UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2022

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

DECEMBER 31, 2022

Meeder Funds Annual Report

MEEDER

TABLE OF CONTENTS

Letter to Shareholders	1
Fund Summaries (Unaudited)
Muirfield Fund	3
Spectrum Fund	5
Global Allocation Fund	7
Balanced Fund	9
Moderate Allocation Fund	11
Conservative Allocation Fund	13
Dynamic Allocation Fund	15
Quantex Fund	17
Tactical Income Fund	19
Institutional Prime Money Market Fund	21
Financial Statements
Schedules of Investments	24
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	82
Notes to Financial Statements	92
Report of Independent Registered Public Accounting Firm	110
Shareholder Expense Analysis	111
Management of the Trust	113
Other Items	114

This Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders
December 31, 2022

A Very Difficult Year for Stocks and Bonds

The term “historic” is frequently used and often misplaced for anyone who is a regular reader of financial news. Patterns and events may sometimes feel unique after reading eye-catching headlines and articles, intended only to capture a reader’s attention. While acknowledging the overuse of this term, I feel confident in stating that 2022 was a historic year for capital markets.

Over the long term, stocks and bonds are typically thought of as uncorrelated assets that are a complement for each other in a portfolio. When bonds aren’t earning significant income, stocks will be there to provide growth. When stocks have a tough year, income from bonds will cushion the fall. It’s a perfect duo. And while this may often be the case, 2022 showed us that uncorrelated is very different than never correlated.

2022 marked the worst performance by U.S. investment-grade bonds since 1931, with investment-grade corporate bonds down –14.5%. Stocks fared worse, with the S&P 500 Index finishing at a loss of -18.0%, experiencing a maximum drawdown of -22.7% at its October 2022 low. In the past 94 years, there have only been two years, 1931 and 1969, that the total return of both stocks and bonds finished negative in the same calendar year.

Inflation also reached its highest level since 1981, with the Consumer Price Index (CPI) 12-month growth peaking at 9.1% in June. While inflation began rearing its head in 2021, the Federal Reserve (the “Fed”) did not respond until 2022...and did they respond. The Fed increased the Fed Funds rate seven times during the year, from an upper bound of 0.25% at the start of the year to 4.50% at their last meeting in December. It was the fastest rate hike cycle since 1974, leaving investors with few places to hide.

Navigating 2022 with Meeder’s Tactical Funds

Meeder’s tactical approach allowed most of our Funds to outperform their respective benchmarks. Our cautious approach entering 2022, which led to a significant defensive position throughout the year, was a significant contributor to the relative outperformance of many of our funds that utilize the Defensive Equity strategy. Many of our funds also favored value-oriented equities within our U.S. stock selection strategy, which also positively contributed to several of our Fund’s strong performance. With respect to fixed income, having a shorter duration than many of our benchmarks allowed several Meeder Funds to be positioned well during a challenging interest rate environment.

Meeder’s Investment Philosophy

At Meeder, we manage our funds using a systematic approach that guides us in our allocation decisions. A systematic, quantitative process allows for a repeatable and efficient method to achieve long-term appreciation while avoiding common emotional biases. We also apply a holistic approach to investing;analyzing fundamental, technical, macroeconomic, and sentiment factors.

Many of our funds utilize our time-tested Defensive Equity strategy, which follows a rules-based and data-driven approach, based on the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation relative to other asset classes. In addition to our Defensive Equity strategy, we also provide active management for shareholders through global allocation, individual equity selection, and fixed income exposure.

The Coast is Not Clear

One of the enduring goals throughout Meeder’s history has been to improve investor outcomes by helping investors remain committed to their investment strategy through a full market cycle. While most of our Funds performed well in 2022 relative to their respective benchmarks, we want to highlight the notable longer-term performance of one of our oldest funds. Per the 10-year rankings as of December 31, 2022, the Muirfield Fund ranked in the top 2 percent of open-ended mutual funds among the 163 strategies ranked in the Tactical Allocation category, according to Morningstar.

As we turn the corner to 2023, we maintain our commitment to continually improving our investment strategies and always maintaining a focus on serving our shareholders. Our investment team never stops looking for ways to improve our investment decision-making process.

While a new year brings new challenges; including the highest interest rates since 2007, lingering inflation, and the looming threat of an economic recession, we remain committed to our tactical approach. The direction of the winds may change, but our philosophy remains firmly planted in the ground. We feel optimistic that our approach, rooted in minimizing behavioral biases and leaning on history as a guide, will help us navigate the coming years ahead.

Sincerely,

Robert S. Meeder
President & CEO

Data Source: Bloomberg, as of May 31, 2022. Notes: The return of bonds are based on the annual return of Bloomberg U.S. Aggregate Bond Index from 1976 to 2022. Prior to 1976, the returns are based on the 10-year U.S. Treasury Bond. Stocks are represented by the S&P 500 Index from 1957 to 2022. Prior to 1957, the returns are based on the price changes in the S&P Composite Index. Index performance shown for illustrative purposes only. You cannot invest into an index. Past performance is no guarantee of future results.

2022 Annual Report | December 31, 2022	Page 1

2022 Annual Report
Fund Summaries

Muirfield Fund

The Meeder Muirfield Fund Institutional Class returned –10.93% for the year ended December 31, 2022, compared to the Morningstar Moderate Target Risk Index benchmark return of –14.77%.

This fund uses Meeder’s Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation.

Muirfield achieved positive performance relative to its benchmark in 2022, primarily driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 33% cash and a 67% allocation to equities. The Fund remained defensive for the entirety of the year, averaging only a 50% allocation to equity throughout 2022 and ending the year with a 51% equity allocation.

Our global equity allocation was a negative contributor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Muirfield’s equity allocation, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of Muirfield’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to reduce equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Muirfield Fund Retail Class	-11.19%	4.03%	7.92%	8/10/88
Muirfield Fund Institutional Class	-10.93%	4.40%	8.15%	10/31/16
Muirfield Fund Adviser Class	-10.85%	4.35%	8.11%	10/31/16
Morningstar Moderate Target Risk Index	-14.77%	3.73%	5.82%	—

Top 10 Holdings
as of December 31, 2022

1.	Apple, Inc.	3.0%
2.	Microsoft Corp.	2.8%
3.	Chevron Corp.	1.7%
4.	Exxon Mobil Corp.	1.7%
5.	Alphabet, Inc.	1.3%
6.	Berkshire Hathaway, Inc.	1.2%
7.	UnitedHealth Group, Inc.	1.1%
8.	Johnson & Johnson	1.0%
9.	Eli Lilly & Co.	0.8%
10.	NVIDIA Corp.	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 3

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	26.0%
Healthcare	16.3%
Energy	14.4%
Consumer Discretionary	13.4%
Financials	8.7%
Industrials	8.4%
Consumer Staples	4.4%
Communication Services	3.8%
Materials	3.6%
Utilities	0.9%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	57.2%
Money Market Registered Investment Companies	42.6%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 4	2022 Annual Report | December 31, 2022

Spectrum Fund

The Meeder Spectrum Fund Institutional Class returned –11.19% for the year ended December 31, 2022, compared to the Morningstar Moderate Target Risk Index benchmark return of –14.77%.

This fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation.

Spectrum achieved positive performance relative to its benchmark in 2022, primarily driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 33% cash and a 67% allocation to equities. The Fund remained defensive for the entirety of the year, averaging only a 50% allocation to equity throughout 2022 and ending the year with a 51% equity allocation.

Global equity allocation was a negative contributor to performance in 2022. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Spectrum’s equity allocation, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of Spectrum’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to reduce equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	Since Inception	Share Class Inception Date
Spectrum Fund Retail Class	-11.52%	2.93%	4.82%	1/2/15
Spectrum Fund Institutional Class	-11.19%	3.35%	5.15%	10/31/16
Spectrum Fund Adviser Class	-11.08%	3.29%	5.09%	10/31/16
Morningstar Moderate Target Risk Index	-14.77%	3.73%	4.93%	—

Top 10 Holdings
as of December 31, 2022

1.	Microsoft Corp.	3.8%
2.	Apple, Inc.	2.1%
3.	Berkshire Hathaway, Inc.	1.6%
4.	Johnson & Johnson	1.1%
5.	UnitedHealth Group, Inc.	1.1%
6.	Copart, Inc.	1.0%
7.	Exxon Mobil Corp.	0.9%
8.	Chevron Corp.	0.9%
9.	Eli Lilly & Co.	0.8%
10.	Mastercard, Inc.	0.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 5

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	29.4%
Healthcare	15.9%
Consumer Discretionary	13.1%
Financials	11.5%
Industrials	9.3%
Energy	7.7%
Materials	6.0%
Communication Services	3.4%
Consumer Staples	3.0%
Utilities	0.6%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	47.8%
Money Market Registered Investment Companies	52.7%
Other Assets/Liabilities (Net)	-0.5%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 6	2022 Annual Report | December 31, 2022

Global Allocation Fund

The Meeder Global Allocation Fund Institutional Class returned –12.56% for the year ended December 31, 2022, compared to the Morningstar Global Allocation Index benchmark return of –17.10%.

A portion (90%) of the Fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (10%) of the fund is allocated to fixed income securities.

The Meeder Global Allocation Fund achieved positive performance relative to its benchmark in 2022, primarily driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 33% cash and a 67% allocation to equities. The Fund remained defensive for the entirety of the year.

Our global equity allocation was a detractor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Global Allocation Fund’s equity holdings, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was also strong in 2022. Within the U.S. portion of the Global Allocation Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to common stocks displaying strong momentum and profitability were the two primary drivers of positive performance. From a sector perspective, the overweight to Information Technology and Healthcare sectors positively contributed to performance throughout the year, while the increase in allocation to Energy and Financial stocks in the second half of the year also generated positive returns.

While fixed income returns were negative, the Global Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality, emerging market bond exposure, and duration of its holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. Despite the challenging environment, tactical shifts in the emerging market sector were a positive contributor to its outperformance. Relative to the benchmark, exposure to shorter duration bonds primarily benefited performance too.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to reduce equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Global Allocation Fund Retail Class	-12.94%	1.23%	5.06%	1/31/06
Global Allocation Fund Institutional Class	-12.56%	1.66%	5.35%	10/31/16
Global Allocation Fund Adviser Class	-12.52%	1.55%	5.28%	10/31/16
Morningstar Global Allocation Index	-17.10%	2.86%	5.20%	—

Top 10 Holdings
as of December 31, 2022

1.	iShares Core MSCI EAFE ETF	8.2%
2.	iShares Core MSCI Emerging Markets ETF	1.8%
3.	Apple, Inc.	1.7%
4.	Berkshire Hathaway, Inc.	1.7%
5.	Chevron Corp.	1.6%
6.	Microsoft Corp.	1.5%
7.	iShares Core U.S. Aggregate Bond ETF	1.5%
8.	iShares JP Morgan USD Emerging Markets Bond ETF	1.2%
9.	SPDR Bloomberg High Yield Bond ETF	1.1%
10.	Copart, Inc.	0.8%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 7

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	25.6%
Healthcare	17.6%
Energy	14.4%
Financials	13.7%
Consumer Discretionary	10.4%
Industrials	8.6%
Consumer Staples	4.0%
Communication Services	2.7%
Materials	2.6%
Utilities	0.3%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2022

U.S. Fixed Income	34.2%
International Fixed Income	6.7%
International Equity	59.1%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	26.3%
Equity Registered Investment Companies	10.1%
Fixed Income Registered Investment Companies	6.9%
Money Market Registered Investment Companies	52.7%
Bank Obligations	1.6%
Other Assets/Liabilities (Net)	2.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 8	2022 Annual Report | December 31, 2022

Balanced Fund

The Meeder Balanced Fund Institutional Class returned –10.80% for the year ended December 31, 2022, compared to the Morningstar Moderate Target Risk Index benchmark return of –14.77%.

A portion (70%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (30%) of the fund is allocated to fixed income securities.

The Balanced Fund achieved positive performance relative to its benchmark in 2022, primarily driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 23% cash and a 47% allocation to equities. The Fund remained defensive for the entirety of the year, averaging only a 35% allocation to equity throughout 2022 and ending the year with a 36% equity allocation.

Our global equity allocation was a detractor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Balanced Fund’s equity allocation, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of the Balanced Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

While fixed income returns were negative, the Balanced Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality, emerging market bond exposure, and duration of its holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. Despite the challenging environment, tactical shifts in the emerging market sector were a positive contributor to its outperformance. Relative to the benchmark, exposure to shorter duration bonds primarily benefited performance too.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to gain equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide income and long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Balanced Fund Retail Class	-11.09%	2.86%	5.58%	1/31/06
Balanced Fund Institutional Class	-10.80%	3.27%	5.85%	10/31/16
Balanced Fund Adviser Class	-10.77%	3.21%	5.80%	10/31/16
Morningstar Moderate Target Risk Index	-14.77%	3.73%	5.82%	—

Top 10 Holdings
as of December 31, 2022

1.	iShares Core U.S. Aggregate Bond ETF	4.5%
2.	iShares JP Morgan USD Emerging Markets Bond ETF	3.6%
3.	SPDR Bloomberg High Yield Bond ETF	3.5%
4.	Apple, Inc.	2.7%
5.	Microsoft Corp.	2.4%
6.	Berkshire Hathaway, Inc.	1.7%
7.	Diamond Hill Short Duration Securitized Bond Fund - Class Y	1.5%
8.	PGIM Short-Term Corporate Bond Fund - Class Q	1.5%
9.	Chevron Corp.	1.4%
10.	Copart, Inc.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 9

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	27.1%
Healthcare	17.1%
Consumer Discretionary	12.9%
Financials	12.1%
Energy	11.9%
Industrials	9.9%
Materials	3.3%
Communication Services	2.8%
Consumer Staples	2.5%
Utilities	0.3%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2022

U.S. Fixed Income	82.6%
International Fixed Income	17.4%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	41.7%
Equity Registered Investment Companies	3.6%
Fixed Income Registered Investment Companies	16.9%
Money Market Registered Investment Companies	37.4%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 10	2022 Annual Report | December 31, 2022

Moderate Allocation Fund

The Meeder Moderate Allocation Fund Institutional Class returned –10.39% for the year ended December 31, 2022, compared to the Morningstar Moderately Conservative Target Risk Index benchmark return of –13.85%.

A portion (50%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (50%) of the fund is allocated to fixed income securities.

The Meeder Moderate Allocation Fund achieved positive performance relative to its benchmark in 2022, primarily driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 16% cash and a 34% allocation to equities. The Fund remained defensive for the entirety of the year, averaging only a 25% allocation to equity throughout 2022 and ending the year with a 26% equity allocation.

Our global equity allocation was a detractor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Moderate Allocation’s equity holdings, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of Moderate Allocation’s equity holdings, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

While fixed income returns were negative, the Moderate Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality, emerging market bond exposure, and duration of its holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. Despite the challenging environment, tactical shifts in the emerging market sector were a positive contributor to its outperformance. Relative to the benchmark, exposure to shorter duration bonds primarily benefited performance too.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to reduce equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide total return, including capital appreciation, and current income.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	Since Inception	Share Class Inception Date
Moderate Allocation Fund Retail Class	-10.75%	2.09%	4.40%	6/30/15
Moderate Allocation Fund Institutional Class	-10.39%	2.47%	4.74%	10/31/16
Moderate Allocation Fund Adviser Class	-10.39%	2.43%	4.69%	10/31/16
Morningstar Moderately Conservative Target Risk Index	-13.85%	2.79%	3.92%	—

Top 10 Holdings
as of December 31, 2022

1.	iShares Core U.S. Aggregate Bond ETF	7.5%
2.	iShares JP Morgan USD Emerging Markets Bond ETF	5.9%
3.	SPDR Bloomberg High Yield Bond ETF	5.9%
4.	Diamond Hill Short Duration Securitized Bond Fund - Class Y	2.5%
5.	PGIM Short-Term Corporate Bond Fund - Class Q	2.5%
6.	Segall Bryant & Hamill Plus Bond Fund - Class I	1.8%
7.	DoubleLine Total Return Bond Fund - Class I	1.7%
8.	Xtrackers USD High Yield Corporate Bond ETF	1.5%
9.	Baird Core Plus Bond Fund - Class I	1.5%
10.	Berkshire Hathaway, Inc.	1.3%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 11

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	25.6%
Healthcare	17.4%
Financials	14.5%
Energy	12.7%
Consumer Discretionary	11.2%
Industrials	8.6%
Consumer Staples	4.6%
Materials	2.9%
Communication Services	2.1%
Utilities	0.3%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2022

U.S. Fixed Income	82.6%
International Fixed Income	17.4%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	21.6%
Equity Registered Investment Companies	5.9%
Fixed Income Registered Investment Companies	28.1%
Money Market Registered Investment Companies	44.2%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 12	2022 Annual Report | December 31, 2022

Conservative Allocation Fund

The Meeder Conservative Allocation Fund Institutional Class returned –10.00% for the year ended December 31, 2022, compared to the Morningstar Conservative Target Risk Index benchmark return of –13.15%.

A portion (30%) of the fund uses our Defensive Equity strategy, which follows a rules-based and data-driven approach to using the Meeder Investment Positioning (IPS) model. This model is used to determine the reward relative to the risk of the stock market and identifies when a respective fund should be increasing or decreasing its equity allocation. The remaining portion (70%) of the fund is allocated to fixed income securities.

The Meeder Conservative Allocation Fund achieved positive performance relative to its benchmark in 2022, partially driven by the Defensive Equity Strategy and its underweight to equities and overweight to cash throughout the year. The Defensive Equity Strategy entered the year with a significant defensive position of 10% cash and a 20% allocation to equities. The Fund remained defensive for the entirety of the year, averaging only a 15% allocation to equity throughout 2022 and ending the year with a 15% equity allocation.

Our global equity allocation was a negative contributor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within Conservative Allocation’s equity holdings, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of Conservative Allocation’s equity holdings, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

While fixed income returns were negative, the Conservative Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality, emerging market bond exposure, and duration of its holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. Despite the challenging environment, tactical shifts in the emerging market sector were a positive contributor to its outperformance. Relative to the benchmark, exposure to shorter duration bonds primarily benefited performance too.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance. The use of equity index futures to reduce equity exposure in the fund’s Defensive Equity exposure was additive to performance relative to the benchmark in 2022.

Investment Objective

The investment objective of the Fund is to provide income and long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Conservative Allocation Fund Retail Class	-10.24%	1.39%	4.95%	6/21/95
Conservative Allocation Fund Institutional Class	-10.00%	1.72%	5.17%	10/31/16
Conservative Allocation Fund Adviser Class	-9.94%	1.69%	5.15%	10/31/16
Morningstar Conservative Target Risk Index	-13.15%	1.38%	2.38%	—

Top 10 Holdings
as of December 31, 2022

1.	iShares Core U.S. Aggregate Bond ETF	10.5%
2.	iShares JP Morgan USD Emerging Markets Bond ETF	8.4%
3.	SPDR Bloomberg High Yield Bond ETF	8.3%
4.	Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.5%
5.	PGIM Short-Term Corporate Bond Fund - Class Q	3.4%
6.	Segall Bryant & Hamill Plus Bond Fund - Class I	2.5%
7.	DoubleLine Total Return Bond Fund - Class I	2.4%
8.	Xtrackers USD High Yield Corporate Bond ETF	2.1%
9.	Baird Core Plus Bond Fund - Class I	2.1%
10.	Frost Total Return Bond Fund - Class I	1.4%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 13

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	21.1%
Healthcare	18.8%
Energy	16.1%
Financials	11.2%
Consumer Discretionary	11.1%
Industrials	10.3%
Consumer Staples	4.5%
Communication Services	3.8%
Materials	2.5%
Utilities	0.5%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2022

U.S. Fixed Income	82.6%
International Fixed Income	17.4%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	14.7%
Equity Registered Investment Companies	8.3%
Fixed Income Registered Investment Companies	39.7%
Money Market Registered Investment Companies	37.0%
Other Assets/Liabilities (Net)	0.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 14	2022 Annual Report | December 31, 2022

Dynamic Allocation Fund

The Meeder Dynamic Allocation Fund Institutional Class returned –15.26% for the year ended December 31, 2022, compared to the Morningstar Aggressive Target Risk Index benchmark return of –15.93%.

The Dynamic Allocation Fund maintains a more aggressive objective and remains nearly fully invested (95%) in the stock market. Our global equity allocation was a detractor to performance this year. The fund allocates to different regions of the global equity markets, including U.S., Developed International ex-US., and Emerging Markets. Within the Dynamic Allocation Fund’s equity holdings, it maintained an overweight to U.S. and underweight to both Developed International ex-U.S. and Emerging Markets equities relative to its benchmark. Given the outperformance of international equities in 2022 compared to their U.S. counterparts, the fund’s global equity allocation detracted from performance.

The performance of our stock selection strategy was very positive in 2022. Within the U.S. portion of the Dynamic Allocation Fund’s equity allocation, we use a proprietary equity selection model that selects stocks based on value, momentum, quality, stability, and sentiment factors. In general, we favor companies that display positive momentum relative to their peers, strong balance sheets, consistent earnings growth, along with attractive valuations and positive near-term sentiment. Our overweight to value stocks, along with our overweight to company’s displaying strong profitability, positively contributed to performance. From a sector perspective, the overweight to the Health Care and Energy sectors positively contributed to performance throughout the year, while the underweight to interest-rate sensitive sectors like Utilities and REITs also benefited performance.

A small portion of the fund (5%) is allocated to fixed income. While fixed income returns were negative, the Dynamic Allocation Fund’s fixed income allocation outperformed the fixed income portion of the benchmark. The fund’s allocation to fixed income tactically shifts portfolio exposure utilizing quantitative models designed to actively manage credit quality, emerging market bond exposure, and duration of its holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. Despite the challenging environment, tactical shifts in the emerging market sector were a positive contributor to its outperformance. Relative to the benchmark, exposure to shorter duration bonds primarily benefited performance too.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Dynamic Allocation Fund Retail Class	-15.53%	5.70%	9.22%	2/29/00
Dynamic Allocation Fund Institutional Class	-15.26%	6.11%	9.47%	10/31/16
Dynamic Allocation Fund Adviser Class	-15.23%	6.04%	9.42%	10/31/16
Morningstar Aggressive Target Risk Index	-15.93%	5.25%	8.38%	—

Top 10 Holdings
as of December 31, 2022

1.	Apple, Inc.	4.2%
2.	Microsoft Corp.	3.9%
3.	Berkshire Hathaway, Inc.	3.6%
4.	iShares Core U.S. Aggregate Bond ETF	1.8%
5.	Copart, Inc.	1.6%
6.	UnitedHealth Group, Inc.	1.6%
7.	Exxon Mobil Corp.	1.4%
8.	Johnson & Johnson	1.3%
9.	Chevron Corp.	1.3%
10.	Costco Wholesale Corp.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 15

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Information Technology	26.4%
Healthcare	18.2%
Consumer Discretionary	13.8%
Financials	13.0%
Industrials	9.2%
Energy	9.2%
Consumer Staples	4.0%
Materials	3.5%
Communication Services	2.2%
Utilities	0.4%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration
as of December 31, 2022

U.S. Fixed Income	71.6%
International Fixed Income	15.6%
International Equity	12.8%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	70.1%
Fixed Income Registered Investment Companies	2.4%
Equity Registered Investment Companies	1.1%
Money Market Registered Investment Companies	25.4%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 16	2022 Annual Report | December 31, 2022

Quantex Fund

The Meeder Quantex Fund Institutional Class returned –13.58% for the year ended December 31, 2022, compared to the S&P MidCap 400 Index benchmark return of –13.06%.

The fund maintains a more aggressive objective and remains fully invested (100%) in the U.S. stock market, primarily in U.S. midcap stocks. While the fund utilizes a quantitative strategy to identify small- and mid-cap stocks that have significant growth potential, it can also tactically allocate up to 40% of the portfolio to U.S. large-cap equities based on our expectations of market cap segments.

The performance of our stock selection strategy for this fund was favorable in 2022, allowing the fund to outperform its benchmark. With value stocks outperforming, the fund’s holdings in the Energy sector were profitable, including positions in ConocoPhillips, Marathon Oil, and APA Corp. Our underweight to Software and Equity REITs also positively contributed to performance. Travel stocks, including Wynn Resorts and Norwegian Cruise Line Holdings were among the largest detractors during the year. The Fund’s tactical allocation to U.S. large-cap equities during the year detracted from performance. This was primarily related to a strong year from U.S. mid-cap equities, which outpaced both their U.S. large- and small-cap peers.

In the fund, we will often use equity index derivatives, such as stock index futures, to efficiently equitize our cash positions as well as manage the equity exposure of the portfolio. Regarding equitizing cash positions, these derivatives are designed to track their respective stock index, so there was no discernible impact on the fund’s relative performance.

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Quantex Fund Retail Class	-13.75%	1.54%	7.90%	3/20/85
Quantex Fund Institutional Class	-13.58%	1.78%	8.08%	10/31/16
Quantex Fund Adviser Class	-13.55%	1.72%	8.03%	10/31/16
S&P MidCap 400 Index	-13.06%	6.71%	10.78%	—
Russell 2000 Index	-20.44%	4.13%	9.01%	—

Top 10 Holdings
as of December 31, 2022

1.	Quanta Services, Inc.	1.0%
2.	AES Corp./The	0.9%
3.	Howmet Aerospace, Inc.	0.9%
4.	Lamb Weston Holdings, Inc.	0.9%
5.	Leidos Holdings, Inc.	0.9%
6.	FMC Corp.	0.9%
7.	Huntington Ingalls Industries, Inc.	0.9%
8.	Cardinal Health, Inc.	0.9%
9.	Rollins, Inc.	0.9%
10.	Mosaic Co./The	0.9%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 17

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmarks. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Common Stock Sector Concentration
as of December 31, 2022

Industrials	18.0%
Financials	13.3%
Consumer Discretionary	12.3%
Information Technology	11.4%
Utilities	8.4%
Materials	8.1%
Healthcare	7.4%
Real Estate Investment Trust	6.5%
Consumer Staples	5.4%
Communication Services	5.1%
Energy	4.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Asset Allocation
as of December 31, 2022

Common Stocks (United States)	61.0%
Money Market Registered Investment Companies	37.1%
Other Assets/Liabilities (Net)	1.9%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 18	2022 Annual Report | December 31, 2022

Tactical Income Fund

The Meeder Tactical Income Institutional Class returned –5.70% for the year ended December 31, 2022, compared to the Bloomberg U.S. Treasury Bill 1-3 Month Index benchmark return of 1.52%.

This fund tactically shifts portfolio exposure utilizing quantitative models designed to actively manage the credit quality, emerging market bond exposure, and duration of U.S. Treasury holdings. In 2022, the Federal Reserve increased interest rates at its fastest rate in more than four decades. The historic rise in rates led to negative returns throughout the fixed income asset class. While the Fund performed favorable relative to its peer group average, relative to the Bloomberg U.S. Treasury Bill 1-3 Month Index benchmark, exposure to longer duration securities, high yield and emerging markets sectors detracted from performance.

Investment Objective

The investment objective of the Fund is to provide long-term total return and income.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year	Share Class Inception Date
Tactical Income Fund Retail Class	-5.99%	0.86%	1.16%	6/30/11
Tactical Income Fund Institutional Class	-5.70%	1.25%	1.41%	10/31/16
Tactical Income Fund Adviser Class	-5.65%	1.20%	1.37%	10/31/16
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	1.52%	1.22%	0.73%	—

Top 10 Holdings
as of December 31, 2022

1.	iShares Core 1-5 Year USD Bond ETF	19.7%
2.	iShares JP Morgan USD Emerging Markets Bond ETF	11.9%
3.	SPDR Bloomberg High Yield Bond ETF	11.9%
4.	BBH Limited Duration Fund - Class I	7.0%
5.	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	5.8%
6.	Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.1%
7.	Xtrackers USD High Yield Corporate Bond ETF	3.0%
8.	Frost Total Return Bond Fund - Class I	2.5%
9.	iShares Core U.S. Aggregate Bond ETF	2.0%
10.	PGIM Short-Term Corporate Bond Fund - Class Q	1.4%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

2022 Annual Report | December 31, 2022	Page 19

Growth of $10,000
as of December 31, 2022

The Growth of $10,000 chart compares the performance of the Fund’s Retail Share Class over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fixed Income Sector Concentration
as of December 31, 2022

Investment Grade	68.3%
Cash & Equivalents	31.7%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Page 20	2022 Annual Report | December 31, 2022

Institutional Prime Money Market Fund

The Meeder Institutional Prime Money Market Fund (the Fund) reported a 7-day net yield of 4.36% as of December 31, 2022. The total return for the Fund was 1.63% for the full year period.

The Fund offers a floating net asset value (FNAV). A FNAV fund is characterized by a net asset value which could vary incrementally above or below $1.0000 per share. The objective of this fund is to maintain a FNAV near $1.0000 per share while offering a safe investment vehicle and competitive returns to shareholders. A FNAV was reported at year-end 2022 as $1.0000. The advisor to the Fund accomplished the objective by investing in short-term, high-quality money market debt obligations. Money market debt obligations may be offered by the U.S. Government and its agencies but may also include obligations of fundamentally sound corporate issuers.

Over the years, investors have demonstrated confidence in the money market fund industry because of two key features. Safety and liquidity are at the core of money fund investment strategy. Safety is expressed through the selection of investments which are anticipated to provide minimal principal volatility. While liquidity is generated by maintaining high quality investments and ample funds to accommodate investor requests to redeem shares. These attributes proved important once again as the industry faced a long-awaited shift in the Federal Open Market Committee’s (FOMC) interest rate policy. Early in 2022 the FOMC embarked on an aggressive restrictive monetary policy stance to combat accelerating inflation.

Throughout 2022, the FOMC increased its target interest rate 4.25% over the course of nine months. To accommodate the shift in policy, the advisor adopted a strategy to increase investments with shorter average maturities. This was additive to performance and supported the objective of minimizing downward pressure on the FNAV. Prior to the FOMC meeting in March 2022, the Fund reported a 7-day net yield of 0.05% versus a year end rate of 4.36%. In similar fashion, the Fund’s FNAV was $0.9993 prior to the FOMC’s March movement while ending the year at $1.0000. The shorter average maturity of the fund allowed faster reinvestment of maturing proceeds in order to take advantage of base interest rates moving higher. The average maturity of the Fund was managed down from 35 days to 15 days.

The advisor addressed fund safety directly through a strategy focused on exceeding required liquidity limits and investing in securities which historically perform favorably in the aforementioned interest rate environment. The Fund maintained daily liquid assets of nearly 30% and weekly liquid assets of almost 50%. This far exceed required levels of 10% and 30%, respectively. Investments which added value to the portfolio were purchased with shorter average maturities.

As we move forward, our efforts will be focused on any supplementary monetary adjustments by the FOMC and the resulting impact of these actions may have on the economy. The strategies implemented in 2022, we believe, were prudent and provided shareholders with exceptional safety as interest rates moved higher. Currently, we believe the Fund should be positioned to maintain stability through 2023. In the event our view changes, we will review our strategy relative to market opportunities and act in the best interest of our shareholders.

Investment Objective

The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.

Average Annual Total Returns
as of December 31, 2022

	1 Year	5 Year	10 Year
Institutional Prime Money Market Fund	1.63%	1.29%	0.81%

Yields
as of December 31, 2022

	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Institutional Prime Money Market Fund	4.36%	4.09%

Top 10 Holdings
as of December 31, 2022

1.	Federated Hermes Government Obligations Fund, 4.15%	10.6%
2.	StoneX Repo, 4.48%, due 1/3/2023	7.2%
3.	Truist Repo, 4.34%, due 1/3/2023	7.2%
4.	South Street Repo, 4.33%, due 1/3/2023	6.5%
5.	Halkin Finance, LLC, 4.31%, 1/3/2023	2.9%
6.	Anglesea Funding, 4.37%, 2/1/2023	2.6%
7.	Anglesea Funding, 4.43%, 2/7/2023	2.4%
8.	South Street Repo, 4.28%, due 1/3/2023	2.2%
9.	Halkin Finance, LLC, 4.32%, 1/5/2023	2.2%
10.	ANZ New Zealand Int’l, LTD, 4.88%, 1/5/2023	1.8%

As a percentage of total net assets.

2022 Annual Report | December 31, 2022	Page 21

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Sector Concentration
as of December 31, 2022

Commercial Paper	31.8%
Certificates of Deposit	31.6%
Repurchase Agreements	23.1%
Money Market Registered Investment Companies	10.6%
Corporate Obligations	2.2%
Variable Rate Demand Notes	0.9%
Other Assets/Liabilities (Net)	-0.2%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Page 22	2022 Annual Report | December 31, 2022

2022 Annual Report
Fund Holdings & Financial Statements

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 57.2%
Communication Services — 2.2%
Alphabet, Inc. (1)	89,979	7,983,837
AT&T, Inc.	192	3,535
Cable One, Inc.	136	96,813
Comcast Corp.	14,624	511,401
Entravision Communications Corp.	1,883	9,038
IDT Corp. (1)	16,073	452,776
Liberty TripAdvisor Holdings, Inc. (1)	8,364	5,601
Meta Platforms, Inc. (1)	8,412	1,012,300
Netflix, Inc. (1)	283	83,451
Roku, Inc. (1)	5,846	237,932
Telephone and Data Systems, Inc.	3,121	32,739
T-Mobile US, Inc. (1)	21,221	2,970,940
Trade Desk, Inc./The (1)	8,551	383,341
Verizon Communications, Inc.	802	31,599
		13,815,303

Consumer Discretionary — 7.7%
ADT, Inc.	769	6,975
Amazon.com, Inc. (1)	5,647	474,348
AutoZone, Inc. (1)	559	1,378,595
Best Buy Co., Inc.	29,266	2,347,426
Bloomin’ Brands, Inc.	2,397	48,228
Booking Holdings, Inc. (1)	817	1,646,484
BorgWarner, Inc.	32,732	1,317,463
Buckle, Inc./The	1,116	50,611
Burlington Stores, Inc. (1)	4,763	965,746
Cavco Industries, Inc. (1)	160	36,200
Chegg, Inc. (1)	15,741	397,775
Citi Trends, Inc. (1)	732	19,383
Dana, Inc.	3,684	55,739
Dillard’s, Inc.	11	3,555
DR Horton, Inc.	24,027	2,141,767
Everi Holdings, Inc. (1)	566	8,122
Frontdoor, Inc. (1)	3,994	83,075
Garmin, Ltd.	12,011	1,108,495
Gentex Corp.	1,391	37,933
Genuine Parts Co.	94	16,310
Goodyear Tire & Rubber Co./The (1)	9,741	98,871
Grand Canyon Education, Inc. (1)	15,214	1,607,511
Green Brick Partners, Inc. (1)	453	10,976
Helen of Troy, Ltd. (1)	97	10,758
Home Depot, Inc./The	7,236	2,285,563
La-Z-Boy, Inc.	288	6,572
Lear Corp.	133	16,495
Lennar Corp.	25,161	2,277,071

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lions Gate Entertainment Corp. (1)	496	2,698
Lithia Motors, Inc.	328	67,155
LKQ Corp.	9,583	511,828
Lowe’s Cos., Inc.	4,388	874,265
Lululemon Athletica, Inc. (1)	7,862	2,518,828
M/I Homes, Inc. (1)	16,719	772,083
Macy’s, Inc.	94,043	1,941,988
Malibu Boats, Inc. (1)	63	3,358
MasterCraft Boat Holdings, Inc. (1)	1,033	26,724
McDonald’s Corp.	3,447	908,388
MDC Holdings, Inc.	123	3,887
Meritage Homes Corp. (1)	1,677	154,619
Mohawk Industries, Inc. (1)	9,216	942,060
National Vision Holdings, Inc. (1)	907	35,155
Newell Brands, Inc.	428	5,598
NVR, Inc. (1)	102	470,483
ONE Group Hospitality, Inc./The (1)	3,356	21,143
O’Reilly Automotive, Inc. (1)	2,583	2,180,129
Patrick Industries, Inc.	375	22,725
PulteGroup, Inc.	7,378	335,920
PVH Corp.	8,357	589,921
Qurate Retail, Inc. (1)	7,934	12,932
Red Rock Resorts, Inc.	177	7,082
Rent-A-Center, Inc./TX	533	12,019
Ross Stores, Inc.	6,699	777,553
Skyline Champion Corp. (1)	26,489	1,364,448
Sleep Number Corp. (1)	2,013	52,298
Smith & Wesson Brands, Inc.	9,621	83,510
Starbucks Corp.	24,903	2,470,378
Tapestry, Inc.	6,717	255,783
Target Corp.	3,187	474,990
Tempur Sealy International, Inc.	7,965	273,438
Texas Roadhouse, Inc.	9,406	855,476
TJX Cos., Inc./The	37,014	2,946,314
Toll Brothers, Inc.	8,169	407,796
Town Sports International Holdings, Inc. (1)(5)	4,613	0
Tractor Supply Co.	2,478	557,476
TravelCenters of America, Inc. (1)	138	6,180
Tupperware Brands Corp. (1)	19,775	81,869
Ulta Beauty, Inc. (1)	5,773	2,707,941
Universal Electronics, Inc. (1)	328	6,826
Whirlpool Corp.	14,881	2,105,066
Wingstop, Inc.	1,410	194,044
Yum! Brands, Inc.	18,166	2,326,701
Zumiez, Inc. (1)	432	9,392
		48,836,514

The accompanying notes are an integral part of these financial statements.

Page 24	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Consumer Staples — 2.5%
Archer-Daniels-Midland Co.	26,252	2,437,498
Bunge, Ltd.	11,407	1,138,076
Calavo Growers, Inc.	200	5,880
Casey’s General Stores, Inc.	979	219,639
Coca-Cola Co./The	32,556	2,070,887
Coca-Cola Consolidated, Inc.	16	8,198
Costco Wholesale Corp.	1,666	760,529
Flowers Foods, Inc.	1,313	37,736
General Mills, Inc.	21,255	1,782,232
Ingles Markets, Inc.	204	19,678
Ingredion, Inc.	3,637	356,171
John B Sanfilippo & Son, Inc.	47	3,822
Kimberly-Clark Corp.	2,564	348,063
Kraft Heinz Co./The	394	16,040
Kroger Co./The	953	42,485
Lamb Weston Holdings, Inc.	4,625	413,290
Molson Coors Beverage Co.	2,574	132,612
Mondelez International, Inc.	13,544	902,708
PepsiCo, Inc.	17,205	3,108,255
Pilgrim’s Pride Corp. (1)	934	22,164
Simply Good Foods Co./The (1)	1,304	49,591
Tyson Foods, Inc.	19,769	1,230,620
Walmart, Inc.	6,873	974,523
		16,080,697

Energy — 8.3%
Alto Ingredients, Inc. (1)	1,605	4,622
Antero Midstream Corp.	784	8,459
Antero Resources Corp. (1)	394	12,210
APA Corp.	9,056	422,734
Arch Resources, Inc.	194	27,701
Baker Hughes Co.	297	8,770
Berry Corp.	2,368	18,944
Bristow Group, Inc. (1)	2,574	69,833
California Resources Corp.	2,985	129,877
Callon Petroleum Co. (1)	251	9,310
Centrus Energy Corp. (1)	5,482	178,055
ChampionX Corp.	337	9,770
Cheniere Energy, Inc.	11,704	1,755,132
Chesapeake Energy Corp.	5,074	478,833
Chevron Corp.	61,056	10,958,941
Chord Energy Corp.	169	23,121
Civitas Resources, Inc.	998	57,814
Comstock Resources, Inc.	433	5,936
ConocoPhillips	28,530	3,366,540

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Coterra Energy, Inc.	886	21,769
CVR Energy, Inc.	470	14,730
Delek US Holdings, Inc.	915	24,705
Denbury, Inc. (1)	434	37,767
Devon Energy Corp.	3,663	225,311
Diamondback Energy, Inc.	2,954	404,048
Dorian LPG, Ltd.	270	5,117
DT Midstream, Inc.	7,021	387,980
EOG Resources, Inc.	21,993	2,848,533
EQT Corp.	6,771	229,063
Exxon Mobil Corp.	98,130	10,823,739
FLEX LNG, Ltd.	588	19,222
Golar LNG, Ltd. (1)	826	18,825
Halliburton Co.	311	12,238
Hess Corp.	3,825	542,462
HF Sinclair Corp.	1,857	96,360
International Seaways, Inc.	155	5,738
Kinder Morgan, Inc.	1,272	22,998
Kinetik Holdings, Inc.	209	6,914
Laredo Petroleum, Inc. (1)	429	22,059
Magnolia Oil & Gas Corp.	936	21,949
Marathon Oil Corp.	337	9,123
Marathon Petroleum Corp.	32,363	3,766,730
Matador Resources Co.	2,210	126,500
Murphy Oil Corp.	425	18,279
New Fortress Energy, Inc.	6,752	286,420
Northern Oil and Gas, Inc.	388	11,958
Occidental Petroleum Corp.	8,886	559,729
ONEOK, Inc.	41,184	2,705,789
Ovintiv, Inc.	9,397	476,522
Par Pacific Holdings, Inc. (1)	190	4,418
PBF Energy, Inc.	416	16,964
Peabody Energy Corp. (1)	502	13,263
Phillips 66	29,982	3,120,527
Pioneer Natural Resources Co.	12,789	2,920,880
ProPetro Holding Corp. (1)	746	7,736
Range Resources Corp.	1,068	26,721
REX American Resources Corp. (1)	273	8,698
SandRidge Energy, Inc. (1)	406	6,914
Schlumberger, Ltd.	23,934	1,279,512
Scorpio Tankers, Inc.	404	21,723
SilverBow Resources, Inc. (1)	447	12,641
Sitio Royalties Corp.	454	13,098
SM Energy Co.	1,906	66,386
Targa Resources Corp.	11,739	862,817

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 25

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Teekay Corp. (1)	3,592	16,308
Valero Energy Corp.	20,992	2,663,045
Williams Cos., Inc./The	1,636	53,824
World Fuel Services Corp.	2,737	74,802
		52,489,456

Financials — 5.0%
Affiliated Managers Group, Inc.	483	76,522
Aflac, Inc.	3,120	224,453
Ally Financial, Inc.	2,068	50,563
American Equity Investment Life Holding Co.	13,196	602,002
American Financial Group, Inc./OH	2,404	330,021
American International Group, Inc.	15,666	990,718
Aon PLC	26	7,804
Apollo Global Management, Inc.	16,737	1,067,653
Axis Capital Holdings, Ltd.	380	20,585
Bank of New York Mellon Corp./The	16,526	752,264
Bank OZK	1,494	59,850
Berkshire Hathaway, Inc. (1)	23,961	7,401,553
Capital One Financial Corp.	10,800	1,003,968
Charles Schwab Corp./The	41,324	3,440,636
Chubb, Ltd.	3,213	708,788
East West Bancorp, Inc.	15,251	1,005,041
Essent Group, Ltd.	15,187	590,471
Evercore, Inc.	239	26,070
F&G Annuities & Life, Inc.	1,684	33,697
Fidelity National Financial, Inc.	24,779	932,186
First American Financial Corp.	376	19,680
Green Dot Corp. (1)	1,999	31,624
Hartford Financial Services Group, Inc./The	5,375	407,586
Huntington Bancshares, Inc./OH	531	7,487
Independent Bank Corp.	47	3,968
Jackson Financial, Inc.	1,574	54,759
LendingTree, Inc. (1)	4,438	94,663
Loews Corp.	447	26,074
LPL Financial Holdings, Inc.	3,756	811,935
MarketAxess Holdings, Inc.	14	3,904
Marsh & McLennan Cos., Inc.	19,167	3,171,755
Medley Management, Inc. (1)(5)	235	0
Moelis & Co.	4,017	154,132
Mr Cooper Group, Inc. (1)	1,315	52,771
New York Community Bancorp, Inc.	3,878	33,351
NMI Holdings, Inc. (1)	4,033	84,290
Northern Trust Corp.	1,552	137,336
OFG Bancorp	257	7,083

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Old Republic International Corp.	3,598	86,892
Pathward Financial, Inc.	6,010	258,731
Radian Group, Inc.	1,227	23,399
Regions Financial Corp.	12,226	263,593
Reinsurance Group of America, Inc.	1,834	260,593
RLI Corp.	53	6,957
SEI Investments Co.	705	41,102
State Street Corp.	8,972	695,958
Stewart Information Services Corp.	15,866	677,954
Synchrony Financial	38,982	1,280,949
Unum Group	406	16,658
Valley National Bancorp	320	3,619
Virtus Investment Partners, Inc.	42	8,040
W R Berkley Corp.	4,183	303,560
Walker & Dunlop, Inc.	6,233	489,166
Waterstone Financial, Inc.	418	7,206
Willis Towers Watson PLC	11,421	2,793,348
WSFS Financial Corp.	156	7,073
Zions Bancorp NA	3,518	172,945
		31,824,986

Healthcare — 9.4%
Abbott Laboratories	4,591	504,046
AbbVie, Inc.	27,218	4,398,701
AmerisourceBergen Corp.	1,541	255,359
Amgen, Inc.	3,697	970,980
Assertio Holdings, Inc. (1)	3,562	15,317
Avalo Therapeutics, Inc. (1)	1,445	7,283
Biogen, Inc. (1)	4,091	1,132,880
Bristol-Myers Squibb Co.	22,329	1,606,572
Bruker Corp.	1,470	100,475
Cardinal Health, Inc.	1,154	88,708
Catalent, Inc. (1)	10,641	478,951
Centene Corp. (1)	9,825	805,748
Chemed Corp.	33	16,844
Cigna Corp.	6,455	2,138,800
CVS Health Corp.	6,516	607,226
Elevance Health, Inc.	3,689	1,892,346
Eli Lilly & Co.	14,262	5,217,610
Embecta Corp.	990	25,037
Enhabit, Inc. (1)	1,243	16,358
Ensign Group, Inc./The	76	7,190
Fulgent Genetics, Inc. (1)	17,453	519,750
Galectin Therapeutics, Inc. (1)	3,817	4,313
Genprex, Inc. (1)	4,483	6,500
Gilead Sciences, Inc.	39,703	3,408,503

The accompanying notes are an integral part of these financial statements.

Page 26	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
HCA Healthcare, Inc.	16	3,839
Humana, Inc.	2,777	1,422,352
IDEXX Laboratories, Inc. (1)	653	266,398
ImmunityBio, Inc. (1)	9,835	49,863
Intuitive Surgical, Inc. (1)	2,053	544,764
Johnson & Johnson	37,306	6,590,105
Joint Corp./The (1)	424	5,928
Laboratory Corp. of America Holdings	307	72,292
Lantheus Holdings, Inc. (1)	112	5,708
McKesson Corp.	2,971	1,114,482
Merck & Co., Inc.	38,345	4,254,378
Moderna, Inc. (1)	16,231	2,915,412
Molina Healthcare, Inc. (1)	141	46,561
Neurocrine Biosciences, Inc. (1)	1,127	134,609
Organon & Co.	666	18,601
Perrigo Co. PLC	1	34
Pfizer, Inc.	62,933	3,224,687
Quest Diagnostics, Inc.	1,893	296,141
Regeneron Pharmaceuticals, Inc. (1)	2,533	1,827,534
Syneos Health, Inc. (1)	2,487	91,223
Teleflex, Inc.	908	226,664
Tenet Healthcare Corp. (1)	118	5,757
Twist Bioscience Corp. (1)	25,656	610,869
UnitedHealth Group, Inc.	12,834	6,804,330
Universal Health Services, Inc.	983	138,495
Veracyte, Inc. (1)	10,272	243,755
Vertex Pharmaceuticals, Inc. (1)	3,110	898,106
Viatris, Inc.	29,587	329,303
Vir Biotechnology, Inc. (1)	3,575	90,483
West Pharmaceutical Services, Inc.	1,386	326,195
Zoetis, Inc.	18,583	2,723,339
		59,507,704

Industrials — 4.8%
AAR Corp. (1)	154	6,915
Acuity Brands, Inc.	22	3,643
AECOM	208	17,665
AGCO Corp.	994	137,858
Alaska Air Group, Inc. (1)	308	13,226
AMETEK, Inc.	422	58,962
Applied Industrial Technologies, Inc.	38	4,789
Argan, Inc.	752	27,734
Astec Industries, Inc.	95	3,863
Atkore, Inc. (1)	9,917	1,124,786
BlueLinx Holdings, Inc. (1)	1,082	76,941
Boise Cascade Co.	11,244	772,125

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Booz Allen Hamilton Holding Corp.	2,089	218,342
Brady Corp.	335	15,779
Builders FirstSource, Inc. (1)	27,400	1,777,712
BWX Technologies, Inc.	276	16,030
Comfort Systems USA, Inc.	140	16,111
Copart, Inc. (1)	42,553	2,591,052
Costamare, Inc.	524	4,863
CoStar Group, Inc. (1)	1,643	126,971
Donaldson Co., Inc.	261	15,365
Dover Corp.	469	63,507
Eaton Corp. PLC	79	12,399
EMCOR Group, Inc.	10,061	1,490,135
Emerson Electric Co.	176	16,907
Enovix Corp. (1)	8,172	101,660
Equifax, Inc.	1,494	290,374
Expeditors International of Washington, Inc.	6,478	673,194
Fastenal Co.	227	10,742
Federal Signal Corp.	168	7,807
Fortune Brands Innovations, Inc.	16,897	964,988
Genco Shipping & Trading, Ltd.	3,389	52,055
General Dynamics Corp.	8,669	2,150,866
Graco, Inc.	10,030	674,618
H&E Equipment Services, Inc.	275	12,485
Heidrick & Struggles International, Inc.	1,275	35,662
Hub Group, Inc. (1)	85	6,757
Hubbell, Inc.	2,389	560,651
Huntington Ingalls Industries, Inc.	96	22,145
ITT, Inc.	1,132	91,805
Karat Packaging, Inc.	307	4,412
Kforce, Inc.	120	6,580
Leidos Holdings, Inc.	4,126	434,014
Lockheed Martin Corp.	1,819	884,925
ManpowerGroup, Inc.	3,714	309,042
Masterbrand, Inc. (1)	11,748	88,697
Matson, Inc.	6,541	408,878
McGrath RentCorp	171	16,885
MDU Resources Group, Inc.	115	3,489
Moog, Inc. (1)	280	24,573
MSC Industrial Direct Co., Inc.	93	7,598
Mueller Industries, Inc.	5,666	334,294
Nordson Corp.	1,666	396,042
Northrop Grumman Corp.	5,298	2,890,642
nVent Electric PLC	2,601	100,060
Owens Corning	1,537	131,106
PACCAR, Inc.	16,327	1,615,883

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 27

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Primoris Services Corp.	2,062	45,240
Raytheon Technologies Corp.	25,913	2,615,140
Regal Rexnord Corp.	2,864	343,623
Republic Services, Inc.	257	33,150
Ryder System, Inc.	438	36,604
Sensata Technologies Holding PLC	1,049	42,359
SkyWest, Inc. (1)	1,125	18,574
Southwest Airlines Co.	24,759	833,636
Sterling Infrastructure, Inc. (1)	322	10,562
Tennant Co.	116	7,142
Textron, Inc.	5,747	406,888
TrueBlue, Inc. (1)	505	9,888
UFP Industries, Inc.	498	39,467
United Parcel Service, Inc.	1,301	226,166
United Rentals, Inc. (1)	1,320	469,154
Univar Solutions, Inc. (1)	845	26,871
Valmont Industries, Inc.	140	46,294
Verisk Analytics, Inc.	6,703	1,182,543
Vicor Corp. (1)	8,440	453,650
Waste Management, Inc.	5,917	928,259
WW Grainger, Inc.	1,526	848,838
Xylem, Inc./NY	1,502	166,076
		30,716,733

Information Technology — 14.8%
Adobe, Inc. (1)	8,721	2,934,878
Alpha & Omega Semiconductor, Ltd. (1)	4,895	139,850
Amkor Technology, Inc.	12,790	306,704
ANSYS, Inc. (1)	2,764	667,755
Apple, Inc.	145,849	18,950,161
Applied Materials, Inc.	7,902	769,497
Arista Networks, Inc. (1)	383	46,477
Arrow Electronics, Inc. (1)	9,145	956,293
Atlassian Corp. (1)	152	19,559
Autodesk, Inc. (1)	7,845	1,465,995
Avnet, Inc.	8,301	345,156
Belden, Inc.	267	19,197
Block, Inc. (1)	1,063	66,799
Broadcom, Inc.	49	27,397
Calix, Inc. (1)	1,697	116,126
Cisco Systems, Inc.	79,035	3,765,227
Cloudflare, Inc. (1)	18,025	814,910
Cognex Corp.	2,610	122,957
Cognizant Technology Solutions Corp.	18,450	1,055,156
Dell Technologies, Inc.	2,140	86,071
Digital Turbine, Inc. (1)	35,998	548,610

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
DocuSign, Inc. (1)	18,711	1,036,964
DXC Technology Co. (1)	136	3,604
EPAM Systems, Inc. (1)	4,464	1,463,031
Euronet Worldwide, Inc. (1)	1,575	148,649
Extreme Networks, Inc. (1)	779	14,263
Fabrinet (1)	344	44,108
Fair Isaac Corp. (1)	514	307,670
Intel Corp.	56,232	1,486,212
Intuit, Inc.	8,510	3,312,262
Jabil, Inc.	36,607	2,496,597
Juniper Networks, Inc.	346	11,058
Keysight Technologies, Inc. (1)	24	4,106
Lam Research Corp.	4,748	1,995,584
Lattice Semiconductor Corp. (1)	3,706	240,445
Manhattan Associates, Inc. (1)	22,482	2,729,315
Mastercard, Inc.	10,899	3,789,909
Microchip Technology, Inc.	6,902	484,866
Microsoft Corp.	75,410	18,084,813
Monolithic Power Systems, Inc.	1,208	427,161
National Instruments Corp.	3,756	138,596
NVIDIA Corp.	33,114	4,839,280
Oracle Corp.	34,203	2,795,753
Pure Storage, Inc. (1)	11,718	313,574
QUALCOMM, Inc.	20,695	2,275,208
Skyworks Solutions, Inc.	28,195	2,569,410
StarTek, Inc. (1)	2,934	11,003
Synopsys, Inc. (1)	5,192	1,657,754
TD SYNNEX Corp.	114	10,797
Teradyne, Inc.	22,852	1,996,122
Texas Instruments, Inc.	22,556	3,726,702
Vishay Intertechnology, Inc.	330	7,118
WEX, Inc. (1)	2,541	415,835
Zebra Technologies Corp. (1)	6,966	1,786,152
Zoom Video Communications, Inc. (1)	14,063	952,628
		94,801,324

Materials — 2.0%
AdvanSix, Inc.	1,479	56,232
Air Products and Chemicals, Inc.	60	18,496
Alcoa Corp.	48,938	2,225,211
Alpha Metallurgical Resources, Inc.	278	40,696
Avery Dennison Corp.	6,193	1,120,933
CF Industries Holdings, Inc.	1,130	96,276
Clearwater Paper Corp. (1)	293	11,078
Dow, Inc.	18,186	916,393

The accompanying notes are an integral part of these financial statements.

Page 28	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Eagle Materials, Inc.	5,176	687,632
Freeport-McMoRan, Inc.	13,260	503,880
Huntsman Corp.	257	7,062
International Paper Co.	8,415	291,411
Linde PLC	14	4,567
Louisiana-Pacific Corp.	34,643	2,050,866
LyondellBasell Industries NV	16,782	1,393,409
Mosaic Co./The	70	3,071
MP Materials Corp. (1)	4,955	120,307
Newmont Corp.	4,613	217,734
Nucor Corp.	8,327	1,097,582
Olin Corp.	1,955	103,498
Packaging Corp. of America	3,481	445,255
Reliance Steel & Aluminum Co.	239	48,383
Ryerson Holding Corp.	1,645	49,778
Schnitzer Steel Industries, Inc.	1,053	32,274
Southern Copper Corp.	3,742	225,979
Steel Dynamics, Inc.	7,745	756,687
Sylvamo Corp.	1,976	96,014
Tronox Holdings PLC	453	6,211
United States Steel Corp.	10,827	271,216
Warrior Met Coal, Inc.	619	21,442
Westrock Co.	1,291	45,392
		12,964,965

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	13,458	28,127
Spirit MTA REIT Liquidating Trust (1)(5)	9,151	0
		28,127

Utilities — 0.5%
Alliant Energy Corp.	2,897	159,943
American Water Works Co., Inc.	1,250	190,525
Brookfield Renewable Corp.	1,151	31,699
CenterPoint Energy, Inc.	240	7,198
Clearway Energy, Inc.	1,377	43,885
FirstEnergy Corp.	5,896	247,278
National Fuel Gas Co.	2,556	161,795
NRG Energy, Inc.	24,850	790,727
OGE Energy Corp.	984	38,917
UGI Corp.	39,723	1,472,532
		3,144,499

Total Common Stocks (United States) (Cost $301,772,505)		364,210,308

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	2,612	68,957
Total Preferred Stock (United States) (Cost $65,288)		68,957

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	349	2,602
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	122	4,014
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	128	2,610
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	63	1,146
Total Warrants (United States) (Cost $8,512)		10,372

Money Market Registered Investment Companies — 42.6%
Meeder Institutional Prime Money Market Fund, 4.36% (2)	270,676,198	270,676,198
Total Money Market Registered Investment Companies (Cost $270,564,643)		270,676,198

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 1.60%, 1/3/2023 (3)	249,081	249,081
Metro City Bank Deposit Account, 0.94%, 1/3/2023 (3)	249,337	249,337
Total Bank Obligations (Cost $498,418)		498,418
Total Investments — 99.9% (Cost $572,909,366)		635,464,253
Other Assets less Liabilities — 0.1%		612,913
Total Net Assets — 100.0%		636,077,166

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 29

Schedules of Investments
December 31, 2022

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	5,549	63,814
Meeder Dynamic Allocation Fund - Retail Class	14,699	166,981
Meeder Muirfield Fund - Retail Class	10,252	84,476
Meeder Conservative Allocation Fund - Retail Class	1,622	33,819
Total Trustee Deferred Compensation (Cost $343,850)		349,090

Muirfield Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(220)	3/17/2023	(53,737,200)	1,507,547
Mini MSCI EAFE Index Futures	458	3/17/2023	44,641,260	(1,755,897)
Mini MSCI Emerging Markets Index Futures	200	3/17/2023	9,594,000	(247,594)
Russell 2000 Mini Index Futures	235	3/17/2023	20,808,075	(848,860)
Standard & Poors 500 Mini Futures	(314)	3/17/2023	(60,617,700)	1,883,719
Total Futures Contracts	359		(39,311,565)	538,915

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.

The accompanying notes are an integral part of these financial statements.

Page 30	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — 47.8%
Communication Services — 1.6%
Alphabet, Inc. - Class C (1)	12,812	1,136,809
Alphabet, Inc. - Class A (1)	6,115	539,526
Altice USA, Inc. (1)	1,192	5,483
AMC Entertainment Holdings, Inc. (1)	888	3,614
AMC Networks, Inc. (1)	2,171	34,020
Cable One, Inc.	20	14,237
Comcast Corp.	7,311	255,666
Entravision Communications Corp.	3,381	16,229
IDT Corp. (1)	1,101	31,015
Magnite, Inc. (1)	3,987	42,222
Meta Platforms, Inc. (1)	5,332	641,653
Roku, Inc. (1)	639	26,007
Skillz, Inc. (1)	138,445	70,122
Trade Desk, Inc./The (1)	4,338	194,473
		3,011,076

Consumer Discretionary — 6.3%
Amazon.com, Inc. (1)	10,935	918,540
AutoZone, Inc. (1)	159	392,123
Beachbody Co., Inc./The (1)	14,976	7,877
Beazer Homes USA, Inc. (1)	772	9,851
Best Buy Co., Inc.	1,491	119,593
Booking Holdings, Inc. (1)	153	308,338
BorgWarner, Inc.	7,262	292,296
Bright Horizons Family Solutions, Inc. (1)	198	12,494
Burlington Stores, Inc. (1)	1,710	346,720
Carvana Co. (1)	8,511	40,342
Century Communities, Inc.	2,882	144,129
Chegg, Inc. (1)	3,821	96,557
ContextLogic, Inc. (1)	47,462	23,147
DR Horton, Inc.	582	51,879
Ethan Allen Interiors, Inc.	206	5,443
Expedia Group, Inc. (1)	3,190	279,444
Frontdoor, Inc. (1)	1,128	23,462
Garmin, Ltd.	581	53,620
Goodyear Tire & Rubber Co./The (1)	10,493	106,504
Grand Canyon Education, Inc. (1)	5,269	556,723
Green Brick Partners, Inc. (1)	1,974	47,830
H&R Block, Inc.	145	5,294
Helen of Troy, Ltd. (1)	2,444	271,064
Home Depot, Inc./The	248	78,333
Hovnanian Enterprises, Inc. (1)	1,552	65,308
Lennar Corp.	647	58,554
LGI Homes, Inc. (1)	4,159	385,123
LKQ Corp.	453	24,195
Lovesac Co./The (1)	7,501	165,097

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Lowe’s Cos., Inc.	2,351	468,413
Lululemon Athletica, Inc. (1)	2,217	710,282
M/I Homes, Inc. (1)	5,932	273,940
Macy’s, Inc.	6,654	137,405
Mohawk Industries, Inc. (1)	7,956	813,262
National Vision Holdings, Inc. (1)	2,518	97,598
O’Reilly Automotive, Inc. (1)	388	327,484
Patrick Industries, Inc.	953	57,752
PVH Corp.	3,807	268,736
Qurate Retail, Inc. (1)	6,600	10,758
RealReal, Inc./The (1)	2,878	3,598
Rent-A-Center, Inc./TX	2,185	49,272
Ross Stores, Inc.	1,735	201,381
Skyline Champion Corp. (1)	6,131	315,808
Sleep Number Corp. (1)	4,823	125,302
Smith & Wesson Brands, Inc.	396	3,437
Starbucks Corp.	1,062	105,350
Tapestry, Inc.	2,247	85,566
Target Corp.	690	102,838
Tempur Sealy International, Inc.	571	19,602
TJX Cos., Inc./The	5,290	421,084
Toll Brothers, Inc.	2,214	110,523
Tractor Supply Co.	297	66,816
Tupperware Brands Corp. (1)	12,407	51,365
Ulta Beauty, Inc. (1)	1,966	922,192
Volta, Inc. (1)	16,179	5,750
Whirlpool Corp.	3,734	528,212
Wingstop, Inc.	371	51,057
Yum! Brands, Inc.	2,210	283,057
Zumiez, Inc. (1)	780	16,957
		11,524,677

Consumer Staples — 1.4%
Archer-Daniels-Midland Co.	7,038	653,478
Bunge, Ltd.	3,331	332,334
Casey’s General Stores, Inc.	981	220,087
Coca-Cola Co./The	415	26,398
Costco Wholesale Corp.	773	352,875
General Mills, Inc.	6,845	573,953
Kimberly-Clark Corp.	37	5,023
Kroger Co./The	456	20,328
PepsiCo, Inc.	1,976	356,984
Tyson Foods, Inc.	474	29,507
Walmart, Inc.	485	68,768
		2,639,735

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 31

Schedules of Investments
December 31, 2022

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Energy — 3.7%
Aemetis, Inc. (1)	19,947	78,990
Berry Corp.	842	6,736
Bristow Group, Inc. (1)	676	18,340
Centrus Energy Corp. (1)	2,818	91,529
Cheniere Energy, Inc.	1,616	242,335
Chevron Corp.	8,904	1,598,179
Civitas Resources, Inc.	117	6,778
ConocoPhillips	4,322	509,996
Diamondback Energy, Inc.	501	68,527
DMC Global, Inc. (1)	7,095	137,927
DT Midstream, Inc.	2,203	121,738
Enviva, Inc.	2,341	124,003
EOG Resources, Inc.	2,411	312,273
Exxon Mobil Corp.	15,198	1,676,339
Green Plains, Inc. (1)	3,877	118,249
Hess Corp.	561	79,561
Laredo Petroleum, Inc. (1)	2,129	109,473
Marathon Petroleum Corp.	771	89,737
Ovintiv, Inc.	682	34,584
Phillips 66	2,135	222,211
Pioneer Natural Resources Co.	980	223,822
Schlumberger, Ltd.	5,639	301,461
SilverBow Resources, Inc. (1)	6,760	191,173
Targa Resources Corp.	1,347	99,005
Teekay Corp. (1)	1,555	7,060
Valero Energy Corp.	2,133	270,592
World Fuel Services Corp.	312	8,527
		6,749,145

Financials — 5.5%
Berkshire Hathaway, Inc. (1)	9,264	2,861,650
Affiliated Managers Group, Inc.	490	77,631
American Equity Investment Life Holding Co.	3,778	172,352
American International Group, Inc.	12,807	809,915
Bank of New York Mellon Corp./The	1,673	76,155
Cannae Holdings, Inc. (1)	34,198	706,189
Capital BanCorp., Inc.	485	11,417
Capital One Financial Corp.	1,867	173,556
Charles Schwab Corp./The	11,571	963,401
Chubb, Ltd.	2,298	506,939
Compass Diversified Holdings	3,111	56,714
East West BanCorp., Inc.	3,768	248,311
Essent Group, Ltd.	2,896	112,596
F&G Annuities & Life, Inc.	147	2,941
Fidelity National Financial, Inc.	2,165	81,447

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
First American Financial Corp.	3,379	176,857
First Internet BanCorp.	616	14,956
Focus Financial Partners, Inc. (1)	3,340	124,482
Goosehead Insurance, Inc. (1)	951	32,657
Hartford Financial Services Group, Inc./The	1,798	136,342
Investors Title Co.	43	6,345
Jackson Financial, Inc.	19,065	663,271
Lemonade, Inc. (1)	12,856	175,870
LendingTree, Inc. (1)	4,639	98,950
Marsh & McLennan Cos., Inc.	1,346	222,736
Moelis & Co.	445	17,075
Mr Cooper Group, Inc. (1)	629	25,242
New York Community BanCorp., Inc.	2,818	24,235
Northern Trust Corp.	1,203	106,453
Pathward Financial, Inc.	2,117	91,137
Root, Inc./OH (1)	13,630	61,199
SEI Investments Co.	3,923	228,711
State Street Corp.	456	35,372
Stewart Information Services Corp.	2,427	103,706
Synchrony Financial	5,040	165,614
Trupanion, Inc. (1)	3,165	150,432
W R Berkley Corp.	92	6,676
Walker & Dunlop, Inc.	296	23,230
Willis Towers Watson PLC	2,059	503,590
		10,056,352

Healthcare — 7.6%
10X Genomics, Inc. (1)	586	21,354
AbbVie, Inc.	505	81,613
Adaptive Biotechnologies Corp. (1)	5,632	43,028
Amgen, Inc.	1,537	403,678
Biogen, Inc. (1)	786	217,659
Bristol-Myers Squibb Co.	3,404	244,918
Cardinal Health, Inc.	1,860	142,978
Catalent, Inc. (1)	1,499	67,470
Centene Corp. (1)	1,840	150,898
Cigna Corp.	3,246	1,075,530
CVS Health Corp.	6,544	609,835
Eli Lilly & Co.	3,933	1,438,849
Embecta Corp.	1,550	39,200
Emergent BioSolutions, Inc. (1)	384	4,535
Fulgent Genetics, Inc. (1)	918	27,338
Gilead Sciences, Inc.	8,067	692,552
HCA Healthcare, Inc.	274	65,749
Humana, Inc.	944	483,507
IDEXX Laboratories, Inc. (1)	10	4,080
ImmunityBio, Inc. (1)	1,360	6,895

The accompanying notes are an integral part of these financial statements.

Page 32	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Intuitive Surgical, Inc. (1)	405	107,467
Invitae Corp. (1)	79,888	148,592
Johnson & Johnson	11,865	2,095,952
McKesson Corp.	2,375	890,910
Merck & Co., Inc.	10,689	1,185,945
Moderna, Inc. (1)	253	45,444
NanoString Technologies, Inc. (1)	9,361	74,607
Pfizer, Inc.	16,502	845,562
Regeneron Pharmaceuticals, Inc. (1)	48	34,632
ResMed, Inc.	289	60,150
Twist Bioscience Corp. (1)	3,856	91,811
UnitedHealth Group, Inc.	3,927	2,082,017
Universal Health Services, Inc.	771	108,626
Viatris, Inc.	664	7,390
West Pharmaceutical Services, Inc.	880	207,108
Zimmer Biomet Holdings, Inc.	66	8,415
Zoetis, Inc.	1,004	147,136
		13,963,430

Industrials — 4.5%
AeroVironment, Inc. (1)	1,186	101,593
Atkore, Inc. (1)	3,810	432,130
BlueLinx Holdings, Inc. (1)	553	39,324
Boise Cascade Co.	1,218	83,640
Builders FirstSource, Inc. (1)	3,736	242,392
Cintas Corp.	41	18,516
Copart, Inc. (1)	28,678	1,746,203
CoStar Group, Inc. (1)	6,368	492,119
Dover Corp.	494	66,893
EMCOR Group, Inc.	1,800	266,598
Enovix Corp. (1)	10,963	136,380
Fortune Brands Innovations, Inc.	10,827	618,330
General Dynamics Corp.	499	123,807
Graco, Inc.	2,491	167,545
H&E Equipment Services, Inc.	512	23,245
Hudson Technologies, Inc. (1)	2,565	25,958
ITT, Inc.	618	50,120
Karat Packaging, Inc.	140	2,012
Kirby Corp. (1)	1,929	124,131
Leidos Holdings, Inc.	2,114	222,372
Lockheed Martin Corp.	1,473	716,600
ManpowerGroup, Inc.	353	29,373
Masterbrand, Inc. (1)	10,827	81,744
Matson, Inc.	2,948	184,279
Mueller Industries, Inc.	2,411	142,249
Northrop Grumman Corp.	1,146	625,269
Raytheon Technologies Corp.	1,073	108,287

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
SiteOne Landscape Supply, Inc. (1)	91	10,676
SkyWest, Inc. (1)	1,646	27,175
Southwest Airlines Co.	5,617	189,124
United Airlines Holdings, Inc. (1)	2,406	90,706
Verisk Analytics, Inc.	1,454	256,515
Vicor Corp. (1)	1,018	54,718
Waste Management, Inc.	3,159	495,584
WW Grainger, Inc.	200	111,250
Xylem, Inc./NY	875	96,749
		8,203,606

Information Technology — 14.0%
8x8, Inc. (1)	10,360	44,755
Affirm Holdings, Inc. (1)	25,136	243,065
Alpha & Omega Semiconductor, Ltd. (1)	100	2,857
Amkor Technology, Inc.	260	6,235
ANSYS, Inc. (1)	1,367	330,254
Apple, Inc. (6)	29,663	3,854,114
Applied Materials, Inc.	4,657	453,499
AppLovin Corp. (1)	5,971	62,875
Arrow Electronics, Inc. (1)	1,361	142,320
Asana, Inc. (1)	8,389	115,517
Autodesk, Inc. (1)	1,254	234,335
Avnet, Inc.	4,145	172,349
Bill.com Holdings, Inc. (1)	589	64,177
Block, Inc. (1)	2,497	156,911
Broadridge Financial Solutions, Inc.	976	130,911
Calix, Inc. (1)	3,102	212,270
Cisco Systems, Inc.	3,301	157,260
Cleanspark, Inc. (1)	3,489	7,118
Cloudflare, Inc. (1)	6,329	286,134
Cognex Corp.	2,621	123,475
Cognizant Technology Solutions Corp.	3,772	215,721
Cohu, Inc. (1)	1,057	33,877
Coupa Software, Inc. (1)	886	70,145
CS Disco, Inc. (1)	459	2,901
Dell Technologies, Inc.	644	25,902
Digital Turbine, Inc. (1)	48,169	734,096
Diodes, Inc. (1)	1,067	81,241
DocuSign, Inc. (1)	3,156	174,906
EPAM Systems, Inc. (1)	710	232,695
Euronet Worldwide, Inc. (1)	1,092	103,063
Extreme Networks, Inc. (1)	567	10,382
Fair Isaac Corp. (1)	16	9,577
Fastly, Inc. (1)	3,647	29,869
Greenidge Generation Holdings, Inc. (1)	5,463	1,579
HubSpot, Inc. (1)	1,170	338,282

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 33

Schedules of Investments
December 31, 2022

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Inseego Corp. (1)	7,282	6,135
Intel Corp.	11,800	311,874
Intuit, Inc.	2,339	910,386
Jabil, Inc.	9,460	645,172
Lattice Semiconductor Corp. (1)	2,519	163,433
Manhattan Associates, Inc. (1)	5,688	690,523
Mastercard, Inc.	3,523	1,225,053
Matterport, Inc. (1)	86,982	243,550
Microchip Technology, Inc.	3,641	255,780
Microsoft Corp.	28,853	6,919,520
National Instruments Corp.	1,271	46,900
NVIDIA Corp.	4,666	681,889
Oracle Corp.	8,024	655,882
Paysafe, Ltd. (1)	2,581	35,850
Power Integrations, Inc.	1,105	79,251
QUALCOMM, Inc.	2,568	282,326
RingCentral, Inc. (1)	7,382	261,323
Skyworks Solutions, Inc.	12,512	1,140,219
Snowflake, Inc. (1)	134	19,234
StarTek, Inc. (1)	2,176	8,160
Synopsys, Inc. (1)	2,201	702,757
Teradyne, Inc.	5,047	440,855
Texas Instruments, Inc.	3,076	508,217
Thoughtworks Holding, Inc. (1)	295	3,006
Unity Software, Inc. (1)	5,920	169,253
Veritone, Inc. (1)	7,055	37,392
Zebra Technologies Corp. (1)	1,767	453,076
Zoom Video Communications, Inc. (1)	2,091	141,644
		25,903,327

Materials — 2.9%
5E Advanced Materials, Inc. (1)	18,536	146,064
AdvanSix, Inc.	118	4,486
Alcoa Corp.	17,599	800,227
Avery Dennison Corp.	1,240	224,440
Carpenter Technology Corp.	621	22,940
Century Aluminum Co. (1)	13,108	107,223
Compass Minerals International, Inc.	3,677	150,757
Dow, Inc.	2,883	145,274
Eagle Materials, Inc.	1,440	191,304
Freeport-McMoRan, Inc.	5,943	225,834
Kaiser Aluminum Corp.	5,038	382,686
Louisiana-Pacific Corp.	10,815	640,248
LyondellBasell Industries NV	1,840	152,775
MP Materials Corp. (1)	21,450	520,806

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Newmont Corp.	642	30,302
Nucor Corp.	1,456	191,915
Piedmont Lithium, Inc. (1)	17,593	774,444
Reliance Steel & Aluminum Co.	168	34,010
Royal Gold, Inc.	248	27,955
Ryerson Holding Corp.	765	23,149
Schnitzer Steel Industries, Inc.	4,382	134,308
Steel Dynamics, Inc.	1,915	187,096
Sylvamo Corp.	905	43,974
TimkenSteel Corp. (1)	1,164	21,150
United States Steel Corp.	4,797	120,165
Westrock Co.	433	15,224
		5,318,756

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	4,564	9,539
RE/MAX Holdings, Inc.	712	13,272
WeWork, Inc. (1)	4,047	5,787
		28,598

Utilities — 0.3%
FirstEnergy Corp.	2,271	95,246
NRG Energy, Inc.	8,155	259,492
OGE Energy Corp.	2,614	103,384
UGI Corp.	2,794	103,574
		561,696

Total Common Stocks (United States) - Long (Cost $69,725,010)		87,960,398

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (5)	198	5,227
Total Preferred Stock (United States) (Cost $4,949)		5,227

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	6	0

The accompanying notes are an integral part of these financial statements.

Page 34	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	86	641
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	29	954
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	47	958
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	23	418
Total Warrants (United States) (Cost $2,899)		2,971

Money Market Registered Investment Companies — 52.7%
Meeder Institutional Prime Money Market Fund, 4.36% (2)	97,085,841	97,085,841
Total Money Market Registered Investment Companies (Cost 97,044,533)		97,085,841
Total Investments — Long - 100.5% (Cost $166,777,391)		185,054,437
Liabilities less Other Assets — (0.5%)		(895,952)
Total Net Assets — 100.0%		184,158,485

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	868	9,982
Meeder Dynamic Allocation Fund - Retail Class	2,143	24,344
Meeder Muirfield Fund - Retail Class	2,463	20,295
Meeder Conservative Allocation Fund - Retail Class	266	5,546
Total Trustee Deferred Compensation (Cost $62,330)		60,167

Spectrum Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(52)	3/17/2023	(12,701,520)	197,143
Mini MSCI EAFE Index Futures	133	3/17/2023	12,963,510	(509,900)
Mini MSCI Emerging Markets Index Futures	58	3/17/2023	2,782,260	(71,802)
Russell 2000 Mini Index Futures	16	3/17/2023	1,416,720	(61,580)
Standard & Poors 500 Mini Futures	7	3/17/2023	1,351,350	11,017
Total Futures Contracts	162		5,812,320	(435,122)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	29,332 shares pledged as collateral for potential short positions (fair value $3,811,107).

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 35

Schedules of Investments
December 31, 2022

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 26.3%
Communication Services — 0.7%
Alphabet, Inc. (1)	1,760	156,165
Entravision Communications Corp.	144	691
IDT Corp. (1)	437	12,310
Liberty TripAdvisor Holdings, Inc. (1)	262	175
Meta Platforms, Inc. (1)	305	36,704
Netflix, Inc. (1)	25	7,372
Roku, Inc. (1)	67	2,727
T-Mobile US, Inc. (1)	52	7,280
Trade Desk, Inc./The (1)	60	2,690
		226,114

Consumer Discretionary — 2.7%
Amazon.com, Inc. (1)	1,048	88,032
AutoZone, Inc. (1)	11	27,128
Best Buy Co., Inc.	307	24,624
Bloomin’ Brands, Inc.	223	4,487
Booking Holdings, Inc. (1)	23	46,351
BorgWarner, Inc.	640	25,760
Buckle, Inc./The	9	408
Burlington Stores, Inc. (1)	135	27,373
Cavco Industries, Inc. (1)	2	453
Chegg, Inc. (1)	438	11,068
Chico’s FAS, Inc. (1)	42	207
DR Horton, Inc.	92	8,201
Ethan Allen Interiors, Inc.	10	264
Expedia Group, Inc. (1)	332	29,083
Frontdoor, Inc. (1)	38	790
Garmin, Ltd.	24	2,215
Gentex Corp.	24	654
Goodyear Tire & Rubber Co./The (1)	836	8,485
Grand Canyon Education, Inc. (1)	258	27,260
Green Brick Partners, Inc. (1)	14	339
Home Depot, Inc./The	206	65,067
Lear Corp.	2	248
Lennar Corp.	4	362
LKQ Corp.	63	3,365
Lowe’s Cos., Inc.	297	59,174
Lululemon Athletica, Inc. (1)	245	78,493
M/I Homes, Inc. (1)	131	6,050
Macy’s, Inc.	1,941	40,082
MasterCraft Boat Holdings, Inc. (1)	19	492
Mohawk Industries, Inc. (1)	198	20,240
National Vision Holdings, Inc. (1)	232	8,992
O’Reilly Automotive, Inc. (1)	20	16,881
PVH Corp.	582	41,083
Qurate Retail, Inc. (1)	315	513

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Ross Stores, Inc.	102	11,839
Skyline Champion Corp. (1)	359	18,492
Smith & Wesson Brands, Inc.	111	963
Tapestry, Inc.	235	8,949
Target Corp.	55	8,197
TJX Cos., Inc./The	448	35,661
Town Sports International Holdings, Inc. (1)(5)	378	0
Tractor Supply Co.	104	23,397
Tupperware Brands Corp. (1)	118	489
Ulta Beauty, Inc. (1)	83	38,933
Whirlpool Corp.	103	14,570
Wingstop, Inc.	31	4,266
Yum! Brands, Inc.	212	27,153
Zumiez, Inc. (1)	11	239
		867,372

Consumer Staples — 1.1%
Archer-Daniels-Midland Co.	342	31,755
Bunge, Ltd.	30	2,993
Casey’s General Stores, Inc.	7	1,570
Coca-Cola Co./The	188	11,959
Costco Wholesale Corp.	224	102,256
General Mills, Inc.	1,070	89,720
Ingredion, Inc.	18	1,763
Kraft Heinz Co./The	5	204
Kroger Co./The	59	2,630
PepsiCo, Inc.	344	62,147
Pilgrim’s Pride Corp. (1)	13	308
Walmart, Inc.	177	25,097
		332,402

Energy — 3.8%
APA Corp.	342	15,965
Berry Corp.	67	536
Bristow Group, Inc. (1)	60	1,628
California Resources Corp.	13	566
Centrus Energy Corp. (1)	111	3,605
Cheniere Energy, Inc.	74	11,097
Chevron Corp.	2,754	494,315
Civitas Resources, Inc.	7	406
ConocoPhillips	367	43,306
Denbury, Inc. (1)	2	174
Devon Energy Corp.	9	554
Diamondback Energy, Inc.	43	5,882
DT Midstream, Inc.	30	1,658
EOG Resources, Inc.	166	21,500
EQT Corp.	19	643

The accompanying notes are an integral part of these financial statements.

Page 36	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Exxon Mobil Corp.	1,491	164,457
Halliburton Co.	417	16,409
Hess Corp.	47	6,666
HF Sinclair Corp.	6	311
Laredo Petroleum, Inc. (1)	6	309
Marathon Petroleum Corp.	793	92,297
Matador Resources Co.	3	172
Occidental Petroleum Corp.	32	2,016
ONEOK, Inc.	2,673	175,616
Ovintiv, Inc.	269	13,641
PDC Energy, Inc.	32	2,031
Phillips 66	261	27,165
Pioneer Natural Resources Co.	55	12,561
Schlumberger, Ltd.	651	34,802
SM Energy Co.	10	348
Targa Resources Corp.	188	13,818
Teekay Corp. (1)	121	549
Valero Energy Corp.	257	32,603
Westmoreland Coal Co. (1)(5)	539	0
Williams Cos., Inc./The	10	329
World Fuel Services Corp.	20	547
		1,198,482

Financials — 3.6%
Berkshire Hathaway, Inc. (1)	1,704	526,366
American Equity Investment Life Holding Co.	60	2,737
American Financial Group, Inc./OH	41	5,628
American International Group, Inc.	117	7,399
Bank of New York Mellon Corp./The	1,039	47,295
Charles Schwab Corp./The	137	11,407
Chubb, Ltd.	139	30,663
East West Bancorp, Inc.	738	48,634
Essent Group, Ltd.	88	3,421
F&G Annuities & Life, Inc.	22	440
Fidelity National Financial, Inc.	331	12,452
First American Financial Corp.	28	1,466
Focus Financial Partners, Inc. (1)	60	2,236
Hartford Financial Services Group, Inc./The	189	14,332
Jackson Financial, Inc.	9	313
Loews Corp.	6	350
LPL Financial Holdings, Inc.	24	5,188
Marsh & McLennan Cos., Inc.	1,308	216,448
Medley Management, Inc. (1)(5)	21	0
Moelis & Co.	145	5,564
NMI Holdings, Inc. (1)	35	732
Northern Trust Corp.	92	8,141

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Old Republic International Corp.	14	338
Pathward Financial, Inc.	124	5,338
SEI Investments Co.	128	7,462
State Street Corp.	199	15,436
Stewart Information Services Corp.	410	17,519
Synchrony Financial	78	2,563
W R Berkley Corp.	25	1,814
Walker & Dunlop, Inc.	15	1,177
Willis Towers Watson PLC	567	138,677
		1,141,536

Healthcare — 4.7%
AbbVie, Inc.	366	59,149
Alaunos Therapeutics, Inc. (1)	620	402
AmerisourceBergen Corp.	9	1,491
Amgen, Inc.	365	95,864
Assertio Holdings, Inc. (1)	132	568
Avanos Medical, Inc. (1)	7	189
Biogen, Inc. (1)	49	13,569
Bristol-Myers Squibb Co.	655	47,127
Cardinal Health, Inc.	625	48,044
Catalent, Inc. (1)	254	11,433
Centene Corp. (1)	238	19,518
Cigna Corp.	143	47,382
CVS Health Corp.	213	19,849
Dexcom, Inc. (1)	44	4,983
Eli Lilly & Co.	227	83,046
Embecta Corp.	79	1,998
Endo International PLC (1)	1,889	134
Ensign Group, Inc./The	10	946
Exact Sciences Corp. (1)	119	5,892
Fulgent Genetics, Inc. (1)	820	24,420
Genprex, Inc. (1)	180	261
Gilead Sciences, Inc.	1,358	116,584
Haemonetics Corp. (1)	4	315
HCA Healthcare, Inc.	36	8,639
Humana, Inc.	37	18,951
IDEXX Laboratories, Inc. (1)	18	7,343
Inspire Medical Systems, Inc. (1)	15	3,778
Intuitive Surgical, Inc. (1)	107	28,392
IQVIA Holdings, Inc. (1)	53	10,859
Johnson & Johnson	1,144	202,088
Laboratory Corp. of America Holdings	26	6,122
McKesson Corp.	95	35,636
Merck & Co., Inc.	885	98,191
Moderna, Inc. (1)	257	46,162
Myriad Genetics, Inc. (1)	47	682

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 37

Schedules of Investments
December 31, 2022

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Pfizer, Inc.	887	45,450
Quest Diagnostics, Inc.	5	782
Regeneron Pharmaceuticals, Inc. (1)	16	11,544
ResMed, Inc.	33	6,868
Twist Bioscience Corp. (1)	757	18,024
UnitedHealth Group, Inc.	308	163,295
Universal Health Services, Inc.	53	7,467
Vertex Pharmaceuticals, Inc. (1)	127	36,675
Viatris, Inc.	1,031	11,475
Vir Biotechnology, Inc. (1)	7	177
West Pharmaceutical Services, Inc.	48	11,297
Zimmer Biomet Holdings, Inc.	3	383
Zoetis, Inc.	621	91,008
		1,474,452

Industrials — 2.3%
AAR Corp. (1)	4	180
AeroVironment, Inc. (1)	113	9,680
AGCO Corp.	4	555
Alaska Air Group, Inc. (1)	7	301
Atkore, Inc. (1)	118	13,384
BlueLinx Holdings, Inc. (1)	9	640
Boise Cascade Co.	13	893
Brady Corp.	4	188
Builders FirstSource, Inc. (1)	530	34,386
Comfort Systems USA, Inc.	2	230
Copart, Inc. (1)	4,006	243,925
CoStar Group, Inc. (1)	222	17,156
Crane Holdings Co.	2	201
Donaldson Co., Inc.	3	177
EMCOR Group, Inc.	270	39,990
Emerson Electric Co.	93	8,934
Enovix Corp. (1)	327	4,068
Equifax, Inc.	1	194
Expeditors International of Washington, Inc.	25	2,598
Fortune Brands Innovations, Inc.	939	53,626
General Dynamics Corp.	300	74,433
Graco, Inc.	392	26,366
Hub Group, Inc. (1)	2	159
ITT, Inc.	5	406
Karat Packaging, Inc.	15	216
Leidos Holdings, Inc.	70	7,363
Lockheed Martin Corp.	92	44,757
ManpowerGroup, Inc.	3	250
Masterbrand, Inc. (1)	399	3,012
Matson, Inc.	47	2,938
MDU Resources Group, Inc.	11	334

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mueller Industries, Inc.	110	6,490
Northrop Grumman Corp.	31	16,914
nVent Electric PLC	215	8,271
PACCAR, Inc.	18	1,781
Primoris Services Corp.	15	329
Regal Rexnord Corp.	2	240
Sensata Technologies Holding PLC	7	283
SkyWest, Inc. (1)	269	4,441
Southwest Airlines Co.	918	30,909
Terex Corp.	4	171
United Airlines Holdings, Inc. (1)	329	12,403
Univar Solutions, Inc. (1)	6	191
Verisk Analytics, Inc.	139	24,522
Vicor Corp. (1)	215	11,556
Waste Management, Inc.	15	2,353
WW Grainger, Inc.	3	1,669
		714,063

Information Technology — 6.6%
Adobe, Inc. (1)	166	55,864
ANSYS, Inc. (1)	36	8,697
Apple, Inc.	4,142	538,170
Applied Materials, Inc.	295	28,727
Arrow Electronics, Inc. (1)	349	36,495
Avnet, Inc.	503	20,915
Calix, Inc. (1)	124	8,485
Cisco Systems, Inc.	598	28,489
Cloudflare, Inc. (1)	334	15,100
Cognizant Technology Solutions Corp.	290	16,585
Dell Technologies, Inc.	9	362
Digital Turbine, Inc. (1)	847	12,908
DocuSign, Inc. (1)	280	15,518
EPAM Systems, Inc. (1)	27	8,849
Intel Corp.	313	8,273
Intuit, Inc.	146	56,826
Jabil, Inc.	143	9,753
Lam Research Corp.	82	34,465
Lattice Semiconductor Corp. (1)	477	30,948
Manhattan Associates, Inc. (1)	568	68,955
Mastercard, Inc.	203	70,589
Microchip Technology, Inc.	264	18,546
Microsoft Corp.	2,027	486,115
National Instruments Corp.	254	9,373
NVIDIA Corp.	302	44,134
Oracle Corp.	672	54,929
Power Integrations, Inc.	3	215
QUALCOMM, Inc.	563	61,896

The accompanying notes are an integral part of these financial statements.

Page 38	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Skyworks Solutions, Inc.	1,163	105,984
StarTek, Inc. (1)	131	491
Synopsys, Inc. (1)	176	56,195
Teradyne, Inc.	591	51,624
Texas Instruments, Inc.	586	96,819
TTM Technologies, Inc. (1)	12	181
Vishay Intertechnology, Inc.	8	173
Zebra Technologies Corp. (1)	198	50,769
Zoom Video Communications, Inc. (1)	320	21,677
		2,134,094

Materials — 0.7%
Alcoa Corp.	732	33,284
Avery Dennison Corp.	81	14,661
CF Industries Holdings, Inc.	5	426
Dow, Inc.	309	15,571
Eagle Materials, Inc.	99	13,152
Flotek Industries, Inc. (1)	208	233
Freeport-McMoRan, Inc.	666	25,308
Louisiana-Pacific Corp.	668	39,546
LyondellBasell Industries NV	213	17,685
Newmont Corp.	38	1,794
Nucor Corp.	170	22,408
Olin Corp.	49	2,594
Packaging Corp. of America	3	384
Reliance Steel & Aluminum Co.	2	405
Ryerson Holding Corp.	40	1,210
Schnitzer Steel Industries, Inc.	52	1,594
Southern Copper Corp.	106	6,401
Steel Dynamics, Inc.	132	12,896
United States Steel Corp.	366	9,168
Westrock Co.	24	844
		219,564

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	583	1,218
RAIT Financial Trust (1)(5)	287	0
Spirit MTA REIT Liquidating Trust (1)(5)	385	0
		1,218

Utilities — 0.1%
American Water Works Co., Inc.	5	762
Brookfield Renewable Corp.	13	358
National Fuel Gas Co.	19	1,203
NRG Energy, Inc.	12	382

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
UGI Corp.	697	25,839
		28,544

Total Common Stocks (United States) (Cost $6,802,042)		8,337,841

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	81	2,138
Total Preferred Stock (United States) (Cost $2,025)		2,138

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	11	82
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	4	132
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	12	245
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	9	164
Total Warrants (United States) (Cost $93)		623

Registered Investment Companies — 17.0%
U.S. Fixed Income — 5.8%
Baird Core Plus Bond Fund - Class I	9,182	90,627
BBH Limited Duration Fund - Class I	5,078	50,578
Diamond Hill Short Duration Securitized Bond Fund - Class Y	18,104	170,536
DoubleLine Total Return Bond Fund - Class I	14,068	123,373
Frost Total Return Bond Fund - Class I	7,807	72,840
Guggenheim- Total Return Bond Fund - Class I	2,205	51,159
iShares Core U.S. Aggregate Bond ETF (7)	4,811	466,619
PGIM Short-Term Corporate Bond Fund - Class Q	16,705	170,055
Pioneer Bond Fund - Class K	8,807	71,513
Segall Bryant & Hamill Plus Bond Fund - Class I	14,317	129,566
SPDR Bloomberg High Yield Bond ETF (7)	3,977	357,930

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 39

Schedules of Investments
December 31, 2022

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
Xtrackers USD High Yield Corporate Bond ETF (7)	2,730	92,028
		1,846,824

International Fixed Income — 1.1%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	4,299	363,652
		363,652

International Equity — 10.1%
iShares Core MSCI EAFE ETF (7)	42,298	2,607,249
iShares Core MSCI Emerging Markets ETF (7)	12,312	574,970
		3,182,219

Total Registered Investment Companies (Cost $5,036,582)		5,392,695

Money Market Registered Investment Companies — 52.7%
Federated Hermes Government Obligations Fund, 4.15%	621,000	621,000
Meeder Institutional Prime Money Market Fund, 4.36% (2)	16,061,419	16,061,419
Total Money Market Registered Investment Companies (Cost $16,676,545)		16,682,419

Bank Obligations — 1.6%
First Merchants Bank Deposit Account, 1.60%, 1/3/2023 (3)	249,081	249,081
Metro City Bank Deposit Account, 0.94%, 1/3/2023 (3)	249,337	249,337
Total Bank Obligations (Cost $498,418)		498,418
Total Investments — 97.6% (Cost $29,015,705)		30,914,134
Other Assets less Liabilities — 2.4%		747,384
Total Net Assets — 100.0%		31,661,518

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	2,048	23,552
Meeder Dynamic Allocation Fund - Retail Class	5,560	63,162
Meeder Muirfield Fund - Retail Class	2,378	19,595
Meeder Conservative Allocation Fund - Retail Class	571	11,905
Total Trustee Deferred Compensation (Cost $112,523)		118,214

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(1)	3/17/2023	(244,260)	(2,039)
Mini MSCI EAFE Index Futures	82	3/17/2023	7,992,540	(314,375)
Mini MSCI Emerging Markets Index Futures	39	3/17/2023	1,870,830	(47,285)
Russell 2000 Mini Index Futures	10	3/17/2023	885,450	(31,075)
Standard & Poors 500 Mini Futures	10	3/17/2023	1,930,500	(89,608)
Total Futures Contracts	140		12,435,060	(484,382)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 40	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 41.7%
Communication Services — 1.2%
Alphabet, Inc. (1)	28,288	2,509,994
Cable One, Inc.	8	5,695
Entravision Communications Corp.	1,386	6,653
IDT Corp. (1)	5,933	167,133
Liberty TripAdvisor Holdings, Inc. (1)	4,043	2,707
Meta Platforms, Inc. (1)	4,538	546,103
Netflix, Inc. (1)	418	123,260
Roku, Inc. (1)	2,372	96,540
Telephone and Data Systems, Inc.	447	4,689
T-Mobile US, Inc. (1)	3,087	432,180
Trade Desk, Inc./The (1)	3,389	151,929
Verizon Communications, Inc.	198	7,801
		4,054,684

Consumer Discretionary — 5.4%
Amazon.com, Inc. (1)	8,898	747,432
AutoZone, Inc. (1)	13	32,060
Best Buy Co., Inc.	4,277	343,058
Bloomin’ Brands, Inc.	1,365	27,464
Booking Holdings, Inc. (1)	339	683,180
BorgWarner, Inc.	10,796	434,539
Buckle, Inc./The	504	22,856
Burlington Stores, Inc. (1)	967	196,069
Cavco Industries, Inc. (1)	84	19,005
Chegg, Inc. (1)	7,542	190,586
Citi Trends, Inc. (1)	1,270	33,630
Dillard’s, Inc.	10	3,232
DR Horton, Inc.	12,139	1,082,070
Ethan Allen Interiors, Inc.	151	3,989
Expedia Group, Inc. (1)	6,564	575,006
Frontdoor, Inc. (1)	498	10,358
Garmin, Ltd.	6,071	560,293
Gentex Corp.	423	11,535
Goodyear Tire & Rubber Co./The (1)	5,610	56,942
Grand Canyon Education, Inc. (1)	5,339	564,119
Green Brick Partners, Inc. (1)	1,860	45,068
La-Z-Boy, Inc.	10	228
Lear Corp.	42	5,209
Lennar Corp.	9,278	839,659
LKQ Corp.	3,626	193,665
Lowe’s Cos., Inc.	4,446	885,821
Lululemon Athletica, Inc. (1)	6,228	1,995,327
M/I Homes, Inc. (1)	4,804	221,849
Macy’s, Inc.	35,115	725,125
MasterCraft Boat Holdings, Inc. (1)	383	9,908

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Mohawk Industries, Inc. (1)	9,097	929,895
National Vision Holdings, Inc. (1)	3,666	142,094
Newell Brands, Inc.	346	4,526
NVR, Inc. (1)	27	124,540
ONE Group Hospitality, Inc./The (1)	1,514	9,538
O’Reilly Automotive, Inc. (1)	784	661,720
Patrick Industries, Inc.	293	17,756
PulteGroup, Inc.	4,844	220,547
PVH Corp.	4,185	295,419
Qurate Retail, Inc. (1)	4,274	6,967
Red Rock Resorts, Inc.	135	5,401
Rent-A-Center, Inc./TX	295	6,652
Ross Stores, Inc.	3,396	394,174
Skyline Champion Corp. (1)	8,506	438,144
Sleep Number Corp. (1)	2,001	51,986
Smith & Wesson Brands, Inc.	4,867	42,246
Tapestry, Inc.	2,980	113,478
Target Corp.	802	119,530
Tempur Sealy International, Inc.	4,501	154,519
TJX Cos., Inc./The	10,029	798,308
Toll Brothers, Inc.	4,203	209,814
Town Sports International Holdings, Inc. (1)(5)	1,777	0
Tractor Supply Co.	1,565	352,078
Tupperware Brands Corp. (1)	5,977	24,745
Ulta Beauty, Inc. (1)	1,757	824,156
Urban Outfitters, Inc. (1)	227	5,414
Whirlpool Corp.	7,954	1,125,173
Wingstop, Inc.	826	113,674
Yum! Brands, Inc.	6,148	787,436
Zumiez, Inc. (1)	780	16,957
		18,516,169

Consumer Staples — 1.0%
Archer-Daniels-Midland Co.	9,443	876,783
Bunge, Ltd.	2,201	219,594
Casey’s General Stores, Inc.	100	22,435
Coca-Cola Co./The	4,056	258,002
Costco Wholesale Corp.	1,643	750,030
Flowers Foods, Inc.	250	7,185
General Mills, Inc.	8,383	702,915
Ingles Markets, Inc.	61	5,884
Ingredion, Inc.	1,260	123,392
Kraft Heinz Co./The	152	6,188
Kroger Co./The	267	11,903
Molson Coors Beverage Co.	175	9,016
PepsiCo, Inc.	1,570	283,636

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 41

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Pilgrim’s Pride Corp. (1)	240	5,695
Sysco Corp.	1	76
Walmart, Inc.	2,258	320,162
		3,602,896

Energy — 5.0%
APA Corp.	3,728	174,023
Arch Resources, Inc.	27	3,855
Bristow Group, Inc. (1)	747	20,266
California Resources Corp.	220	9,572
Callon Petroleum Co. (1)	1,160	43,024
Centrus Energy Corp. (1)	3,577	116,181
Cheniere Energy, Inc.	2,192	328,712
Chesapeake Energy Corp.	4,008	378,235
Chevron Corp.	26,218	4,705,869
Chord Energy Corp.	23	3,147
Civitas Resources, Inc.	438	25,373
ConocoPhillips	7,878	929,604
Coterra Energy, Inc.	180	4,423
Denbury, Inc. (1)	109	9,485
Devon Energy Corp.	1,759	108,196
Diamondback Energy, Inc.	802	109,698
DT Midstream, Inc.	780	43,103
EOG Resources, Inc.	7,426	961,816
EQT Corp.	228	7,713
Exxon Mobil Corp.	34,681	3,825,314
FLEX LNG, Ltd.	172	5,623
Hess Corp.	899	127,496
HF Sinclair Corp.	465	24,129
Laredo Petroleum, Inc. (1)	36	1,851
Marathon Oil Corp.	482	13,048
Marathon Petroleum Corp.	12,932	1,505,155
Matador Resources Co.	106	6,067
Murphy Oil Corp.	87	3,742
Occidental Petroleum Corp.	285	17,952
ONEOK, Inc.	8,963	588,869
Ovintiv, Inc.	2,633	133,519
PBF Energy, Inc.	163	6,647
Phillips 66	4,563	474,917
Pioneer Natural Resources Co.	4,529	1,034,378
Range Resources Corp.	232	5,805
Schlumberger, Ltd.	5,895	315,147
Scorpio Tankers, Inc.	111	5,968
SilverBow Resources, Inc. (1)	469	13,263
SM Energy Co.	226	7,872
Targa Resources Corp.	4,776	351,036

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Teekay Corp. (1)	1,515	6,878
Valero Energy Corp.	5,129	650,665
Williams Cos., Inc./The	383	12,601
World Fuel Services Corp.	641	17,519
		17,137,756

Financials — 5.0%
American Equity Investment Life Holding Co.	4,384	199,998
American Financial Group, Inc./OH	1,052	144,419
American International Group, Inc.	5,090	321,892
Apollo Global Management, Inc.	11,024	703,221
Axis Capital Holdings, Ltd.	103	5,580
Bank of New York Mellon Corp./The	10,738	488,794
Berkshire Hathaway, Inc. (1)	18,554	5,731,331
Cadence Bank	4	99
Charles Schwab Corp./The	13,114	1,091,872
Chubb, Ltd.	4,619	1,018,951
Customers Bancorp, Inc. (1)	181	5,130
East West Bancorp, Inc.	6,078	400,540
Essent Group, Ltd.	5,396	209,796
F&G Annuities & Life, Inc.	678	13,567
Fidelity National Financial, Inc.	9,985	375,636
First American Financial Corp.	2,684	140,481
Focus Financial Partners, Inc. (1)	1,740	64,850
Hartford Financial Services Group, Inc./The	2,606	197,613
Jackson Financial, Inc.	1,495	52,011
Loews Corp.	146	8,516
MarketAxess Holdings, Inc.	12	3,347
Marsh & McLennan Cos., Inc.	11,097	1,836,332
Medley Management, Inc. (1)(5)	101	0
Moelis & Co.	427	16,384
Morningstar, Inc.	152	32,922
Mr Cooper Group, Inc. (1)	1,437	57,667
New York Community Bancorp, Inc.	6,452	55,487
NMI Holdings, Inc. (1)	1,375	28,738
Northern Trust Corp.	86	7,610
Old Republic International Corp.	554	13,379
OneMain Holdings, Inc.	375	12,491
PacWest Bancorp	579	13,288
Pathward Financial, Inc.	2,409	103,707
SEI Investments Co.	4,390	255,937
State Street Corp.	3,034	235,347
Stewart Information Services Corp.	6,217	265,652
Synchrony Financial	10,648	349,893
W R Berkley Corp.	114	8,273

The accompanying notes are an integral part of these financial statements.

Page 42	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Walker & Dunlop, Inc.	1,766	138,596
Willis Towers Watson PLC	11,252	2,752,014
WSFS Financial Corp.	117	5,305
Zions Bancorp NA	101	4,965
		17,371,631

Healthcare — 7.2%
Abbott Laboratories	51	5,599
AbbVie, Inc.	12,999	2,100,768
Alaunos Therapeutics, Inc. (1)	5,102	3,312
AmerisourceBergen Corp.	109	18,062
Amgen, Inc.	5,829	1,530,929
Biogen, Inc. (1)	767	212,398
Bristol-Myers Squibb Co.	7,289	524,444
Catalent, Inc. (1)	5,388	242,514
Centene Corp. (1)	4,448	364,780
Chemed Corp.	15	7,656
Cigna Corp.	3,106	1,029,142
CVS Health Corp.	7,695	717,097
Dexcom, Inc. (1)	112	12,683
Elevance Health, Inc.	329	168,767
Eli Lilly & Co.	4,259	1,558,113
Embecta Corp.	1,536	38,845
Emergent BioSolutions, Inc. (1)	945	11,160
Enhabit, Inc. (1)	486	6,396
Fulgent Genetics, Inc. (1)	8,739	260,247
Genprex, Inc. (1)	2,209	3,203
Gilead Sciences, Inc.	18,158	1,558,864
HCA Healthcare, Inc.	119	28,555
Humana, Inc.	249	127,535
IDEXX Laboratories, Inc. (1)	203	82,816
ImmunityBio, Inc. (1)	2,407	12,203
Intuitive Surgical, Inc. (1)	292	77,482
IQVIA Holdings, Inc. (1)	437	89,537
Johnson & Johnson	15,445	2,728,359
Joint Corp./The (1)	332	4,641
Laboratory Corp. of America Holdings	80	18,838
McKesson Corp.	1,847	692,847
Merck & Co., Inc.	15,616	1,732,595
Moderna, Inc. (1)	5,724	1,028,145
Molina Healthcare, Inc. (1)	54	17,832
Organon & Co.	113	3,156
Pfizer, Inc.	21,305	1,091,668
Quest Diagnostics, Inc.	562	87,919
Regeneron Pharmaceuticals, Inc. (1)	856	617,595
SIGA Technologies, Inc.	2,406	17,708

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Twist Bioscience Corp. (1)	13,422	319,578
UnitedHealth Group, Inc.	6,150	3,260,607
Universal Health Services, Inc.	88	12,398
Veracyte, Inc. (1)	1,568	37,209
Vertex Pharmaceuticals, Inc. (1)	2,952	852,479
Viatris, Inc.	5,057	56,284
Vir Biotechnology, Inc. (1)	843	21,336
West Pharmaceutical Services, Inc.	1,700	400,095
Zimmer Biomet Holdings, Inc.	1,573	200,558
Zoetis, Inc.	4,950	725,423
		24,720,377

Industrials — 4.1%
AECOM	79	6,709
AeroVironment, Inc. (1)	1,793	153,588
AGCO Corp.	69	9,570
Alaska Air Group, Inc. (1)	189	8,116
AMETEK, Inc.	122	17,046
Argan, Inc.	199	7,339
Atkore, Inc. (1)	3,090	350,468
BlueLinx Holdings, Inc. (1)	466	33,137
Boise Cascade Co.	2,273	156,087
Booz Allen Hamilton Holding Corp.	2,043	213,534
Builders FirstSource, Inc. (1)	8,562	555,503
Cintas Corp.	295	133,228
Copart, Inc. (1)	64,828	3,947,377
CoStar Group, Inc. (1)	4,509	348,456
Crane Holdings Co.	27	2,712
Dover Corp.	201	27,217
Eaton Corp. PLC	30	4,709
EMCOR Group, Inc.	2,846	421,521
Emerson Electric Co.	66	6,340
Enovix Corp. (1)	8,576	106,685
Equifax, Inc.	18	3,498
Expeditors International of Washington, Inc.	1,285	133,537
Federal Signal Corp.	64	2,974
Fortune Brands Innovations, Inc.	15,915	908,906
Genco Shipping & Trading, Ltd.	330	5,069
General Dynamics Corp.	5,188	1,287,195
Graco, Inc.	7,105	477,882
H&E Equipment Services, Inc.	183	8,308
Heidrick & Struggles International, Inc.	232	6,489
ITT, Inc.	1,132	91,805
Leidos Holdings, Inc.	2,282	240,044
Lockheed Martin Corp.	2,632	1,280,442
ManpowerGroup, Inc.	2,195	182,646

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 43

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Masterbrand, Inc. (1)	12,892	97,335
Matson, Inc.	2,174	135,897
MDU Resources Group, Inc.	92	2,791
Mueller Industries, Inc.	2,696	159,064
Northrop Grumman Corp.	1,369	746,940
nVent Electric PLC	1,655	63,668
PACCAR, Inc.	2,399	237,429
Primoris Services Corp.	500	10,970
Raytheon Technologies Corp.	40	4,037
Regal Rexnord Corp.	297	35,634
Republic Services, Inc.	63	8,126
Ryder System, Inc.	145	12,118
Sensata Technologies Holding PLC	460	18,575
SkyWest, Inc. (1)	1,033	17,055
Southwest Airlines Co.	11,304	380,606
Sterling Infrastructure, Inc. (1)	229	7,511
UFP Industries, Inc.	83	6,578
Univar Solutions, Inc. (1)	213	6,773
Valmont Industries, Inc.	34	11,243
Verisk Analytics, Inc.	4,019	709,032
Vicor Corp. (1)	4,457	239,564
Waste Management, Inc.	1,565	245,517
WW Grainger, Inc.	51	28,369
		14,322,969

Information Technology — 11.3%
Adobe, Inc. (1)	2,641	888,776
Alpha & Omega Semiconductor, Ltd. (1)	27	771
Amkor Technology, Inc.	231	5,539
ANSYS, Inc. (1)	1,211	292,565
Apple, Inc.	71,803	9,329,364
Applied Materials, Inc.	3,670	357,385
Arrow Electronics, Inc. (1)	3,762	393,392
Atlassian Corp. (1)	92	11,839
Autodesk, Inc. (1)	72	13,455
Avnet, Inc.	7,482	311,102
Block, Inc. (1)	253	15,899
Broadcom, Inc.	234	130,836
Calix, Inc. (1)	1,844	126,185
Cisco Systems, Inc.	17,823	849,088
Cloudflare, Inc. (1)	7,232	326,959
Cognex Corp.	916	43,153
Cognizant Technology Solutions Corp.	6,956	397,814
Dell Technologies, Inc.	904	36,359
Digital Turbine, Inc. (1)	15,833	241,295
DocuSign, Inc. (1)	6,933	384,227

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
EPAM Systems, Inc. (1)	864	283,167
Euronet Worldwide, Inc. (1)	1,093	103,157
Extreme Networks, Inc. (1)	367	6,720
Fabrinet (1)	50	6,411
Intel Corp.	21,642	571,998
International Money Express, Inc. (1)	216	5,264
Intuit, Inc.	894	347,963
Jabil, Inc.	17,867	1,218,529
Juniper Networks, Inc.	96	3,068
Lam Research Corp.	1,746	733,844
Lattice Semiconductor Corp. (1)	5,538	359,305
Manhattan Associates, Inc. (1)	11,509	1,397,193
Mastercard, Inc.	4,436	1,542,530
Microchip Technology, Inc.	4,808	337,762
Microsoft Corp.	34,989	8,391,059
National Instruments Corp.	1,993	73,542
NVIDIA Corp.	7,732	1,129,954
Oracle Corp.	10,962	896,034
QUALCOMM, Inc.	5,449	599,063
Skyworks Solutions, Inc.	20,267	1,846,932
StarTek, Inc. (1)	1,281	4,804
Synopsys, Inc. (1)	2,765	882,837
TD SYNNEX Corp.	31	2,936
Teradyne, Inc.	12,294	1,073,881
Texas Instruments, Inc.	11,034	1,823,037
Zebra Technologies Corp. (1)	3,166	811,794
Zoom Video Communications, Inc. (1)	7,561	512,182
		39,120,969

Materials — 1.4%
AdvanSix, Inc.	148	5,627
Air Products and Chemicals, Inc.	24	7,398
Alcoa Corp.	24,860	1,130,384
Alpha Metallurgical Resources, Inc.	55	8,051
Avery Dennison Corp.	2,266	410,146
CF Industries Holdings, Inc.	124	10,565
Dow, Inc.	5,476	275,936
Eagle Materials, Inc.	2,335	310,205
Freeport-McMoRan, Inc.	7,980	303,240
Louisiana-Pacific Corp.	13,962	826,550
LyondellBasell Industries NV	2,795	232,069
MP Materials Corp. (1)	6,692	162,482
Newmont Corp.	535	25,252
Nucor Corp.	3,419	450,658
Reliance Steel & Aluminum Co.	56	11,337
Ryerson Holding Corp.	557	16,855

The accompanying notes are an integral part of these financial statements.

Page 44	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Schnitzer Steel Industries, Inc.	681	20,873
Southern Copper Corp.	1,377	83,157
Steel Dynamics, Inc.	2,978	290,951
Sylvamo Corp.	230	11,176
United States Steel Corp.	7,330	183,617
Westrock Co.	508	17,861
		4,794,390

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	5,403	11,292
Spirit MTA REIT Liquidating Trust (1)(5)	3,461	0
		11,292
Utilities — 0.1%
American Water Works Co., Inc.	165	25,149
Brookfield Renewable Corp.	428	11,787
Clearway Energy, Inc.	555	17,688
National Fuel Gas Co.	400	25,320
UGI Corp.	8,522	315,807
		395,751

Total Common Stocks (United States) (Cost $116,444,222)		144,048,884

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	994	26,242
Total Preferred Stock (United States) (Cost $24,845)		26,242

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	157	1,170
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	57	1,875
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	56	1,142

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	28	509
Total Warrants (United States) (Cost $3,304)		4,696

Registered Investment Companies — 20.5%
U.S. Fixed Income — 16.9%
Baird Core Plus Bond Fund - Class I	314,870	3,107,772
BBH Limited Duration Fund - Class I	152,342	1,517,327
Diamond Hill Short Duration Securitized Bond Fund - Class Y	532,461	5,015,779
DoubleLine Total Return Bond Fund - Class I	399,792	3,506,172
Frost Total Return Bond Fund - Class I	226,493	2,113,175
Guggenheim- Total Return Bond Fund - Class I	65,058	1,509,336
iShares Core U.S. Aggregate Bond ETF (7)	160,566	15,573,297
PGIM Short-Term Corporate Bond Fund - Class Q	491,321	5,001,650
Pioneer Bond Fund - Class K	250,747	2,036,065
Segall Bryant & Hamill Plus Bond Fund - Class I	403,346	3,650,278
SPDR Bloomberg High Yield Bond ETF (7)	135,816	12,223,440
Xtrackers USD High Yield Corporate Bond ETF (7)	91,019	3,068,250
		58,322,541

International Fixed Income — 3.6%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	145,301	12,291,012
		12,291,012

Total Registered Investment Companies (Cost $73,208,549)		70,613,553

Money Market Registered Investment Companies — 37.4%
Federated Hermes Government Obligations Fund, 4.15%	20,970,000	20,970,000
Meeder Institutional Prime Money Market Fund, 4.36% (2)	108,408,697	108,408,697
Total Money Market Registered Investment Companies (Cost $129,325,978)		129,378,697

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 45

Schedules of Investments
December 31, 2022

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 1.60%, 1/3/2023 (3)	249,081	249,081
Metro City Bank Deposit Account, 0.94%, 1/3/2023 (3)	249,337	249,337
Total Bank Obligations (Cost $498,418)		498,418
Total Investments — 99.7% (Cost $319,505,316)		344,570,490
Other Assets less Liabilities — 0.3%		1,142,990
Total Net Assets — 100.0%		345,713,480

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	3,594	41,331
Meeder Dynamic Allocation Fund - Retail Class	9,460	107,466
Meeder Muirfield Fund - Retail Class	6,419	52,893
Meeder Conservative Allocation Fund - Retail Class	1,039	21,663
Total Trustee Deferred Compensation (Cost $220,154)		223,353

Balanced Fund
	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(96)	3/17/2023	(23,448,960)	585,087
Mini MSCI EAFE Index Futures	174	3/17/2023	16,959,780	(667,087)
Mini MSCI Emerging Markets Index Futures	76	3/17/2023	3,645,720	(94,086)
Russell 2000 Mini Index Futures	85	3/17/2023	7,526,325	(327,141)
Standard & Poors 500 Mini Futures	(131)	3/17/2023	(25,289,550)	915,576
Total Futures Contracts	108		(20,606,685)	412,349

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 46	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 21.6%
Communication Services — 0.5%
Alphabet, Inc. (1)	6,621	587,481
Cable One, Inc.	1	712
Cumulus Media, Inc. (1)	133	826
Entravision Communications Corp.	537	2,578
IDT Corp. (1)	1,500	42,255
Liberty TripAdvisor Holdings, Inc. (1)	971	650
Netflix, Inc. (1)	103	30,373
Roku, Inc. (1)	203	8,262
Telephone and Data Systems, Inc.	76	797
T-Mobile US, Inc. (1)	268	37,520
Trade Desk, Inc./The (1)	131	5,873
Verizon Communications, Inc.	27	1,064
		718,391

Consumer Discretionary — 2.4%
Amazon.com, Inc. (1)	3,551	298,284
AutoZone, Inc. (1)	29	71,519
Best Buy Co., Inc.	1,372	110,048
Bloomin’ Brands, Inc.	1,232	24,788
Booking Holdings, Inc. (1)	57	114,871
BorgWarner, Inc.	2,233	89,878
Buckle, Inc./The	109	4,943
Burlington Stores, Inc. (1)	493	99,961
Cavco Industries, Inc. (1)	9	2,036
Chegg, Inc. (1)	1,838	46,446
Dillard’s, Inc.	4	1,293
DR Horton, Inc.	2,213	197,267
Expedia Group, Inc. (1)	1,404	122,990
Frontdoor, Inc. (1)	58	1,206
Garmin, Ltd.	118	10,890
Gentex Corp.	70	1,909
Goodyear Tire & Rubber Co./The (1)	3,947	40,062
Grand Canyon Education, Inc. (1)	831	87,803
Green Brick Partners, Inc. (1)	362	8,771
Home Depot, Inc./The	1,257	397,036
Lear Corp.	9	1,116
Lennar Corp.	1,074	97,197
LKQ Corp.	178	9,507
Lululemon Athletica, Inc. (1)	1,140	365,233
M/I Homes, Inc. (1)	607	28,031
Macy’s, Inc.	8,024	165,696
Mohawk Industries, Inc. (1)	1,888	192,991
National Vision Holdings, Inc. (1)	957	37,093
O’Reilly Automotive, Inc. (1)	190	160,366
Patrick Industries, Inc.	26	1,576
PVH Corp.	3,128	220,806

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Qurate Retail, Inc. (1)	1,113	1,814
Ross Stores, Inc.	763	88,561
Skyline Champion Corp. (1)	1,278	65,830
Smith & Wesson Brands, Inc.	723	6,276
Tapestry, Inc.	846	32,216
Target Corp.	201	29,957
TJX Cos., Inc./The	2,366	188,334
Town Sports International Holdings, Inc. (1)(5)	961	0
Tractor Supply Co.	357	80,314
TravelCenters of America, Inc. (1)	22	985
Tupperware Brands Corp. (1)	190	787
Ulta Beauty, Inc. (1)	288	135,092
Whirlpool Corp.	546	77,237
Wingstop, Inc.	105	14,450
Yum! Brands, Inc.	673	86,198
		3,819,664

Consumer Staples — 1.0%
Archer-Daniels-Midland Co.	2,012	186,814
Bunge, Ltd.	7	698
Casey’s General Stores, Inc.	21	4,711
Coca-Cola Consolidated, Inc.	2	1,025
Costco Wholesale Corp.	873	398,525
Flowers Foods, Inc.	66	1,897
General Mills, Inc.	3,326	278,885
Ingredion, Inc.	39	3,819
Kroger Co./The	159	7,088
Molson Coors Beverage Co.	29	1,494
PepsiCo, Inc.	3,284	593,287
Pilgrim’s Pride Corp. (1)	54	1,281
Walmart, Inc.	636	90,178
		1,569,702

Energy — 2.7%
APA Corp.	1,297	60,544
Arch Resources, Inc.	11	1,571
Baker Hughes Co.	62	1,831
Berry Corp.	301	2,408
Bristow Group, Inc. (1)	305	8,275
California Resources Corp.	129	5,613
Callon Petroleum Co. (1)	21	779
Centrus Energy Corp. (1)	369	11,985
ChampionX Corp.	156	4,522
Cheniere Energy, Inc.	149	22,344
Chesapeake Energy Corp.	481	45,392
Chevron Corp.	10,285	1,846,055
Chord Energy Corp.	13	1,779

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 47

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Civitas Resources, Inc.	93	5,387
Comstock Resources, Inc.	114	1,563
ConocoPhillips	1,122	132,396
Coterra Energy, Inc.	54	1,327
CVR Energy, Inc.	38	1,191
Delek US Holdings, Inc.	57	1,539
Denbury, Inc. (1)	48	4,177
Devon Energy Corp.	61	3,752
Diamondback Energy, Inc.	88	12,037
Dorian LPG, Ltd.	81	1,535
DT Midstream, Inc.	167	9,228
EOG Resources, Inc.	691	89,498
EQT Corp.	118	3,992
Excelerate Energy, Inc.	26	651
Exxon Mobil Corp.	5,305	585,142
FLEX LNG, Ltd.	75	2,452
Golar LNG, Ltd. (1)	93	2,119
Gulfport Energy Corp. (1)	10	736
Halliburton Co.	953	37,501
Hess Corp.	263	37,299
HF Sinclair Corp.	123	6,382
International Seaways, Inc.	33	1,222
Kinder Morgan, Inc.	68	1,229
Kinetik Holdings, Inc.	25	827
Laredo Petroleum, Inc. (1)	30	1,543
Magnolia Oil & Gas Corp.	67	1,571
Marathon Oil Corp.	67	1,814
Marathon Petroleum Corp.	3,265	380,013
Matador Resources Co.	60	3,434
Murphy Oil Corp.	54	2,323
Northern Oil and Gas, Inc.	43	1,325
Occidental Petroleum Corp.	153	9,637
ONEOK, Inc.	6,825	448,403
Ovintiv, Inc.	898	45,538
PBF Energy, Inc.	55	2,243
PDC Energy, Inc.	48	3,047
Peabody Energy Corp. (1)	56	1,480
Phillips 66	1,026	106,786
Pioneer Natural Resources Co.	185	42,252
Range Resources Corp.	75	1,877
SandRidge Energy, Inc. (1)	69	1,175
Schlumberger, Ltd.	2,483	132,741
Scorpio Tankers, Inc.	54	2,904
SilverBow Resources, Inc. (1)	45	1,273
SM Energy Co.	52	1,811
Talos Energy, Inc. (1)	74	1,397
Targa Resources Corp.	1,176	86,436

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Teekay Corp. (1)	502	2,279
Teekay Tankers, Ltd. (1)	38	1,171
Valero Energy Corp.	843	106,943
Westmoreland Coal Co. (1)(5)	773	0
Williams Cos., Inc./The	109	3,586
World Fuel Services Corp.	154	4,209
		4,355,491

Financials — 3.1%
American Equity Investment Life Holding Co.	345	15,739
American Financial Group, Inc./OH	277	38,027
American International Group, Inc.	3,601	227,727
Axis Capital Holdings, Ltd.	12	650
Bank of New York Mellon Corp./The	3,980	181,170
Bank OZK	80	3,205
Berkshire Hathaway, Inc. (1)	6,686	2,065,305
Charles Schwab Corp./The	3,158	262,935
Chubb, Ltd.	368	81,181
East West Bancorp, Inc.	2,802	184,652
Essent Group, Ltd.	517	20,101
Evercore, Inc.	25	2,727
F&G Annuities & Life, Inc.	82	1,641
Fidelity National Financial, Inc.	1,207	45,407
First American Financial Corp.	24	1,256
Hartford Financial Services Group, Inc./The	773	58,617
Loews Corp.	55	3,208
LPL Financial Holdings, Inc.	183	39,559
Marsh & McLennan Cos., Inc.	5,172	855,863
Medley Management, Inc. (1)(5)	27	0
Moelis & Co.	583	22,370
Mr Cooper Group, Inc. (1)	178	7,143
NMI Holdings, Inc. (1)	209	4,368
Northern Trust Corp.	1,285	113,710
Old Republic International Corp.	118	2,850
PacWest Bancorp	27	620
Pathward Financial, Inc.	582	25,055
SEI Investments Co.	529	30,841
State Street Corp.	789	61,203
Stewart Information Services Corp.	1,904	81,358
Synchrony Financial	1,644	54,022
TrustCo Bank Corp. NY	36	1,353
W R Berkley Corp.	89	6,459
Walker & Dunlop, Inc.	90	7,063
Willis Towers Watson PLC	1,881	460,055
		4,967,440

The accompanying notes are an integral part of these financial statements.

Page 48	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Healthcare — 3.8%
Abbott Laboratories	9	988
AbbVie, Inc.	1,837	296,878
AmerisourceBergen Corp.	25	4,143
Amgen, Inc.	1,321	346,947
Assertio Holdings, Inc. (1)	531	2,283
Avanos Medical, Inc. (1)	27	731
Biogen, Inc. (1)	183	50,676
Bristol-Myers Squibb Co.	3,008	216,426
Cardinal Health, Inc.	1,879	144,439
Catalent, Inc. (1)	1,156	52,032
Centene Corp. (1)	1,080	88,571
Chemed Corp.	2	1,021
Cigna Corp.	323	107,023
CVS Health Corp.	454	42,308
Dexcom, Inc. (1)	275	31,141
Dynavax Technologies Corp. (1)	97	1,032
Eli Lilly & Co.	959	350,841
Emergent BioSolutions, Inc. (1)	6	71
Enhabit, Inc. (1)	103	1,355
Ensign Group, Inc./The	29	2,744
Exact Sciences Corp. (1)	289	14,308
Fulgent Genetics, Inc. (1)	2,626	78,202
Genprex, Inc. (1)	631	915
Gilead Sciences, Inc.	5,138	441,097
Haemonetics Corp. (1)	15	1,180
HCA Healthcare, Inc.	40	9,598
Humana, Inc.	158	80,926
IDEXX Laboratories, Inc. (1)	177	72,209
Incyte Corp. (1)	9	723
Inspire Medical Systems, Inc. (1)	144	36,271
Intuitive Surgical, Inc. (1)	72	19,105
IQVIA Holdings, Inc. (1)	248	50,813
Johnson & Johnson	5,675	1,002,489
Laboratory Corp. of America Holdings	138	32,496
McKesson Corp.	298	111,786
Merck & Co., Inc.	3,381	375,122
Moderna, Inc. (1)	941	169,022
Molina Healthcare, Inc. (1)	66	21,795
Myriad Genetics, Inc. (1)	796	11,550
Organon & Co.	48	1,341
Pfizer, Inc.	3,577	183,285
Quest Diagnostics, Inc.	47	7,353
Regeneron Pharmaceuticals, Inc. (1)	212	152,956
SIGA Technologies, Inc.	86	633
Twist Bioscience Corp. (1)	3,803	90,549
UnitedHealth Group, Inc.	1,196	634,095

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Universal Health Services, Inc.	89	12,539
Vertex Pharmaceuticals, Inc. (1)	520	150,166
Viatris, Inc.	3,418	38,042
Vir Biotechnology, Inc. (1)	173	4,379
West Pharmaceutical Services, Inc.	268	63,074
Zimmer Biomet Holdings, Inc.	201	25,628
Zoetis, Inc.	2,527	370,332
		6,005,629

Industrials — 1.9%
AECOM	9	764
AeroVironment, Inc. (1)	350	29,981
AGCO Corp.	11	1,526
Alaska Air Group, Inc. (1)	27	1,159
AMETEK, Inc.	19	2,655
Argan, Inc.	41	1,512
Atkore, Inc. (1)	450	51,039
BlueLinx Holdings, Inc. (1)	77	5,475
Boise Cascade Co.	147	10,094
Brady Corp.	41	1,931
Builders FirstSource, Inc. (1)	1,870	121,326
Comfort Systems USA, Inc.	12	1,381
Copart, Inc. (1)	15,834	964,132
CoStar Group, Inc. (1)	268	20,711
Crane Holdings Co.	12	1,205
Distribution Solutions Group, Inc. (1)	42	1,548
Eaton Corp. PLC	9	1,413
EMCOR Group, Inc.	1,027	152,109
Emerson Electric Co.	13	1,249
Enovix Corp. (1)	1,413	17,578
Equifax, Inc.	4	777
Expeditors International of Washington, Inc.	530	55,078
Fortune Brands Innovations, Inc.	2,246	128,269
Genco Shipping & Trading, Ltd.	138	2,120
General Dynamics Corp.	1,216	301,702
Graco, Inc.	1,436	96,585
GrafTech International, Ltd.	186	885
Heidrick & Struggles International, Inc.	70	1,958
Huntington Ingalls Industries, Inc.	5	1,153
ITT, Inc.	449	36,414
Karat Packaging, Inc.	58	833
Leidos Holdings, Inc.	260	27,349
Lockheed Martin Corp.	499	242,759
ManpowerGroup, Inc.	171	14,229
Masterbrand, Inc. (1)	2,246	16,957
Matson, Inc.	349	21,816
McGrath RentCorp	23	2,271

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 49

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
MSC Industrial Direct Co., Inc.	8	654
Mueller Industries, Inc.	563	33,217
Northrop Grumman Corp.	335	182,779
nVent Electric PLC	1,004	38,624
PACCAR, Inc.	308	30,483
Primoris Services Corp.	117	2,567
Raytheon Technologies Corp.	7	706
Regal Rexnord Corp.	15	1,800
Republic Services, Inc.	11	1,419
Ryder System, Inc.	25	2,089
Sensata Technologies Holding PLC	35	1,413
SkyWest, Inc. (1)	1,114	18,392
Southwest Airlines Co.	3,701	124,613
Trex Co., Inc. (1)	227	9,609
TrueBlue, Inc. (1)	5	98
UFP Industries, Inc.	41	3,249
United Airlines Holdings, Inc. (1)	1,139	42,940
Univar Solutions, Inc. (1)	48	1,526
V2X, Inc. (1)	18	743
Valmont Industries, Inc.	13	4,299
Verisk Analytics, Inc.	248	43,752
Vicor Corp. (1)	1,135	61,006
Waste Management, Inc.	12	1,883
WW Grainger, Inc.	7	3,894
		2,951,698

Information Technology — 5.5%
Adobe, Inc. (1)	821	276,291
Amkor Technology, Inc.	562	13,477
Amphenol Corp.	9	685
ANSYS, Inc. (1)	148	35,755
Apple, Inc.	15,888	2,064,328
Applied Materials, Inc.	1,419	138,182
Arrow Electronics, Inc. (1)	1,130	118,164
Avnet, Inc.	2,163	89,938
Calix, Inc. (1)	421	28,809
Cisco Systems, Inc.	1,908	90,897
Cloudflare, Inc. (1)	1,085	49,053
Cognizant Technology Solutions Corp.	1,809	103,457
Dell Technologies, Inc.	101	4,062
Digital Turbine, Inc. (1)	3,001	45,735
DocuSign, Inc. (1)	1,190	65,950
EPAM Systems, Inc. (1)	110	36,051
Extreme Networks, Inc. (1)	45	824
Fabrinet (1)	7	898
Intel Corp.	1,855	49,028
International Money Express, Inc. (1)	35	853

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Intuit, Inc.	555	216,017
Jabil, Inc.	2,433	165,931
Lam Research Corp.	368	154,670
Lattice Semiconductor Corp. (1)	2,025	131,382
Manhattan Associates, Inc. (1)	2,585	313,819
Mastercard, Inc.	596	207,247
Microchip Technology, Inc.	909	63,857
Microsoft Corp.	8,110	1,944,937
National Instruments Corp.	1,271	46,900
NVIDIA Corp.	1,549	226,371
Oracle Corp.	2,670	218,246
QUALCOMM, Inc.	3,021	332,129
Skyworks Solutions, Inc.	4,332	394,775
StarTek, Inc. (1)	631	2,366
Synopsys, Inc. (1)	695	221,907
Teradyne, Inc.	2,194	191,646
Texas Instruments, Inc.	2,572	424,946
Zebra Technologies Corp. (1)	844	216,410
Zoom Video Communications, Inc. (1)	1,024	69,366
		8,755,359

Materials — 0.6%
AdvanSix, Inc.	57	2,167
Air Products and Chemicals, Inc.	5	1,541
Alcoa Corp.	4,452	202,432
Alpha Metallurgical Resources, Inc.	31	4,538
Arconic Corp. (1)	35	741
Avery Dennison Corp.	333	60,273
CF Industries Holdings, Inc.	53	4,516
Clearwater Paper Corp. (1)	22	832
Dow, Inc.	1,242	62,584
Eagle Materials, Inc.	11	1,461
Flotek Industries, Inc. (1)	676	757
Freeport-McMoRan, Inc.	3,121	118,598
Louisiana-Pacific Corp.	3,774	223,421
LyondellBasell Industries NV	816	67,752
Mosaic Co./The	33	1,448
Newmont Corp.	118	5,570
Nucor Corp.	736	97,012
Olin Corp.	69	3,653
Packaging Corp. of America	10	1,279
Reliance Steel & Aluminum Co.	14	2,834
Ryerson Holding Corp.	105	3,177
Schnitzer Steel Industries, Inc.	157	4,812
Southern Copper Corp.	457	27,598
Steel Dynamics, Inc.	461	45,040
SunCoke Energy, Inc.	184	1,588

The accompanying notes are an integral part of these financial statements.

Page 50	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Sylvamo Corp.	48	2,332
United States Steel Corp.	1,705	42,710
Warrior Met Coal, Inc.	39	1,351
Westrock Co.	99	3,481
		995,498

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	2,011	4,203
Rafael Holdings, Inc. (1)	530	991
RAIT Financial Trust (1)(5)	751	0
Spirit MTA REIT Liquidating Trust (1)(5)	1,024	0
		5,194

Utilities — 0.1%
American Water Works Co., Inc.	18	2,744
Brookfield Renewable Corp.	108	2,974
Clearway Energy, Inc.	103	3,283
National Fuel Gas Co.	86	5,444
UGI Corp.	2,556	94,750
		109,195

Total Common Stocks (United States) (Cost $28,654,408)		34,253,261

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	252	6,653
Total Preferred Stock (United States) (Cost $6,299)		6,653

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	48	358
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	15	494
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	26	530

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	13	236
Total Warrants (United States) (Cost $941)		1,618

Registered Investment Companies — 34.0%
U.S. Fixed Income — 28.1%
Baird Core Plus Bond Fund - Class I	237,126	2,340,435
BBH Limited Duration Fund - Class I	111,718	1,112,707
Diamond Hill Short Duration Securitized Bond Fund - Class Y	415,139	3,910,609
DoubleLine Total Return Bond Fund - Class I	303,482	2,661,538
Frost Total Return Bond Fund - Class I	169,936	1,585,507
Guggenheim- Total Return Bond Fund - Class I	49,552	1,149,599
iShares Core U.S. Aggregate Bond ETF (7)	122,581	11,889,132
PGIM Short-Term Corporate Bond Fund - Class Q	382,143	3,890,214
Pioneer Bond Fund - Class K	188,070	1,527,129
Segall Bryant & Hamill Plus Bond Fund - Class I	307,798	2,785,571
SPDR Bloomberg High Yield Bond ETF (7)	104,083	9,367,470
Xtrackers USD High Yield Corporate Bond ETF (7)	69,781	2,352,318
		44,572,229

International Fixed Income — 5.9%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	111,279	9,413,091
		9,413,091

Total Registered Investment Companies (Cost $55,984,869)		53,985,320

Money Market Registered Investment Companies — 44.2%
Federated Hermes Government Obligations Fund, 4.15%	16,090,000	16,090,000
Meeder Institutional Prime Money Market Fund, 4.36% (2)	53,903,745	53,903,745
Total Money Market Registered Investment Companies (Cost $69,967,247)		69,993,745

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 51

Schedules of Investments
December 31, 2022

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.2%
Metro City Bank Deposit Account, 0.94%, 1/3/2023 (3)	249,338	249,338
Total Bank Obligations (Cost 249,338)		249,338
Total Investments — 100.0% (Cost $154,863,102)		158,489,935
Other Assets less Liabilities — 0.0%		32,233
Total Net Assets — 100.0%		158,522,168

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	625	7,188
Meeder Dynamic Allocation Fund - Retail Class	1,538	17,472
Meeder Muirfield Fund - Retail Class	2,023	16,670
Meeder Conservative Allocation Fund - Retail Class	194	4,045
Total Trustee Deferred Compensation (Cost $47,304)		45,375

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(14)	3/17/2023	(3,419,640)	77,180
Mini MSCI EAFE Index Futures	57	3/17/2023	5,555,790	(202,439)
Mini MSCI Emerging Markets Index Futures	25	3/17/2023	1,199,250	(30,949)
Russell 2000 Mini Index Futures	29	3/17/2023	2,567,805	(111,613)
Total Futures Contracts	97		5,903,205	(267,821)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 52	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 14.7%
Communication Services — 0.6%
Alphabet, Inc. - Class C (1)	3,360	298,133
Alphabet, Inc. - Class A (1)	12	1,059
Comcast Corp.	2,269	79,347
Entravision Communications Corp.	172	826
IDT Corp. (1)	32	901
Interpublic Group of Cos., Inc./The	582	19,386
Liberty Broadband Corp. - Class A (1)	4	303
Liberty Broadband Corp. - Class C (1)	3	229
Meta Platforms, Inc. (1)	382	45,970
Netflix, Inc. (1)	229	67,528
T-Mobile US, Inc. (1)	1,122	157,080
Verizon Communications, Inc.	93	3,664
		674,426

Consumer Discretionary — 1.5%
Adtalem Global Education, Inc. (1)	8	284
Amazon.com, Inc. (1)	502	42,168
AutoNation, Inc. (1)	3	322
AutoZone, Inc. (1)	7	17,263
Best Buy Co., Inc.	845	67,777
Bloomin’ Brands, Inc.	307	6,177
Booking Holdings, Inc. (1)	80	161,222
BorgWarner, Inc.	1,092	43,953
Bright Horizons Family Solutions, Inc. (1)	13	820
Buckle, Inc./The	36	1,633
Burlington Stores, Inc. (1)	232	47,040
Cavco Industries, Inc. (1)	3	679
Chegg, Inc. (1)	627	15,844
Chico’s FAS, Inc. (1)	62	305
Churchill Downs, Inc.	1	211
ContextLogic, Inc. (1)	134	65
Coursera, Inc. (1)	18	213
Dillard’s, Inc.	2	646
Expedia Group, Inc. (1)	4	350
Frontdoor, Inc. (1)	18	374
Garmin, Ltd.	20	1,846
Gentex Corp.	53	1,445
Goodyear Tire & Rubber Co./The (1)	1,583	16,067
Grand Canyon Education, Inc. (1)	220	23,245
H&R Block, Inc.	35	1,278
Home Depot, Inc./The	849	268,165
La-Z-Boy, Inc.	25	571
Lennar Corp.	733	66,337
Lithia Motors, Inc.	2	409
LKQ Corp.	1,141	60,941
Lowe’s Cos., Inc.	2	398

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lululemon Athletica, Inc. (1)	400	128,152
M/I Homes, Inc. (1)	41	1,893
Macy’s, Inc.	1,283	26,494
McDonald’s Corp.	722	190,269
National Vision Holdings, Inc. (1)	61	2,364
NIKE, Inc.	1,663	194,588
O’Reilly Automotive, Inc. (1)	81	68,366
Patrick Industries, Inc.	7	424
PVH Corp.	18	1,271
Qurate Retail, Inc. (1)	409	667
Ross Stores, Inc.	283	32,848
Skechers USA, Inc. (1)	592	24,834
Skyline Champion Corp. (1)	35	1,803
Starbucks Corp.	101	10,019
Sturm Ruger & Co., Inc.	6	304
Target Corp.	9	1,341
Tempur Sealy International, Inc.	8	275
Texas Roadhouse, Inc.	454	41,291
TJX Cos., Inc./The	1,341	106,744
Town Sports International Holdings, Inc. (1)(4)	464	0
Tractor Supply Co.	1	225
Tupperware Brands Corp. (1)	120	497
Ulta Beauty, Inc. (1)	201	94,283
Urban Outfitters, Inc. (1)	13	310
Whirlpool Corp.	332	46,965
Yum! Brands, Inc.	1,081	138,454
Zumiez, Inc. (1)	9	196
		1,962,925

Consumer Staples — 0.7%
Archer-Daniels-Midland Co.	14	1,300
Cal-Maine Foods, Inc.	16	871
Casey’s General Stores, Inc.	13	2,917
Coca-Cola Co./The	1,234	78,495
Costco Wholesale Corp.	99	45,194
Flowers Foods, Inc.	10	287
General Mills, Inc.	21	1,761
Hershey Co./The	600	138,942
Hostess Brands, Inc. (1)	18	404
Ingles Markets, Inc.	4	386
John B Sanfilippo & Son, Inc.	2	163
Kimberly-Clark Corp.	1,083	147,017
Kraft Heinz Co./The	10	407
Kroger Co./The	97	4,324
Lamb Weston Holdings, Inc.	179	15,995
Lancaster Colony Corp.	3	592
Molson Coors Beverage Co.	7	361

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 53

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PepsiCo, Inc.	1,178	212,817
Philip Morris International, Inc.	2	202
Pilgrim’s Pride Corp. (1)	64	1,519
Procter & Gamble Co./The	25	3,789
TreeHouse Foods, Inc. (1)	7	346
Walmart, Inc.	1,025	145,335
		803,424

Energy — 2.4%
Antero Resources Corp. (1)	41	1,271
APA Corp.	157	7,329
Arch Resources, Inc.	11	1,571
Baker Hughes Co.	29	856
California Resources Corp.	69	3,002
Callon Petroleum Co. (1)	45	1,669
Centrus Energy Corp. (1)	283	9,192
ChampionX Corp.	26	754
Cheniere Energy, Inc.	465	69,731
Chesapeake Energy Corp.	3	283
Chevron Corp.	6,863	1,231,840
Chord Energy Corp.	11	1,505
Civitas Resources, Inc.	52	3,012
Comstock Resources, Inc.	12	165
ConocoPhillips	1,247	147,146
Coterra Energy, Inc.	55	1,351
CVR Energy, Inc.	18	564
Delek US Holdings, Inc.	13	351
Denbury, Inc. (1)	9	783
Devon Energy Corp.	72	4,429
Diamondback Energy, Inc.	171	23,389
DT Midstream, Inc.	137	7,571
EOG Resources, Inc.	1,291	167,210
EQT Corp.	120	4,060
Exxon Mobil Corp.	4,741	522,932
FLEX LNG, Ltd.	39	1,275
Golar LNG, Ltd. (1)	75	1,709
Halliburton Co.	12	472
Hess Corp.	151	21,415
HF Sinclair Corp.	73	3,788
Kinder Morgan, Inc.	10	181
Laredo Petroleum, Inc. (1)	25	1,286
Magnolia Oil & Gas Corp.	24	563
Marathon Oil Corp.	19	514
Marathon Petroleum Corp.	1,390	161,782
Matador Resources Co.	40	2,290
Murphy Oil Corp.	23	989
Northern Oil and Gas, Inc.	13	401

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Occidental Petroleum Corp.	472	29,731
ONEOK, Inc.	2,022	132,845
Ovintiv, Inc.	500	25,355
Par Pacific Holdings, Inc. (1)	54	1,256
PBF Energy, Inc.	56	2,284
PDC Energy, Inc.	16	1,016
Phillips 66	877	91,278
Pioneer Natural Resources Co.	308	70,344
Range Resources Corp.	88	2,202
SandRidge Energy, Inc. (1)	18	307
Schlumberger, Ltd.	163	8,714
Scorpio Tankers, Inc.	144	7,743
SilverBow Resources, Inc. (1)	10	283
Sitio Royalties Corp.	13	375
SM Energy Co.	80	2,786
Talos Energy, Inc. (1)	23	434
Targa Resources Corp.	334	24,549
Teekay Corp. (1)	65	295
Teekay Tankers, Ltd. (1)	57	1,756
Tidewater, Inc. (1)	90	3,317
Valero Energy Corp.	327	41,483
Westmoreland Coal Co. (1)(4)	410	0
Williams Cos., Inc./The	39	1,283
World Fuel Services Corp.	33	902
		2,859,169

Financials — 1.6%
Affiliated Managers Group, Inc.	33	5,228
Aflac, Inc.	116	8,345
Ally Financial, Inc.	1,124	27,482
American Equity Investment Life Holding Co.	200	9,124
American Financial Group, Inc./OH	11	1,510
American International Group, Inc.	2,384	150,764
Argo Group International Holdings, Ltd.	33	853
Axis Capital Holdings, Ltd.	2	108
Bank of New York Mellon Corp./The	992	45,156
Bank OZK	44	1,763
Berkshire Hathaway, Inc. (1)	2,621	809,627
Cadence Bank	3	74
Capital One Financial Corp.	116	10,783
Cathay General Bancorp	7	286
Charles Schwab Corp./The	1,191	99,163
Chubb, Ltd.	80	17,648
Citigroup, Inc.	1	45
East West Bancorp, Inc.	1,950	128,505
Erie Indemnity Co.	1	249

The accompanying notes are an integral part of these financial statements.

Page 54	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Essent Group, Ltd.	152	5,910
F&G Annuities & Life, Inc.	53	1,061
Fidelity National Financial, Inc.	782	29,419
First American Financial Corp.	43	2,251
Hancock Whitney Corp.	215	10,404
Hartford Financial Services Group, Inc./The	354	26,844
Loews Corp.	644	37,565
LPL Financial Holdings, Inc.	185	39,991
Marsh & McLennan Cos., Inc.	236	39,053
Medley Management, Inc. (1)(4)	25	0
New York Community Bancorp, Inc.	1,220	10,492
NMI Holdings, Inc. (1)	111	2,320
Northern Trust Corp.	1,431	126,629
Old Republic International Corp.	23	555
Pathward Financial, Inc.	69	2,970
Prosperity Bancshares, Inc.	203	14,754
Radian Group, Inc.	55	1,049
Reinsurance Group of America, Inc.	58	8,241
SLM Corp.	19	315
State Street Corp.	5	388
Stewart Information Services Corp.	220	9,401
Synchrony Financial	1,427	46,891
Unum Group	46	1,887
Virtu Financial, Inc.	14	286
W R Berkley Corp.	249	18,070
Walker & Dunlop, Inc.	27	2,119
Wells Fargo & Co.	63	2,601
Willis Towers Watson PLC	898	219,633
WSFS Financial Corp.	13	589
Zions Bancorp NA	7	344
		1,978,745

Healthcare — 2.8%
Abbott Laboratories	90	9,881
AbbVie, Inc.	1,544	249,526
Acadia Healthcare Co., Inc. (1)	388	31,940
AmerisourceBergen Corp.	108	17,897
Amgen, Inc.	648	170,191
AMN Healthcare Services, Inc. (1)	16	1,645
Amneal Pharmaceuticals, Inc. (1)	442	880
Avalo Therapeutics, Inc. (1)	62	312
Avanos Medical, Inc. (1)	14	379
Axogen, Inc. (1)	198	1,976
Biogen, Inc. (1)	414	114,645
BioMarin Pharmaceutical, Inc. (1)	4	414
Bristol-Myers Squibb Co.	1,491	107,277
Cardinal Health, Inc.	722	55,500

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Catalent, Inc. (1)	1,112	50,051
Catalyst Pharmaceuticals, Inc. (1)	22	409
Centene Corp. (1)	644	52,814
Centogene NV (1)	138	128
Cigna Corp.	32	10,603
Cross Country Healthcare, Inc. (1)	10	266
CVS Health Corp.	1,814	169,047
Danaher Corp.	313	83,076
Dexcom, Inc. (1)	205	23,214
Edwards Lifesciences Corp. (1)	3	224
Elevance Health, Inc.	271	139,015
Eli Lilly & Co.	716	261,941
Eloxx Pharmaceuticals, Inc. (1)	15	27
Embecta Corp.	30	759
Emergent BioSolutions, Inc. (1)	46	543
Enhabit, Inc. (1)	21	276
Ensign Group, Inc./The	103	9,745
Fulgent Genetics, Inc. (1)	649	19,327
Genprex, Inc. (1)	271	393
Gilead Sciences, Inc.	1,984	170,326
Haemonetics Corp. (1)	323	25,404
HCA Healthcare, Inc.	171	41,033
Humana, Inc.	180	92,194
Incyte Corp. (1)	119	9,558
Intuitive Surgical, Inc. (1)	623	165,313
IQVIA Holdings, Inc. (1)	185	37,905
Johnson & Johnson	1,864	329,276
McKesson Corp.	78	29,259
Medtronic PLC	20	1,554
Merck & Co., Inc.	332	36,835
Merit Medical Systems, Inc. (1)	350	24,717
MiMedx Group, Inc. (1)	22	61
Moderna, Inc. (1)	562	100,946
Molina Healthcare, Inc. (1)	62	20,474
Neurocrine Biosciences, Inc. (1)	100	11,944
Oncocyte Corp. (1)	195	63
Organon & Co.	36	1,005
Orthofix Medical, Inc. (1)	33	677
Palatin Technologies, Inc. (1)	34	87
Pfizer, Inc.	163	8,352
Premier, Inc.	43	1,504
Quest Diagnostics, Inc.	69	10,794
Regeneron Pharmaceuticals, Inc. (1)	45	32,467
SIGA Technologies, Inc.	9	66
Twist Bioscience Corp. (1)	94	2,238
UnitedHealth Group, Inc.	641	339,845
Universal Health Services, Inc.	145	20,429

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 55

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Veracyte, Inc. (1)	136	3,227
Vertex Pharmaceuticals, Inc. (1)	430	124,175
Viatris, Inc.	1,051	11,698
Vir Biotechnology, Inc. (1)	83	2,101
West Pharmaceutical Services, Inc.	139	32,714
Zimmer Biomet Holdings, Inc.	263	33,533
Zoetis, Inc.	245	35,905
		3,342,000

Industrials — 1.5%
Acuity Brands, Inc.	4	662
AGCO Corp.	6	832
Alaska Air Group, Inc. (1)	7	301
Allison Transmission Holdings, Inc.	23	957
AMETEK, Inc.	6	838
Argan, Inc.	14	516
Atkore, Inc. (1)	59	6,692
Axon Enterprise, Inc. (1)	109	18,086
BlueLinx Holdings, Inc. (1)	22	1,564
Boise Cascade Co.	47	3,227
Booz Allen Hamilton Holding Corp.	30	3,136
Brady Corp.	14	659
Builders FirstSource, Inc. (1)	1,032	66,956
BWX Technologies, Inc.	11	639
Casella Waste Systems, Inc. (1)	8	634
Comfort Systems USA, Inc.	9	1,036
Copart, Inc. (1)	5,626	342,567
Crane Holdings Co.	6	603
Deere & Co.	409	175,363
Delta Air Lines, Inc. (1)	3	99
Donaldson Co., Inc.	12	706
Dover Corp.	105	14,218
EMCOR Group, Inc.	253	37,472
Encore Wire Corp.	4	550
Enovix Corp. (1)	509	6,332
Equifax, Inc.	2	389
Fastenal Co.	7	331
Federal Signal Corp.	14	651
Fortune Brands Innovations, Inc.	2,181	124,557
Genco Shipping & Trading, Ltd.	7	108
Graco, Inc.	1,136	76,407
H&E Equipment Services, Inc.	10	454
Heidrick & Struggles International, Inc.	15	420
Hub Group, Inc. (1)	4	318
Hubbell, Inc.	104	24,407
Huntington Ingalls Industries, Inc.	6	1,384
ITT, Inc.	6	487

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Kforce, Inc.	5	274
Leidos Holdings, Inc.	255	26,823
Lockheed Martin Corp.	32	15,568
Masterbrand, Inc. (1)	1,857	14,020
Matson, Inc.	107	6,689
MDU Resources Group, Inc.	58	1,760
Moog, Inc. (1)	4	351
Mueller Industries, Inc.	56	3,304
MYR Group, Inc. (1)	4	368
Nordson Corp.	104	24,723
Northrop Grumman Corp.	13	7,093
PACCAR, Inc.	1,153	114,112
Primoris Services Corp.	63	1,382
Regal Rexnord Corp.	4	480
Republic Services, Inc.	2	258
Sensata Technologies Holding PLC	10	404
SkyWest, Inc. (1)	473	7,809
Southwest Airlines Co.	1,669	56,195
Tetra Tech, Inc.	242	35,136
UFP Industries, Inc.	6	476
United Airlines Holdings, Inc. (1)	593	22,356
United Parcel Service, Inc.	552	95,960
United Rentals, Inc. (1)	367	130,439
Univar Solutions, Inc. (1)	4	127
V2X, Inc. (1)	40	1,652
Valmont Industries, Inc.	3	992
Verisk Analytics, Inc.	771	136,020
Vicor Corp. (1)	397	21,339
Waste Management, Inc.	945	148,252
WW Grainger, Inc.	28	15,575
Xylem, Inc./NY	275	30,407
		1,834,902

Information Technology — 3.1%
Adobe, Inc. (1)	13	4,375
Amkor Technology, Inc.	516	12,374
Apple, Inc.	7,197	935,106
Arista Networks, Inc. (1)	650	78,878
Autodesk, Inc. (1)	399	74,561
Avnet, Inc.	2	83
Broadcom, Inc.	19	10,623
Cadence Design Systems, Inc. (1)	498	79,999
Calix, Inc. (1)	68	4,653
Cantaloupe, Inc. (1)	83	361
CDW Corp./DE	355	63,396
Cisco Systems, Inc.	1,315	62,647
Dell Technologies, Inc.	38	1,528

The accompanying notes are an integral part of these financial statements.

Page 56	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
DocuSign, Inc. (1)	251	13,910
EPAM Systems, Inc. (1)	126	41,295
Euronet Worldwide, Inc. (1)	55	5,191
Extreme Networks, Inc. (1)	23	421
Intel Corp.	1,900	50,217
International Money Express, Inc. (1)	5	122
Intuit, Inc.	21	8,174
Jabil, Inc.	1,156	78,839
Juniper Networks, Inc.	11	352
Lam Research Corp.	85	35,726
Manhattan Associates, Inc. (1)	721	87,529
Mastercard, Inc.	395	137,353
Microchip Technology, Inc.	528	37,092
Microsoft Corp.	1,588	380,837
Monolithic Power Systems, Inc.	79	27,935
National Instruments Corp.	101	3,727
NVIDIA Corp.	1,141	166,746
Oracle Corp.	951	77,735
Paycom Software, Inc. (1)	75	23,273
Pure Storage, Inc. (1)	992	26,546
QUALCOMM, Inc.	1,123	123,463
Roper Technologies, Inc.	436	188,391
Sanmina Corp. (1)	24	1,375
Skyworks Solutions, Inc.	2,022	184,265
Synopsys, Inc. (1)	447	142,723
Teradyne, Inc.	360	31,446
TESSCO Technologies, Inc. (1)	44	216
Texas Instruments, Inc.	2,696	445,433
VeriSign, Inc. (1)	14	2,876
Vishay Intertechnology, Inc.	15	324
WEX, Inc. (1)	246	40,258
Zebra Technologies Corp. (1)	21	5,385
Zoom Video Communications, Inc. (1)	741	50,195
		3,747,954

Materials — 0.4%
AdvanSix, Inc.	12	456
Alcoa Corp.	1,080	49,108
Alpha Metallurgical Resources, Inc.	24	3,513
Avery Dennison Corp.	113	20,453
CF Industries Holdings, Inc.	132	11,246
Dow, Inc.	323	16,276
Eagle Materials, Inc.	81	10,761
Freeport-McMoRan, Inc.	688	26,144
Huntsman Corp.	12	330
International Paper Co.	2	69
Louisiana-Pacific Corp.	532	31,494

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
LyondellBasell Industries NV	957	79,460
Mosaic Co./The	6	263
Newmont Corp.	345	16,284
Nucor Corp.	475	62,610
Olin Corp.	291	15,406
Packaging Corp. of America	5	640
Reliance Steel & Aluminum Co.	4	810
Ryerson Holding Corp.	41	1,241
Sherwin-Williams Co./The	3	712
Southern Copper Corp.	122	7,368
Steel Dynamics, Inc.	739	72,200
Sylvamo Corp.	24	1,166
United States Steel Corp.	810	20,291
Warrior Met Coal, Inc.	17	589
Westrock Co.	64	2,250
		451,140

Real Estate Investment Trust — 0.0%
Hudson Pacific Properties, Inc.	63	613
RAIT Financial Trust (1)(4)	368	0
Spirit MTA REIT Liquidating Trust (1)(4)	477	0
		613

Utilities — 0.1%
Brookfield Renewable Corp.	97	2,671
CenterPoint Energy, Inc.	614	18,414
Clearway Energy, Inc.	22	701
CMS Energy Corp.	137	8,676
Evergy, Inc.	8	503
National Fuel Gas Co.	178	11,267
NRG Energy, Inc.	153	4,868
OGE Energy Corp.	272	10,758
ONE Gas, Inc.	12	909
UGI Corp.	746	27,652
		86,419

Total Common Stocks (United States) (Cost $17,607,221)		17,741,717

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 57

Schedules of Investments
December 31, 2022

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (5)	153	4,039
Total Preferred Stock (United States) (Cost $3,824)		4,039

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	21	157
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	6	197
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	8	163
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	2	36
Total Warrants (United States) (Cost $374)		553

Registered Investment Companies — 48.0%
U.S. Fixed Income — 39.7%
Baird Core Plus Bond Fund - Class I	256,113	2,527,837
BBH Limited Duration Fund - Class I	126,828	1,263,210
Diamond Hill Short Duration Securitized Bond Fund - Class Y	441,897	4,162,672
DoubleLine Total Return Bond Fund - Class I	327,373	2,871,061
Frost Total Return Bond Fund - Class I	183,247	1,709,695
Guggenheim- Total Return Bond Fund - Class I	53,415	1,239,219
iShares Core U.S. Aggregate Bond ETF (6)	130,818	12,688,038
PGIM Short-Term Corporate Bond Fund - Class Q	402,881	4,101,329
Pioneer Bond Fund - Class K	202,559	1,644,778
Segall Bryant & Hamill Plus Bond Fund - Class I	331,846	3,003,203
SPDR Bloomberg High Yield Bond ETF (6)	111,053	9,994,770
Xtrackers USD High Yield Corporate Bond ETF (6)	75,849	2,556,870
		47,762,682

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — continued
International Fixed Income — 8.3%
iShares JP Morgan USD Emerging Markets Bond ETF (6)	118,802	10,049,461
		10,049,461

Total Registered Investment Companies (Cost $59,935,548)		57,812,143

Money Market Registered Investment Companies — 37.0%
Federated Hermes Government Obligations Fund, 4.15%	17,165,000	17,165,000
Meeder Institutional Prime Money Market Fund, 4.36% (2)	27,330,467	27,330,467
Total Money Market Registered Investment Companies (Cost $44,480,360)		44,495,467
Total Investments — 99.7% (Cost $122,027,327)		120,053,919
Other Assets less Liabilities — 0.3%		352,404
Total Net Assets — 100.0%		120,406,323

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,444	16,606
Meeder Dynamic Allocation Fund - Retail Class	3,865	43,906
Meeder Muirfield Fund - Retail Class	2,466	20,320
Meeder Conservative Allocation Fund - Retail Class	415	8,653
Total Trustee Deferred Compensation (Cost $86,954)		89,485

The accompanying notes are an integral part of these financial statements.

Page 58	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Conservative Allocation
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(8)	3/17/2023	(1,954,080)	50,773
Mini MSCI EAFE Index Futures	27	3/17/2023	2,631,690	(99,491)
Mini MSCI Emerging Markets Index Futures	12	3/17/2023	575,640	(12,620)
Russell 2000 Mini Index Futures	15	3/17/2023	1,328,175	(54,025)
Standard & Poors 500 Mini Futures	(12)	3/17/2023	(2,316,600)	59,943
Total Futures Contracts	34		264,825	(55,420)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 59

Schedules of Investments
December 31, 2022

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 70.1%
Communication Services — 1.6%
Alphabet, Inc. (1)	19,550	1,734,672
Cable One, Inc.	14	9,966
Entravision Communications Corp.	1,214	5,827
IDT Corp. (1)	5,644	158,991
Meta Platforms, Inc. (1)	7,797	938,291
Netflix, Inc. (1)	458	135,055
News Corp.	572	10,410
Roku, Inc. (1)	2,154	87,668
T-Mobile US, Inc. (1)	1,427	199,780
Trade Desk, Inc./The (1)	1,418	63,569
Verizon Communications, Inc.	524	20,646
		3,364,875

Consumer Discretionary — 9.7%
Amazon.com, Inc. (1)	8,403	705,852
AutoZone, Inc. (1)	51	125,775
Best Buy Co., Inc.	5,288	424,150
Bloomin’ Brands, Inc.	481	9,678
Booking Holdings, Inc. (1)	372	749,684
BorgWarner, Inc.	13,172	530,173
Burlington Stores, Inc. (1)	1,785	361,927
Chegg, Inc. (1)	7,421	187,529
Chico’s FAS, Inc. (1)	743	3,656
DR Horton, Inc.	11,602	1,034,202
Expedia Group, Inc. (1)	6,672	584,467
Frontdoor, Inc. (1)	1,100	22,880
Garmin, Ltd.	4,714	435,055
Goodyear Tire & Rubber Co./The (1)	7,559	76,724
Grand Canyon Education, Inc. (1)	6,427	679,077
Helen of Troy, Ltd. (1)	944	104,699
Home Depot, Inc./The	4,081	1,289,025
Lennar Corp. (1)	35	2,625
Lennar Corp.	7,856	710,968
LKQ Corp.	1,902	101,586
Lowe’s Cos., Inc.	3,887	774,446
Lululemon Athletica, Inc. (1)	6,035	1,933,493
M/I Homes, Inc. (1)	4,603	212,567
Macy’s, Inc.	26,609	549,476
Mohawk Industries, Inc. (1)	15,247	1,558,548
National Vision Holdings, Inc. (1)	2,692	104,342
NVR, Inc. (1)	7	32,288
O’Reilly Automotive, Inc. (1)	731	616,986
PulteGroup, Inc.	4,844	220,547
PVH Corp.	6,020	424,952
Qurate Retail, Inc. (1)	2,330	3,798
Ross Stores, Inc.	2,909	337,648

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Skyline Champion Corp. (1)	7,804	401,984
Sleep Number Corp. (1)	4,356	113,169
Tapestry, Inc.	2,344	89,260
Target Corp.	660	98,366
Tempur Sealy International, Inc.	7,035	241,512
TJX Cos., Inc./The	11,571	921,052
Toll Brothers, Inc.	4,640	231,629
Town Sports International Holdings, Inc. (1)(5)	2,090	0
Tractor Supply Co.	1,069	240,493
Tupperware Brands Corp. (1)	13,119	54,313
Ulta Beauty, Inc. (1)	2,133	1,000,526
Whirlpool Corp.	11,018	1,558,606
Wingstop, Inc.	754	103,765
Yum! Brands, Inc.	6,200	794,096
		20,757,594

Consumer Staples — 2.8%
Archer-Daniels-Midland Co.	11,486	1,066,475
Bunge, Ltd.	5,318	530,577
Coca-Cola Co./The	5,510	350,491
Costco Wholesale Corp.	5,390	2,460,535
Flowers Foods, Inc.	107	3,075
General Mills, Inc.	9,632	807,643
Ingredion, Inc.	153	14,983
Kroger Co./The	295	13,151
PepsiCo, Inc.	2,536	458,154
Walmart, Inc.	2,307	327,110
		6,032,194

Energy — 6.5%
APA Corp.	3,465	161,746
Ardmore Shipping Corp. (1)	6,127	88,290
Berry Corp.	1,448	11,584
Bristow Group, Inc. (1)	2,480	67,282
Callon Petroleum Co. (1)	4,721	175,102
Centrus Energy Corp. (1)	2,964	96,271
ChampionX Corp.	616	17,858
Cheniere Energy, Inc.	1,552	232,738
Chevron Corp.	15,999	2,871,661
Civitas Resources, Inc.	84	4,866
Comstock Resources, Inc.	272	3,729
ConocoPhillips	8,323	982,114
Coterra Energy, Inc.	75	1,843
CVR Energy, Inc.	1,034	32,406
Delek US Holdings, Inc.	1,146	30,942
Devon Energy Corp.	4,369	268,737
Diamondback Energy, Inc.	886	121,187

The accompanying notes are an integral part of these financial statements.

Page 60	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dorian LPG, Ltd.	1,525	28,899
DT Midstream, Inc.	4,022	222,256
EOG Resources, Inc.	3,293	426,509
EQT Corp.	1,928	65,224
Exxon Mobil Corp.	26,869	2,963,651
Golar LNG, Ltd. (1)	2,829	64,473
Green Plains, Inc. (1)	4,799	146,370
Halliburton Co.	2,664	104,828
Hess Corp.	624	88,496
Laredo Petroleum, Inc. (1)	55	2,828
Marathon Oil Corp.	331	8,960
Marathon Petroleum Corp.	16,082	1,871,784
NexTier Oilfield Solutions, Inc. (1)	3,682	34,022
ONEOK, Inc.	10,228	671,980
Ovintiv, Inc.	2,155	109,280
Phillips 66	3,526	366,986
Pioneer Natural Resources Co.	2,495	569,833
Schlumberger, Ltd.	5,701	304,775
SilverBow Resources, Inc. (1)	1,127	31,872
SM Energy Co.	465	16,196
Solaris Oilfield Infrastructure, Inc.	279	2,770
Targa Resources Corp.	2,436	179,046
Teekay Corp. (1)	1,128	5,121
Teekay Tankers, Ltd. (1)	1,665	51,299
Valero Energy Corp.	3,397	430,943
World Fuel Services Corp.	258	7,051
		13,943,808

Financials — 9.1%
Affiliated Managers Group, Inc.	384	60,837
Aflac, Inc.	1,461	105,104
American Equity Investment Life Holding Co.	4,141	188,912
American Financial Group, Inc./OH	577	79,211
Apollo Global Management, Inc.	21,349	1,361,853
Argo Group International Holdings, Ltd.	521	13,468
Bank of New York Mellon Corp./The	15,170	690,538
Bank OZK	862	34,532
Berkshire Hathaway, Inc. (1)	24,919	7,697,479
Cannae Holdings, Inc. (1)	2,478	51,171
Charles Schwab Corp./The	13,543	1,127,590
Chubb, Ltd.	4,940	1,089,764
Donegal Group, Inc.	1,569	22,280
East West Bancorp, Inc.	7,420	488,978
Essent Group, Ltd.	7,148	277,914
F&G Annuities & Life, Inc.	487	9,745
Fidelity National Financial, Inc.	7,169	269,698

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
First American Financial Corp.	2,834	148,332
Focus Financial Partners, Inc. (1)	263	9,802
Hartford Financial Services Group, Inc./The	1,450	109,954
Jackson Financial, Inc.	3,161	109,971
LPL Financial Holdings, Inc.	1,525	329,659
Marsh & McLennan Cos., Inc.	12,086	1,999,991
Moelis & Co.	187	7,175
Mr Cooper Group, Inc. (1)	1,322	53,052
New York Community Bancorp, Inc.	4,448	38,253
Old Republic International Corp.	241	5,820
OneMain Holdings, Inc.	1,297	43,203
PacWest Bancorp	1,120	25,704
Pathward Financial, Inc.	1,175	50,584
SEI Investments Co.	2,385	139,046
State Street Corp.	2,125	164,836
Stewart Information Services Corp.	4,581	195,746
Synchrony Financial	3,910	128,483
W R Berkley Corp.	509	36,938
Walker & Dunlop, Inc.	1,770	138,910
Willis Towers Watson PLC	9,214	2,253,560
		19,558,093

Healthcare — 12.7%
AbbVie, Inc.	7,645	1,235,508
Agilent Technologies, Inc.	224	33,522
Alaunos Therapeutics, Inc. (1)	4,281	2,779
Amgen, Inc.	7,438	1,953,516
Avanos Medical, Inc. (1)	1,863	50,413
Biogen, Inc. (1)	1,425	394,611
Bristol-Myers Squibb Co.	8,463	608,913
Cardinal Health, Inc.	13,693	1,052,581
CareDx, Inc. (1)	3,297	37,619
Catalent, Inc. (1)	5,878	264,569
Centene Corp. (1)	7,170	588,012
Cigna Corp.	2,398	794,553
CVS Health Corp.	9,000	838,710
Dexcom, Inc. (1)	207	23,441
Elevance Health, Inc.	1,538	788,948
Eli Lilly & Co.	4,302	1,573,844
Embecta Corp.	928	23,469
Emergent BioSolutions, Inc. (1)	981	11,586
Enhabit, Inc. (1)	719	9,462
Fulgent Genetics, Inc. (1)	7,681	228,740
Genprex, Inc. (1)	1,400	2,030
Gilead Sciences, Inc.	15,525	1,332,821
HCA Healthcare, Inc.	1,521	364,979
Humana, Inc.	216	110,633

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 61

Schedules of Investments
December 31, 2022

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
IDEXX Laboratories, Inc. (1)	341	139,114
ImmunityBio, Inc. (1)	5,750	29,153
Intuitive Surgical, Inc. (1)	894	237,223
IQVIA Holdings, Inc. (1)	1,084	222,101
Johnson & Johnson	16,319	2,882,751
Joint Corp./The (1)	200	2,796
Laboratory Corp. of America Holdings	266	62,638
McKesson Corp.	2,301	863,151
Merck & Co., Inc.	8,941	992,004
Merit Medical Systems, Inc. (1)	21	1,483
Moderna, Inc. (1)	5,834	1,047,903
Molina Healthcare, Inc. (1)	19	6,274
Pfizer, Inc.	16,915	866,725
Quest Diagnostics, Inc.	2,750	430,210
Regeneron Pharmaceuticals, Inc. (1)	1,150	829,714
SIGA Technologies, Inc.	449	3,305
Twist Bioscience Corp. (1)	18,302	435,771
UnitedHealth Group, Inc.	6,280	3,329,530
Universal Health Services, Inc.	1,432	201,754
Veracyte, Inc. (1)	998	23,683
Vertex Pharmaceuticals, Inc. (1)	2,221	641,380
Viatris, Inc.	7,721	85,935
Vir Biotechnology, Inc. (1)	1,204	30,473
West Pharmaceutical Services, Inc.	3,305	777,832
Zoetis, Inc.	7,744	1,134,883
		27,603,045

Industrials — 6.5%
AeroVironment, Inc. (1)	617	52,852
Atkore, Inc. (1)	2,898	328,691
Boise Cascade Co.	1,198	82,267
Builders FirstSource, Inc. (1)	9,010	584,569
Comfort Systems USA, Inc.	200	23,016
Copart, Inc. (1)	56,054	3,413,128
CoStar Group, Inc. (1)	5,483	423,726
EMCOR Group, Inc.	1,844	273,115
Enovix Corp. (1)	46,291	575,860
Expeditors International of Washington, Inc.	2,554	265,412
Fortune Brands Innovations, Inc.	16,131	921,241
General Dynamics Corp.	3,337	827,943
Graco, Inc.	6,520	438,535
ITT, Inc.	1,132	91,805
Karat Packaging, Inc.	223	3,205
Leidos Holdings, Inc.	2,433	255,927
Lockheed Martin Corp.	2,596	1,262,928
ManpowerGroup, Inc.	1,994	165,921
Masterbrand, Inc. (1)	16,131	121,789

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Matson, Inc.	2,940	183,779
Mueller Industries, Inc.	1,455	85,845
Northrop Grumman Corp.	1,410	769,310
nVent Electric PLC	338	13,003
Owens Corning	1,537	131,106
PACCAR, Inc.	5,134	508,112
SkyWest, Inc. (1)	2,652	43,785
Southwest Airlines Co.	12,523	421,649
Trex Co., Inc. (1)	1,261	53,378
United Airlines Holdings, Inc. (1)	1,744	65,749
Verisk Analytics, Inc.	3,536	623,821
Vicor Corp. (1)	2,794	150,178
Waste Management, Inc.	4,704	737,964
		13,899,609

Information Technology — 18.4%
Adobe, Inc. (1)	3,228	1,086,319
Amkor Technology, Inc.	1,102	26,426
ANSYS, Inc. (1)	844	203,902
Apple, Inc.	69,144	8,983,880
Applied Materials, Inc.	3,341	325,347
Arrow Electronics, Inc. (1)	2,707	283,071
Avnet, Inc.	4,923	204,698
Block, Inc. (1)	288	18,098
Broadcom, Inc.	226	126,363
Calix, Inc. (1)	2,175	148,835
Cisco Systems, Inc.	13,890	661,720
Cloudflare, Inc. (1)	6,542	295,764
Cognizant Technology Solutions Corp.	8,934	510,935
Digital Turbine, Inc. (1)	26,090	397,612
DocuSign, Inc. (1)	12,678	702,615
EPAM Systems, Inc. (1)	745	244,166
Euronet Worldwide, Inc. (1)	1,960	184,985
Intel Corp.	22,902	605,300
Intuit, Inc.	1,130	439,819
Jabil, Inc.	9,880	673,816
Lam Research Corp.	1,139	478,722
Lattice Semiconductor Corp. (1)	5,583	362,225
Manhattan Associates, Inc. (1)	13,089	1,589,005
Mastercard, Inc.	4,625	1,608,251
Microchip Technology, Inc.	5,551	389,958
Microsoft Corp.	35,115	8,421,272
MongoDB, Inc. (1)	94	18,503
National Instruments Corp.	1,897	69,999
NVIDIA Corp.	8,106	1,184,611
Oracle Corp.	3,904	319,113
QUALCOMM, Inc.	15,694	1,725,398

The accompanying notes are an integral part of these financial statements.

Page 62	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Skyworks Solutions, Inc.	20,897	1,904,344
StarTek, Inc. (1)	1,629	6,109
Synopsys, Inc. (1)	2,929	935,200
Teradyne, Inc.	12,574	1,098,339
Texas Instruments, Inc.	12,501	2,065,415
Zebra Technologies Corp. (1)	3,037	778,717
Zoom Video Communications, Inc. (1)	10,075	682,481
		39,761,333

Materials — 2.5%
AdvanSix, Inc.	88	3,346
Alcoa Corp.	32,145	1,461,633
Alpha Metallurgical Resources, Inc.	112	16,396
Avery Dennison Corp.	2,471	447,251
Dow, Inc.	5,102	257,090
Eagle Materials, Inc.	680	90,338
Freeport-McMoRan, Inc.	6,565	249,470
Louisiana-Pacific Corp.	16,886	999,651
LyondellBasell Industries NV	4,940	410,168
MP Materials Corp. (1)	12,179	295,706
Newmont Corp.	43	2,030
Nucor Corp.	2,957	389,762
Olin Corp.	241	12,759
Ryerson Holding Corp.	140	4,236
Schnitzer Steel Industries, Inc.	981	30,068
Southern Copper Corp.	1,298	78,386
Steel Dynamics, Inc.	4,039	394,610
United States Steel Corp.	5,138	128,707
Warrior Met Coal, Inc.	2,016	69,834
		5,341,441

Real Estate Investment Trust — 0.0%
CorEnergy Infrastructure Trust, Inc.	5,320	11,119
Rafael Holdings, Inc. (1)	1,612	3,014
Spirit MTA REIT Liquidating Trust (1)(5)	3,134	0
		14,133

Utilities — 0.3%
Brookfield Renewable Corp.	854	23,519
OGE Energy Corp.	2,254	89,146
UGI Corp.	13,620	504,892
		617,557

Total Common Stocks (United States) (Cost $131,311,555)		150,893,682

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred, 9.7% (6)	610	16,104
Total Preferred Stock (United States) (Cost $15,247)		16,104

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (1)	89	664
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	27	888
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	45	918
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	22	400
Total Warrants (United States) (Cost $2,715)		2,870

Registered Investment Companies — 3.5%
U.S. Fixed Income — 2.4%
iShares Core U.S. Aggregate Bond ETF (7)	40,834	3,960,490
SPDR Bloomberg High Yield Bond ETF (7)	13,084	1,177,560
Xtrackers USD High Yield Corporate Bond ETF (7)	8,495	286,366
		5,424,416

International Fixed Income — 0.6%
iShares JP Morgan USD Emerging Markets Bond ETF (7)	14,005	1,184,683
		1,184,683

International Equity — 0.5%
iShares Core MSCI EAFE ETF (7)	15,725	969,289
		969,289

Total Registered Investment Companies (Cost $7,722,733)		7,578,388

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 63

Schedules of Investments
December 31, 2022

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 25.4%
Federated Hermes Government Obligations Fund, 4.15%	2,035,000	2,035,000
Meeder Institutional Prime Money Market Fund, 4.36% (2)	52,503,793	52,503,793
Total Money Market Registered Investment Companies (Cost $54,513,477)		54,538,793

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 1.60%, 1/3/2023 (3)	249,081	249,081
Metro City Bank Deposit Account, 0.94%, 1/3/2023 (3)	249,337	249,337
Total Bank Obligations (Cost $498,418)		498,418
Total Investments — 99.2% (Cost $194,064,145)		213,528,255
Other Assets less Liabilities — 0.8%		1,487,940
Total Net Assets — 100.0%		215,016,195

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	4,194	48,231
Meeder Dynamic Allocation Fund - Retail Class	11,475	130,356
Meeder Muirfield Fund - Retail Class	5,537	45,625
Meeder Conservative Allocation Fund - Retail Class	1,195	24,916
Total Trustee Deferred Compensation (Cost $237,194)		249,128

Dynamic Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(82)	3/17/2023	(20,029,320)	437,784
Mini MSCI EAFE Index Futures	469	3/17/2023	45,713,430	(1,754,168)
Mini MSCI Emerging Markets Index Futures	208	3/17/2023	9,977,760	(257,498)
Russell 2000 Mini Index Futures	132	3/17/2023	11,687,940	(499,561)
Standard & Poors 500 Mini Futures	23	3/17/2023	4,440,150	7,617
Total Futures Contracts	750		51,789,960	(2,065,826)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 64	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 61.0%
Communication Services — 3.1%
DISH Network Corp. (1)	13,099	183,910
Interpublic Group of Cos., Inc./The	6,033	200,959
News Corp. - Class B	10,626	195,943
News Corp. - Class A	10,760	195,832
Omnicom Group, Inc.	2,771	226,030
		1,002,674

Consumer Discretionary — 7.5%
Bath & Body Works, Inc.	4,877	205,517
BorgWarner, Inc.	5,333	214,653
Caesars Entertainment, Inc. (1)	4,636	192,858
CarMax, Inc. (1)	3,596	218,960
Hasbro, Inc.	3,277	199,930
Mohawk Industries, Inc. (1)	2,018	206,280
Norwegian Cruise Line Holdings, Ltd. (1)	12,527	153,330
PulteGroup, Inc.	4,492	204,521
Ralph Lauren Corp.	1,810	191,263
Tapestry, Inc.	5,967	227,223
Whirlpool Corp.	1,422	201,156
Wynn Resorts, Ltd. (1)	2,426	200,072
		2,415,763

Consumer Staples — 3.3%
Campbell Soup Co.	4,209	238,861
Conagra Brands, Inc.	5,942	229,955
J M Smucker Co./The	578	91,590
Lamb Weston Holdings, Inc.	3,358	300,071
Molson Coors Beverage Co.	3,793	195,415
		1,055,892

Energy — 2.5%
APA Corp.	4,699	219,349
ConocoPhillips	2,083	245,794
Coterra Energy, Inc.	6,434	158,083
Marathon Oil Corp.	7,027	190,221
		813,447

Financials — 8.1%
Assurant, Inc.	1,620	202,597
Cboe Global Markets, Inc.	1,943	243,788
Comerica, Inc.	3,055	204,227
Everest Re Group, Ltd.	780	258,391
Globe Life, Inc.	2,253	271,599
Invesco, Ltd.	10,838	194,976
Lincoln National Corp.	6,683	205,302

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Loews Corp.	3,641	212,380
M&T Bank Corp.	1,228	178,134
Signature Bank/New York NY	1,755	202,211
W R Berkley Corp.	3,161	229,394
Zions Bancorp NA	3,994	196,345
		2,599,344

Healthcare — 4.5%
Cardinal Health, Inc.	3,698	284,265
Catalent, Inc. (1)	4,598	206,956
Henry Schein, Inc. (1)	2,540	202,870
Incyte Corp. (1)	2,854	229,233
Organon & Co.	7,750	216,458
Universal Health Services, Inc.	1,393	196,260
Viatris, Inc.	11,014	122,586
		1,458,628

Industrials — 11.1%
A O Smith Corp.	3,009	172,235
Alaska Air Group, Inc. (1)	4,559	195,763
Allegion plc	1,886	198,520
American Airlines Group, Inc. (1)	15,425	196,206
CH Robinson Worldwide, Inc.	2,316	212,053
Fortune Brands Innovations, Inc.	3,249	185,550
Generac Holdings, Inc. (1)	1,987	200,011
Howmet Aerospace, Inc.	7,623	300,424
Huntington Ingalls Industries, Inc.	1,243	286,735
Leidos Holdings, Inc.	2,781	292,533
Masterbrand, Inc. (1)	3,249	24,530
Pentair PLC	4,462	200,701
Quanta Services, Inc.	2,201	313,643
Robert Half International, Inc.	2,730	201,556
Rollins, Inc.	7,605	277,887
Snap-on, Inc.	1,158	264,591
		3,522,938

Information Technology — 6.9%
Ceridian HCM Holding, Inc. (1)	3,166	203,099
DXC Technology Co. (1)	7,068	187,302
F5, Inc. (1)	1,066	152,982
FleetCor Technologies, Inc. (1)	1,079	198,191
Gen Digital, Inc.	8,850	189,656
IPG Photonics Corp. (1)	115	10,887
Jack Henry & Associates, Inc.	1,179	206,985
Juniper Networks, Inc.	6,685	213,653
PTC, Inc. (1)	1,953	234,438

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 65

Schedules of Investments
December 31, 2022

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Qorvo, Inc. (1)	2,185	198,048
SolarEdge Technologies, Inc. (1)	927	262,591
Trimble, Inc. (1)	3,376	170,691
		2,228,523

Materials — 5.0%
CF Industries Holdings, Inc.	2,985	254,322
Eastman Chemical Co.	2,438	198,551
FMC Corp.	2,298	286,790
Mosaic Co./The	6,312	276,907
Packaging Corp. of America	1,608	205,679
Sealed Air Corp.	3,486	173,882
Westrock Co.	5,647	198,549
		1,594,680

Real Estate Investment Trust — 3.9%
Federal Realty Investment Trust	1,834	185,307
Host Hotels & Resorts, Inc.	14,395	231,040
Iron Mountain, Inc.	5,037	251,094
Kimco Realty Corp.	10,131	214,575
Regency Centers Corp.	3,283	205,188
SL Green Realty Corp.	128	4,316
Vornado Realty Trust	8,445	175,740
		1,267,260

Utilities — 5.1%
AES Corp./The	10,453	300,628
Alliant Energy Corp.	4,210	232,434
Atmos Energy Corp.	2,406	269,640
Evergy, Inc.	3,706	233,219
NiSource, Inc.	8,248	226,160
NRG Energy, Inc.	5,997	190,825
Pinnacle West Capital Corp.	2,636	200,442
		1,653,348

Total Common Stocks (United States) (Cost $16,458,227)		19,612,497

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Preferred Stock (United States) — 0.0%
Wells Fargo & Co. Preferred (5)	1	0
Total Preferred Stock (United States) (Cost 0)		0

Money Market Registered Investment Companies — 37.1%
Meeder Institutional Prime Money Market Fund, 4.36% (2)	11,930,714	11,930,714
Total Money Market Registered Investment Companies (Cost $11,927,919)		11,930,714

Bank Obligations — 0.0%
First Merchants Bank Deposit Account, 1.60%, 1/3/2023 (3)	3	3
Total Bank Obligations (Cost 3)		3
Total Investments — 98.1% (Cost $28,386,149)		31,543,214
Other Assets less Liabilities — 1.9%		624,085
Total Net Assets — 100.0%		32,167,299

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,220	14,030
Meeder Dynamic Allocation Fund - Retail Class	3,282	37,284
Meeder Muirfield Fund - Retail Class	1,669	13,753
Meeder Conservative Allocation Fund - Retail Class	347	7,235
Total Trustee Deferred Compensation (Cost $69,553)		72,302

The accompanying notes are an integral part of these financial statements.

Page 66	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Quantex Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	41	3/17/2023	10,014,660	(290,819)
Standard & Poors 500 Mini Futures	12	3/17/2023	2,316,600	(107,682)
Total Futures Contracts	53		12,331,260	(398,501)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 67

Schedules of Investments
December 31, 2022

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Commercial Paper — 14.8%
American Honda Finance Co, 5.06, due 1/11/2023	10,000,000	9,984,527
Total Commercial Paper (Cost $9,987,222)		9,984,527

Registered Investment Companies — 68.3%
U.S. Fixed Income — 56.4%
BBH Limited Duration Fund - Class I	473,714	4,718,194
Diamond Hill Short Duration Securitized Bond Fund - Class Y	218,467	2,057,956
Frost Total Return Bond Fund - Class I	180,104	1,680,375
iShares Core 1-5 Year USD Bond ETF (3)	284,895	13,230,524
iShares Core U.S. Aggregate Bond ETF (3)	13,924	1,350,489
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (3)	78,102	3,891,042
PGIM Short-Term Corporate Bond Fund - Class Q	91,980	936,357
SPDR Bloomberg High Yield Bond ETF (3)	88,756	7,988,040
Xtrackers USD High Yield Corporate Bond ETF (3)	60,679	2,045,489
		37,898,466

International Fixed Income — 11.9%
iShares JP Morgan USD Emerging Markets Bond ETF (3)	95,033	8,038,841
		8,038,841

Total Registered Investment Companies (Cost $47,319,046)		45,937,307

Money Market Registered Investment Companies — 16.8%
Meeder Institutional Prime Money Market Fund, 4.36% (1)	11,331,750	11,331,750
Total Money Market Registered Investment Companies (Cost $11,327,917)		11,331,750

U.S. Government Obligations — 0.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	62,053	70,588
Total U.S. Government Obligations (Cost $66,145)		70,588
Total Investments — 100.0% (Cost $68,700,330)		67,324,172
Other Assets less Liabilities — 0.0%		2,439
Total Net Assets — 100.0%		67,326,611

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (2)
Meeder Balanced Fund - Retail Class	1,403	16,135
Meeder Dynamic Allocation Fund - Retail Class	3,675	41,748
Meeder Muirfield Fund - Retail Class	2,028	16,711
Meeder Conservative Allocation Fund - Retail Class	406	8,465
Total Trustee Deferred Compensation (Cost $83,110)		83,059

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2022.
(2)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(3)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 68	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 31.6%
Banco Santander NY Yankee CD (Secured Overnight Financing Rate + 0.62%)	4.92	%(2)	01/18/23	300,000	300,079
Banco Santander NY Yankee CD (Secured Overnight Financing Rate + 0.68%)	4.98	%(2)	02/22/23	10,000,000	10,000,700
Bank of Montreal Chicago Yankee CD	5.00%		10/06/23	5,000,000	4,986,110
Bank of Montreal Chicago (Secured Overnight Financing Rate + 0.61%)	4.91	%(2)	01/23/23	10,000,000	10,007,480
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.48%)	4.78	%(2)	03/30/23	10,000,000	10,004,700
Barclays Bank PLC NY (Secured Overnight Financing Rate + 0.30%)	4.60	%(2)	01/02/23	5,000,000	5,000,490
Barclays Bank PLC NY (Secured Overnight Financing Rate + 0.29%)	4.59	%(2)	01/16/23	5,000,000	5,000,060
BNP Paribas NY (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/18/23	10,000,000	10,004,170
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.30%)	4.60	%(2)	01/06/23	5,000,000	5,000,210
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.25%)	4.55	%(2)	01/10/23	6,000,000	6,000,174
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.25%)	4.55	%(2)	01/17/23	5,000,000	4,999,975
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.28%)	4.58	%(2)	01/05/23	3,000,000	3,000,000

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.30%)	4.60	%(2)	01/05/23	10,000,000	10,000,370
Cooperatieve Rabobank (Secured Overnight Financing Rate + 0.49%)	4.79	%(2)	01/10/23	10,000,000	10,002,990
Lloyds Bank Corp. Mkts/NY (Secured Overnight Financing Rate + 0.28%)	4.58	%(2)	02/13/23	5,000,000	5,000,085
Mitsubishi UFJ Trust & Banking Corp. (Secured Overnight Financing Rate + 0.60%)	4.90	%(2)	01/03/23	10,000,000	10,012,560
Mizuho Bank, Ltd./NY Yankee CD (Secured Overnight Financing Rate + 0.54%)	4.84	%(2)	01/09/23	5,925,000	5,925,729
Mizuho Bank, Ltd./NY Yankee CD (Secured Overnight Financing Rate + 0.36%)	4.66	%(2)	01/03/23	10,000,000	10,001,890
Mizuho Bank, Ltd./NY Yankee CD (Secured Overnight Financing Rate + 0.54%)	4.84	%(2)	01/09/23	10,000,000	10,004,310
Mizuho Bank, Ltd./NY (Secured Overnight Financing Rate + 0.73%)	5.03	%(2)	01/04/23	5,000,000	5,007,930
MUFG Bank, Ltd./New York, NY (Secured Overnight Financing Rate + 0.56%)	4.86	%(2)	01/17/23	5,000,000	5,000,935
Nordea Bank ABP/New York, NY (Secured Overnight Financing Rate + 0.55%)	4.85	%(2)	01/21/23	2,000,000	2,000,884
Nordea Bank ABP/New York, NY (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/12/23	12,600,000	12,605,670
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.60%)	4.90	%(2)	01/03/23	10,000,000	10,008,680

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 69

Schedules of Investments
December 31, 2022

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.27%)	4.57	%(2)	01/19/23	8,000,000	7,999,760
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.28%)	4.58	%(2)	01/23/23	3,000,000	2,999,781
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/30/23	2,500,000	2,501,065
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.92%)	5.22	%(2)	01/21/23	560,000	561,488
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/10/23	10,000,000	9,998,660
Toronto Dominion Bank/New York, NY (Secured Overnight Financing Rate + 0.23%)	4.53	%(2)	02/08/23	5,000,000	5,000,000
Toronto Dominion Bank/New York, NY Yankee CD	2.40%		05/11/23	5,000,000	4,954,780
Toronto Dominion Bank/New York, NY Yankee CD	3.00%		07/03/23	5,000,000	4,945,250
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.45%)	4.75	%(2)	01/23/23	10,000,000	10,002,420
Total Certificates of Deposit (Cost $218,875,475)					218,839,385

Commercial Paper — 31.8%
American Honda Finance Corp.	4.46%		01/06/23	6,000,000	5,994,612
American Honda Finance Corp.	4.62%		01/18/23	2,500,000	2,493,835
Anglesea Funding	4.37%		02/01/23	18,000,000	17,928,090
Anglesea Funding	4.43%		02/07/23	17,000,000	16,919,080
Aquitaine Funding	4.35%		01/04/23	5,000,000	4,996,995

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
ANZ New Zealand Int’l, LTD (Secured Overnight Financing Rate + 0.58%)	4.88	%(2)	01/05/23	12,600,000	12,608,039
ANZ New Zealand Int’l, LTD (Secured Overnight Financing Rate + 0.32%)	4.62	%(2)	01/05/23	250,000	250,034
Banco Santander	4.93%		04/17/23	10,000,000	9,856,300
Bank of America Corp.	4.66%		06/01/23	5,400,000	5,288,144
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.53%)	4.83	%(2)	01/05/23	10,000,000	10,008,080
Bank of Nova Scotia (Secured Overnight Financing Rate + 0.58%)	4.88	%(2)	01/01/23	5,000,000	5,005,520
Barclays Capital, Inc.	2.50%		01/05/23	5,000,000	4,996,385
Barclays Capital, Inc.	4.32%		01/06/23	1,000,000	999,156
Bedford Row Funding	3.06%		01/03/23	10,000,000	9,995,200
Collateralized Commercial Paper V Co.	2.65%		02/24/23	2,700,000	2,681,000
General Mills, Inc.	4.48%		01/03/23	5,000,000	4,997,475
General Mills, Inc.	4.48%		01/05/23	2,000,000	1,998,480
General Mills, Inc.	4.46%		01/12/23	12,500,000	12,479,200
Halkin Finance, LLC	4.31%		01/03/23	20,000,000	19,990,380
Halkin Finance, LLC	4.32%		01/05/23	15,000,000	14,989,185
HSBC USA, Inc.	5.22%		08/01/23	900,000	872,517
Liberty Street Funds	4.88%		04/12/23	10,000,000	9,865,180
Macquarie Bank LTD/Australia (Secured Overnight Financing Rate + 0.32%)	4.62	%(2)	01/02/23	6,000,000	6,001,152
National Bank of Canada (Secured Overnight Financing Rate + 0.25%)	4.55	%(2)	02/10/23	10,000,000	10,000,020
National Australia Bank, Ltd. (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/08/23	3,000,000	3,000,987
Royal Bank of Canada (Secured Overnight Financing Rate + 0.25%)	4.55	%(2)	02/24/23	5,000,000	4,999,470
Royal Bank of Canada (Secured Overnight Financing Rate + 0.43%)	4.73	%(2)	03/01/23	1,500,000	1,500,113

The accompanying notes are an integral part of these financial statements.

Page 70	2022 Annual Report | December 31, 2022

Schedules of Investments
December 31, 2022

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Secured Overnight Financing Rate + 0.69%)	4.99	%(2)	01/29/23	10,000,000	10,008,180
Skandinaviska Enskilda Banken AB (Secured Overnight Financing Rate + 0.67%)	4.97	%(2)	01/27/23	5,000,000	5,004,938
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.50%)	4.80	%(2)	01/20/23	5,000,000	5,001,890
Total Commercial Paper (Cost $220,757,768)					220,729,636

Corporate Obligations — 2.2%
Bank of Montreal (Bloomberg 1Month Short Term Bank Yield Index (USD) + 0.42%)	4.74	%(2)	01/03/23	10,000,000	10,000,000
Citigroup Global Markets, Inc.	3.80%		01/30/23	5,000,000	4,936,700
Total Corporate Obligations (Cost $15,000,000)					14,936,700

Repurchase Agreements — 23.1%
StoneX (Collateralized by $54,951,631 (principal) various Corporate Bonds and FMACs, 0.52% - 9.25%, due 1/11/23 - 12/31/99, fair value $51,532,606)(proceeds $50,018,667) purchase date 12/30/22	4.48%		01/03/23	50,000,000	50,000,000
South Street (Collateralized by $16,647,976 (principal) various FMACs, FHLBs, FNMAs, and FCSBs, 1.63% - 6.00%, due 4/1/25 - 8/1/53, fair value $15,300,000)(proceeds $15,005,350), purchase date 12/30/22	4.28%		01/03/23	15,000,000	15,000,000

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — continued
South Street (Collateralized by $43,600,449 (principal) various FMACs, GNMAs, FNMAs, FHLBs, and SBAs, 1.63% - 7.66%, due 12/8/23 - 9/1/52, fair value $46,208,088)(proceeds $45,016,238), purchase date 12/30/22	4.33%		01/03/23	45,000,000	45,000,000
Truist (Collateralized by $49,670,000 (principal) various Corporate Bonds, 3.55% - 5.50%, due 8/15/30 - 10/1/53, fair value $51,001,615)(proceeds $50,018,083), purchase date 12/30/22	4.34%		01/03/23	50,000,000	50,000,000
Total Repurchase Agreements (Cost $160,000,000)					160,000,000

Variable Rate Demand Notes — 0.9%
Michigan State Finance Authority Revenue	4.38	%(1)	01/05/23	4,500,000	4,500,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority	4.40	%(1)	01/05/23	1,715,000	1,715,000
Total Variable Rate Demand Notes (Cost $6,215,000)					6,215,000

Money Market Registered Investment Companies — 10.6%
Federated Hermes Government Obligations Fund, 4.15% (3)				73,405,458	73,405,458
Total Money Market Registered Investment Companies (Cost $73,405,458)					73,405,458
Total Investments — 100.2% (Cost $694,253,701)					694,126,179
Liabilities less Other Assets — (0.2%)					(1,043,633)
Total Net Assets — 100.0%					693,082,546

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 71

Schedules of Investments
December 31, 2022

Institutional Prime Money Market Fund
Security Description	Principal Amount ($) or Shares	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	99	1,139
Meeder Dynamic Allocation Fund - Retail Class	242	2,749
Meeder Muirfield Fund - Retail Class	321	2,645
Meeder Conservative Allocation Fund - Retail Class	30	626
Total Trustee Deferred Compensation (Cost $7,479)		7,159

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at December 31, 2022. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of December 31, 2022. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 72	2022 Annual Report | December 31, 2022

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Statements of Assets and Liabilities December 31, 2022

	Muirfield Fund	Spectrum Fund
Assets
Investments, at fair value (1)(2)	$364,788,055	$87,968,596
Repurchase agreements, at fair value (1)	—	—
Investments in affiliates, at fair value (1)	270,676,198	97,085,841
Trustee deferred compensation investments, at fair value	349,090	60,167
Deposits at broker for futures contracts (3)	8,555,026	1,437,596
Receivable for securities sold	7,456	84,351
Receivable for capital stock issued	645,210	70,004
Interest and dividend receivable	1,231,672	383,306
Prepaid expenses/other assets	88,176	26,536
Total Assets	646,340,883	187,116,397

Liabilities
Payable for securities purchased	9,231,438	2,670,744
Payable for Trustee Deferred Compensation Plan	349,090	60,167
Payable for capital stock redeemed	80,932	10,861
Dividends payable	—	—
Payable to investment adviser	343,628	115,704
Accrued distribution plan (12b-1) and shareholder service plan fees	102,272	22,907
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses	100,913	37,590
Other accrued liabilities	55,444	39,939
Total Liabilities	10,263,717	2,957,912

Net Assets	$636,077,166	$184,158,485

Net Assets
Capital	$570,152,931	$162,251,177
Distributable Earnings (Accumulated Deficit)	65,924,235	21,907,308
Total Net Assets	$636,077,166	$184,158,485

Net Asset Value Per Share
Retail Class
Net Assets	$38,205,875	$1,715,144
Shares Outstanding	4,636,336	143,470
Net Asset Value, Offering and Redemption Price Per Share	$8.24	$11.95

Adviser Class
Net Assets	$94,281,937	$33,535,873
Shares Outstanding	11,280,350	2,775,844
Net Asset Value, Offering and Redemption Price Per Share	$8.36	$12.08

Institutional Class
Net Assets	$503,589,354	$148,907,468
Shares Outstanding	60,177,188	12,293,705
Net Asset Value, Offering and Redemption Price Per Share	$8.37	$12.11

Net Asset Value Per Share - Money Market Fund
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost (See Note #4)	$572,909,366	$166,777,391
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$—	$—
(3) Required margin held as collateral for futures contracts	$8,354,871	$1,401,847

The accompanying notes are an integral part of these financial statements.

Page 74	2022 Annual Report | December 31, 2022

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$14,852,715	$236,161,793	$104,586,190	$92,723,452	$161,024,462	$19,612,500	$55,992,422	$534,126,179
—	—	—	—	—	—	—	160,000,000
16,061,419	108,408,697	53,903,745	27,330,467	52,503,793	11,930,714	11,331,750	—
118,214	223,353	45,375	89,485	249,128	72,302	83,059	7,159
855,188	3,955,439	594,225	379,947	4,018,565	947,746	—	—
—	129,334	10,779	241,270	571,128	—	—	—
50,770	213,332	20,152	17,316	280,733	29,540	531	—
64,288	587,080	305,905	213,309	284,610	77,196	65,399	1,414,654
15,751	163,019	18,799	16,196	24,240	10,655	13,556	38,146
32,018,345	349,842,047	159,485,170	121,011,442	218,956,659	32,680,653	67,486,717	695,586,138

181,931	3,451,003	733,228	368,083	3,427,133	—	—	—
118,214	223,353	45,375	89,485	249,128	72,302	83,059	7,159
16	99,754	20,934	20,355	40,120	378,285	8,878	—
—	—	—	—	—	—	—	2,368,234
19,907	199,150	79,683	50,594	117,097	20,619	16,381	—
3,484	44,626	17,985	17,744	28,521	7,960	9,472	53
10,016	66,119	33,055	26,416	43,264	10,262	14,665	91,517
23,259	44,562	32,742	32,442	35,201	23,926	27,651	36,629
356,827	4,128,567	963,002	605,119	3,940,464	513,354	160,106	2,503,592

$31,661,518	$345,713,480	$158,522,168	$120,406,323	$215,016,195	$32,167,299	$67,326,611	$693,082,546

$31,681,371	$327,356,779	$160,704,018	$127,442,005	$207,425,619	$30,526,525	$81,634,468	$693,210,933
(19,853)	18,356,701	(2,181,850)	(7,035,682)	7,590,576	1,640,774	(14,307,857)	(128,387)
$31,661,518	$345,713,480	$158,522,168	$120,406,323	$215,016,195	$32,167,299	$67,326,611	$693,082,546

$2,398,517	$6,117,280	$1,033,358	$5,328,426	$7,767,047	$12,476,724	$2,246,935
240,434	532,043	94,216	255,566	683,862	382,950	251,592
$9.98	$11.50	$10.97	$20.85	$11.36	$32.58	$8.93

$4,088,308	$65,668,003	$30,879,205	$21,188,700	$23,048,460	$3,645,795	$10,624,931
405,775	5,652,770	2,804,264	1,003,899	2,001,397	110,894	1,188,190
$10.08	$11.62	$11.01	$21.11	$11.52	$32.88	$8.94

$25,174,693	$273,928,197	$126,609,605	$93,889,197	$184,200,688	$16,044,780	$54,454,745
2,506,085	23,533,521	11,481,387	4,438,956	16,032,118	489,106	6,094,218
$10.05	$11.64	$11.03	$21.15	$11.49	$32.80	$8.94

							$693,082,546
							693,116,793
							$1.0000

$29,015,705	$319,505,316	$154,863,102	$122,027,327	$194,064,145	$28,386,149	$68,700,330	$694,253,701
$—	$—	$—	$—	$—	$—	$—	$—
$609,354	$3,474,347	$476,106	$354,622	$3,516,816	$680,700	$—	$—

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 75

Statements of Operations For the Year Ended December 31, 2022

	Muirfield Fund	Spectrum Fund
Investment Income
Interest	$11,600	$3,214
Income from affiliates	4,484,889	1,258,244
Dividends	6,039,649	1,862,845
Total Investment Income	10,536,138	3,124,303

Fund Expenses
Investment advisory fees	4,286,868	1,432,743
Transfer agent fees and expenses - Retail Class	37,046	2,364
Transfer agent fees and expenses - Adviser Class	87,592	41,620
Transfer agent fees and expenses - Institutional Class	525,954	185,493
Transfer agent fees and expenses - Money Market Fund
Fund accounting fees	103,864	56,123
Administration fees	460,593	162,984
Trustee fees	26,075	7,500
Audit fees	17,304	17,303
Legal fees	5,223	5,223
Custody fees	66,675	18,821
Printing expenses	15,822	7,935
Distribution plan (12b-1) fees - Retail Class (1)	81,137	4,924
Shareholder service plan fees - Retail Class	53,835	3,939
Shareholder service plan fees - Adviser Class	1,362	152
Shareholder service plan fees - Institutional Class	424,528	111,177
Postage expenses	24,282	13,960
Registration fees	70,187	54,421
Insurance expenses	34,643	10,935
Chief Compliance Officer fees	7,584	7,598
Other expenses	53,632	32,671
Total Expenses Before Reductions	6,384,207	2,177,886

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—
Expenses contractually reimbursed/waived by investment adviser (See Note #5)	—	—
Securities lending credit (See Note #5)	(234)	—
Transfer agent expenses voluntarily waived (See Note #5)	(40,000)	—

Net Expenses	6,343,973	2,177,886

Net Investment Income (Loss)	4,192,165	946,417

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	22,933,526	7,297,509
Net realized gains (losses) from affiliated investments	(91,133)	(25,148)
Net realized gains (losses) from futures contracts	(12,194,934)	(1,072,338)
Distributions of long-term realized gains by other investment companies	—	—
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	10,647,459	6,200,023

Net change in unrealized appreciation (depreciation) of unaffiliated investments	(97,114,948)	(30,482,693)
Net change in unrealized appreciation (depreciation) of affiliated investments	111,809	39,064
Net change in unrealized appreciation (depreciation) of futures contracts	150,017	(257,650)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	(96,853,122)	(30,701,279)

Net Realized and Unrealized Gain (Loss) from Investments	(86,205,663)	(24,501,256)

Net Change in Net Assets Resulting from Operations	$(82,013,498)	$(23,554,839)

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 76	2022 Annual Report | December 31, 2022

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$24,647	$668,912	$505,539	$542,628	$42,899	$296	$431,200	$12,652,625
286,861	1,878,603	951,306	575,657	919,517	209,219	188,419	—
293,496	4,083,911	1,948,496	1,700,635	2,412,200	415,642	1,033,380	—
605,004	6,631,426	3,405,341	2,818,920	3,374,616	625,157	1,652,999	12,652,625

279,004	2,446,139	974,268	623,501	1,609,070	268,410	271,410	1,867,334
3,378	5,682	1,314	7,278	9,656	17,168	1,973
5,291	56,177	37,226	25,944	29,078	4,766	7,936
35,972	367,370	156,314	116,419	223,098	21,012	44,374
							456,080
36,418	72,769	53,238	49,470	58,819	36,157	42,570	105,693
37,200	296,152	139,903	109,760	184,555	35,788	64,282	466,080
1,662	12,899	6,448	5,020	8,722	1,722	3,189	1,126
15,394	17,303	15,398	15,398	15,398	15,395	15,799	14,822
5,224	5,223	5,223	5,223	5,223	5,224	5,223	5,281
3,651	34,446	15,951	12,133	21,289	3,483	6,805	54,998
436	10,172	5,281	5,336	7,215	746	2,205	1,682
7,038	16,867	2,737	15,162	20,117	28,613	6,165
5,573	11,157	1,936	5,872	8,602	3,177	3,677
35	272	57	63	139	38	43
3,885	201,444	89,668	68,576	110,701	4,204	38,230
299	16,858	8,831	9,055	11,621	1,321	3,885	1,690
47,101	59,689	51,494	51,659	58,926	47,291	50,497	11,505
2,554	22,596	9,673	7,698	11,670	2,308	3,767	20,926
7,575	7,575	7,580	7,575	7,580	7,582	7,570	7,586
25,636	41,600	31,674	30,160	33,497	25,523	27,003	67,845
523,326	3,702,389	1,614,214	1,171,301	2,434,976	529,928	606,602	3,082,648

—	—	—	—	(134,795)	—	(49,819)	(1,906,269)
—	—	—	—	(65,205)	—	(24,819)	—
(150)	(5,979)	(3,673)	(2,854)	(1,913)	—	—	—
—	(128,000)	—	—	—	—	—	—

523,176	3,568,410	1,610,541	1,168,447	2,233,063	529,928	531,964	1,176,379

81,828	3,063,016	1,794,800	1,650,473	1,141,553	95,229	1,121,035	11,476,246

777,543	(2,176,326)	(3,155,709)	(3,874,403)	2,020,572	1,426,359	(3,413,739)	757
(5,712)	(55,061)	(32,727)	(28,520)	(25,888)	(5,345)	(9,235)	—
(1,680,805)	(3,241,539)	(1,724,406)	(651,607)	(9,138,942)	(2,222,162)	—	—
17	593	446	482	—	—	594	—
(908,957)	(5,472,333)	(4,912,396)	(4,554,048)	(7,144,258)	(801,148)	(3,422,380)	757

(4,146,028)	(40,234,169)	(14,888,405)	(10,423,829)	(28,119,734)	(4,165,936)	(1,708,897)	(93,978)
3,371	39,360	20,695	11,952	24,963	4,094	3,317	—
(758,848)	410,442	(307,452)	(131,848)	(3,284,944)	(631,316)	—	—
(4,901,505)	(39,784,367)	(15,175,162)	(10,543,725)	(31,379,715)	(4,793,158)	(1,705,580)	(93,978)

(5,810,462)	(45,256,700)	(20,087,558)	(15,097,773)	(38,523,973)	(5,594,306)	(5,127,960)	(93,221)

$(5,728,634)	$(42,193,684)	$(18,292,758)	$(13,447,300)	$(37,382,420)	$(5,499,077)	$(4,006,925)	$11,383,025

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 77

Statements of Changes in Net Assets For the Years Ended December 31,

	Muirfield Fund		Spectrum Fund
	2022	2021	2022	2021
Operations
Net investment income (loss)	$4,192,165	$1,595,623	$946,417	$94,333
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	10,647,459	89,463,110	6,200,023	32,449,569
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(96,853,122)	22,186,089	(30,701,279)	4,551,153
Net change in net assets resulting from operations	(82,013,498)	113,244,822	(23,554,839)	37,095,055

Distributions to Shareholders
Retail Class	(1,037,037)	(1,428,738)	(48,367)	(133,412)
Adviser Class	(2,518,745)	(3,472,675)	(916,716)	(2,008,809)
Institutional Class	(13,506,315)	(18,608,096)	(4,076,838)	(8,934,801)
Money Market Fund
Change in net assets resulting from distributions	(17,062,097)	(23,509,509)	(5,041,921)	(11,077,022)

Capital Transactions:
Issued	173,001,385	317,995,936	34,617,151	81,698,993
Reinvested	16,522,225	22,813,672	5,015,633	11,042,182
Redeemed	(174,842,415)	(283,898,369)	(37,981,293)	(92,934,007)
Net change in net assets resulting from capital transactions	14,681,195	56,911,239	1,651,491	(192,832)

Total Change in Net Assets	(84,394,400)	146,646,552	(26,945,269)	25,825,201

Net Assets - Beginning of Year	720,471,566	573,825,014	211,103,754	185,278,553

Net Assets - End of Year	$636,077,166	$720,471,566	$184,158,485	$211,103,754

Share Transactions:
Issued	19,687,102	35,009,621	2,699,636	6,207,988
Reinvested	1,938,275	2,375,480	406,298	787,831
Redeemed	(20,301,814)	(32,086,333)	(2,977,091)	(7,098,087)
Net change in shares	1,323,563	5,298,768	128,843	(102,268)

The accompanying notes are an integral part of these financial statements.

Page 78	2022 Annual Report | December 31, 2022

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2022	2021	2022	2021	2022	2021	2022	2021

$81,828	$(91,989)	$3,063,016	$2,769,005	$1,794,800	$1,760,910	$1,650,473	$1,975,878
(908,957)	6,197,305	(5,472,333)	57,143,370	(4,912,396)	18,503,263	(4,554,048)	11,326,073
(4,901,505)	(425,582)	(39,784,367)	(7,453,233)	(15,175,162)	(4,917,333)	(10,543,725)	(6,463,745)
(5,728,634)	5,679,734	(42,193,684)	52,459,142	(18,292,758)	15,346,840	(13,447,300)	6,838,206

(18,338)	(355,386)	(235,650)	(539,513)	(29,590)	(71,385)	(97,079)	(378,811)
(31,247)	(507,971)	(2,483,575)	(5,644,094)	(913,063)	(1,909,611)	(418,971)	(1,342,034)
(190,868)	(3,659,013)	(10,529,353)	(24,757,476)	(3,734,734)	(9,206,005)	(1,819,093)	(6,369,177)

(240,453)	(4,522,370)	(13,248,578)	(30,941,083)	(4,677,387)	(11,187,001)	(2,335,143)	(8,090,022)

4,937,882	11,805,911	72,790,300	153,194,019	32,951,993	66,121,514	26,477,489	54,257,997
239,130	4,521,300	13,138,981	30,784,411	4,649,341	11,120,325	2,320,415	8,047,628
(12,802,206)	(17,810,709)	(72,023,363)	(214,744,638)	(29,867,265)	(83,908,176)	(27,078,721)	(68,102,776)
(7,625,194)	(1,483,498)	13,905,918	(30,766,208)	7,734,069	(6,666,337)	1,719,183	(5,797,151)

(13,594,281)	(326,134)	(41,536,344)	(9,248,149)	(15,236,076)	(2,506,498)	(14,063,260)	(7,048,967)

45,255,799	45,581,933	387,249,824	396,497,973	173,758,244	176,264,742	134,469,583	141,518,550

$31,661,518	$45,255,799	$345,713,480	$387,249,824	$158,522,168	$173,758,244	$120,406,323	$134,469,583

476,289	982,056	5,868,495	11,296,376	2,818,277	5,159,224	1,191,691	2,206,952
23,319	390,033	1,115,552	2,261,914	419,117	873,520	109,084	333,814
(1,255,187)	(1,467,025)	(5,847,014)	(15,681,027)	(2,563,757)	(6,532,488)	(1,220,358)	(2,774,610)
(755,579)	(94,936)	1,137,033	(2,122,737)	673,637	(499,744)	80,417	(233,844)

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 79

Statements of Changes in Net Assets For the Years Ended December 31,

	Dynamic Allocation Fund
	2022	2021
Operations
Net investment income (loss)	$1,141,553	$405,885
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(7,144,258)	33,126,774
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(31,379,715)	4,297,387
Net change in net assets resulting from operations	(37,382,420)	37,830,046

Distributions to Shareholders
Retail Class	(277,373)	(1,288,985)
Adviser Class	(821,467)	(3,644,420)
Institutional Class	(6,547,141)	(25,897,027)
Money Market Fund
Change in net assets resulting from distributions	(7,645,981)	(30,830,432)

Capital Transactions:
Issued	59,839,928	108,187,090
Reinvested	7,577,815	30,789,232
Redeemed	(45,104,562)	(107,524,267)
Net change in net assets resulting from capital transactions	22,313,181	31,452,055

Total Change in Net Assets	(22,715,220)	38,451,669

Net Assets - Beginning of Year	237,731,415	199,279,746

Net Assets - End of Year	$215,016,195	$237,731,415

Share Transactions:
Issued	4,841,994	7,360,966
Reinvested	633,922	2,185,338
Redeemed	(3,687,590)	(7,446,963)
Net change in shares	1,788,326	2,099,341

The accompanying notes are an integral part of these financial statements.

Page 80	2022 Annual Report | December 31, 2022

Quantex Fund		Tactical Income Fund		Institutional Prime Money Market Fund
2022	2021	2022	2021	2022	2021

$95,229	$49,174	$1,121,035	$1,269,628	$11,476,246	$193,476
(801,148)	10,644,111	(3,422,380)	2,061,332	757	229
(4,793,158)	(213,812)	(1,705,580)	(4,500,178)	(93,978)	(67,755)
(5,499,077)	10,479,473	(4,006,925)	(1,169,218)	11,383,025	125,950

(354,444)	(2,350,162)	(32,054)	(40,103)
(96,619)	(649,230)	(175,671)	(185,140)
(426,957)	(3,059,421)	(917,046)	(1,070,555)
				(11,475,492)	(193,478)
(878,020)	(6,058,813)	(1,124,771)	(1,295,798)	(11,475,492)	(193,478)

3,580,398	16,768,435	18,954,073	36,170,527	1,037,794,871	1,011,642,367
869,434	6,046,958	1,122,527	1,288,487	685,718	35,042
(7,932,328)	(25,302,418)	(16,959,409)	(33,757,101)	(972,298,987)	(721,061,508)
(3,482,496)	(2,487,025)	3,117,191	3,701,913	66,181,602	290,615,901

(9,859,593)	1,933,635	(2,014,505)	1,236,897	66,089,135	290,548,373

42,026,892	40,093,257	69,341,116	68,104,219	626,993,411	336,445,038

$32,167,299	$42,026,892	$67,326,611	$69,341,116	$693,082,546	$626,993,411

102,272	415,083	2,059,279	3,681,061	1,038,099,219	1,011,455,624
28,783	154,992	124,210	132,173	685,953	35,036
(225,437)	(616,603)	(1,845,711)	(3,434,958)	(972,566,847)	(720,922,007)
(94,382)	(46,528)	337,778	378,276	66,218,325	290,568,653

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 81

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)
2022	$9.53	0.03	(1.09)	(1.06)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.20	(0.01)	1.66	1.65	(0.07)	(0.25)	0.00	(0.32)
2020	$7.91	0.03	0.31	0.34	(0.05)	0.00	0.00	(0.05)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
Muirfield Fund - Adviser Class (1)(2)
2022	$9.63	0.06	(1.10)	(1.04)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.26	0.03	1.67	1.70	(0.08)	(0.25)	0.00	(0.33)
2020	$7.97	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
Muirfield Fund - Institutional Class (1)(2)
2022	$9.65	0.06	(1.11)	(1.05)	(0.06)	(0.17)	0.00	(0.23)
2021	$8.28	0.03	1.66	1.69	(0.07)	(0.25)	0.00	(0.32)
2020	$7.99	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
Spectrum Fund - Retail Class (1)(2)
2022	$13.88	0.01	(1.61)	(1.60)	(0.09)	(0.24)	0.00	(0.33)
2021	$12.15	(0.06)	2.56	2.50	(0.03)	(0.74)	0.00	(0.77)
2020	$12.19	(0.00)	(0.03)	(0.03)	(0.01)	0.00	0.00	(0.01)
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
Spectrum Fund - Adviser Class (1)(2)
2022	$13.96	0.07	(1.62)	(1.55)	(0.09)	(0.24)	0.00	(0.33)
2021	$12.17	0.02	2.54	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.27	0.03	(0.02)	0.01	(0.11)	0.00	0.00	(0.11)
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
Spectrum Fund - Institutional Class (1)(2)
2022	$14.01	0.06	(1.62)	(1.56)	(0.10)	(0.24)	0.00	(0.34)
2021	$12.22	0.01	2.55	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.31	0.04	(0.02)	0.02	(0.11)	0.00	0.00	(0.11)
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

Page 82	2022 Annual Report | December 31, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (4)	Ratio of Expenses to Average Net Assets Before Fee Reductions (5)	Portfolio Turnover Rate

$8.24	(11.19%)	$38,206	0.37%	1.20%	1.20%	267%
$9.53	20.20%	$43,353	(0.06%)	1.21%	1.21%	197%
$8.20	4.36%	$134,240	0.35%	1.28%	1.28%	225%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%

$8.36	(10.85%)	$94,282	0.71%	0.87%	0.87%	267%
$9.63	20.61%	$104,300	0.33%	0.90%	0.90%	197%
$8.26	4.67%	$48,953	0.64%	0.98%	0.98%	225%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%

$8.37	(10.93%)	$503,589	0.63%	0.94%	0.95%	267%
$9.65	20.55%	$572,819	0.27%	0.94%	0.95%	197%
$8.28	4.66%	$390,632	0.73%	0.88%	0.97%	225%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%

$11.95	(11.52%)	$1,715	0.08%	1.52%	1.52%	289%
$13.88	20.58%	$2,526	(0.43%)	1.49%	1.49%	200%
$12.15	(0.23%)	$36,604	(0.04%)	1.73%	1.73%	182%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%

$12.08	(11.08%)	$33,536	0.56%	1.08%	1.08%	289%
$13.96	21.07%	$38,190	0.11%	1.09%	1.09%	200%
$12.17	0.18%	$12,475	0.32%	1.36%	1.36%	182%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%

$12.11	(11.19%)	$148,907	0.49%	1.15%	1.15%	289%
$14.01	20.98%	$170,388	0.05%	1.13%	1.13%	200%
$12.22	0.25%	$136,200	0.33%	1.32%	1.33%	182%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 83

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)
2022	$11.55	(0.02)	(1.47)	(1.49)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.40	(0.08)	1.52	1.44	0.00	(1.29)	0.00	(1.29)
2020	$11.32	(0.02)	0.35	0.33	0.00	(0.25)	0.00	(0.25)
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
Global Allocation Fund - Adviser Class (1)(2)
2022	$11.61	0.03	(1.48)	(1.45)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.42	(0.02)	1.50	1.48	0.00	(1.29)	0.00	(1.29)
2020	$11.35	0.01	0.37	0.38	(0.06)	(0.25)	0.00	(0.31)
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
Global Allocation Fund - Institutional Class (1)(2)
2022	$11.58	0.03	(1.48)	(1.45)	(0.03)	(0.05)	0.00	(0.08)
2021	$11.38	(0.02)	1.51	1.49	0.00	(1.29)	0.00	(1.29)
2020	$11.36	0.02	0.35	0.37	(0.10)	(0.25)	0.00	(0.35)
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
Balanced Fund - Retail Class (1)(2)
2022	$13.42	0.06	(1.55)	(1.49)	(0.23)	(0.20)	0.00	(0.43)
2021	$12.82	(0.01)	1.71	1.70	(0.16)	(0.94)	0.00	(1.10)
2020	$12.26	0.08	0.56	0.64	(0.08)	0.00	0.00	(0.08)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
Balanced Fund - Adviser Class (1)(2)
2022	$13.53	0.11	(1.57)	(1.46)	(0.25)	(0.20)	0.00	(0.45)
2021	$12.92	0.11	1.66	1.77	(0.22)	(0.94)	0.00	(1.16)
2020	$12.35	0.13	0.56	0.69	(0.12)	0.00	0.00	(0.12)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
Balanced Fund - Institutional Class (1)(2)
2022	$13.56	0.11	(1.58)	(1.47)	(0.25)	(0.20)	0.00	(0.45)
2021	$12.94	0.10	1.67	1.77	(0.21)	(0.94)	0.00	(1.15)
2020	$12.36	0.14	0.55	0.69	(0.11)	0.00	0.00	(0.11)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

Page 84	2022 Annual Report | December 31, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (4)	Ratio of Expenses to Average Net Assets Before Fee Reductions (5)	Portfolio Turnover Rate

$9.98	(12.94%)	$2,399	(0.18%)	1.81%	1.81%	243%
$11.55	12.58%	$3,567	(0.63%)	1.72%	1.72%	173%
$11.40	2.96%	$9,001	(0.25%)	1.74%	1.74%	179%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%

$10.08	(12.52%)	$4,088	0.28%	1.37%	1.37%	243%
$11.61	12.90%	$5,099	(0.14%)	1.31%	1.31%	173%
$11.42	3.42%	$1,740	0.09%	1.40%	1.40%	179%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%

$10.05	(12.56%)	$25,175	0.25%	1.37%	1.37%	243%
$11.58	13.05%	$36,590	(0.16%)	1.30%	1.30%	173%
$11.38	3.43%	$34,841	0.17%	1.31%	1.31%	179%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%

$11.50	(11.09%)	$6,117	0.48%	1.39%	1.39%	365%
$13.42	13.23%	$7,086	(0.09%)	1.36%	1.36%	205%
$12.82	5.27%	$75,449	0.65%	1.41%	1.41%	189%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%

$11.62	(10.77%)	$65,668	0.89%	0.97%	0.97%	365%
$13.53	13.71%	$71,034	0.78%	0.97%	0.97%	205%
$12.92	5.66%	$18,699	1.03%	1.04%	1.04%	189%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%

$11.64	(10.80%)	$273,928	0.86%	1.00%	1.05%	365%
$13.56	13.71%	$309,130	0.69%	1.00%	1.02%	205%
$12.94	5.71%	$302,350	1.09%	0.98%	1.03%	189%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 85

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)
2022	$12.64	0.08	(1.43)	(1.35)	(0.24)	(0.08)	0.00	(0.32)
2021	$12.37	(0.02)	1.10	1.08	(0.05)	(0.76)	0.00	(0.81)
2020	$11.85	0.13	0.52	0.65	(0.13)	0.00	0.00	(0.13)
2019	$10.84	0.20	1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18	(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
Moderate Allocation Fund - Adviser Class (1)(2)
2022	$12.66	0.14	(1.45)	(1.31)	(0.26)	(0.08)	0.00	(0.34)
2021	$12.39	0.16	0.97	1.13	(0.10)	(0.76)	0.00	(0.86)
2020	$11.86	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.85	0.24	1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21	(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
Moderate Allocation Fund - Institutional Class (1)(2)
2022	$12.68	0.13	(1.44)	(1.31)	(0.26)	(0.08)	0.00	(0.34)
2021	$12.42	0.14	0.98	1.12	(0.10)	(0.76)	0.00	(0.86)
2020	$11.89	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.88	0.25	1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23	(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
Conservative Allocation Fund - Retail Class (1)(2)
2022	$23.64	0.22	(2.64)	(2.42)	(0.25)	(0.12)	0.00	(0.37)
2021	$23.91	0.22	0.89	1.11	(0.24)	(1.14)	0.00	(1.38)
2020	$22.85	0.37	1.04	1.41	(0.35)	0.00	0.00	(0.35)
2019	$21.18	0.51	1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46	(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
Conservative Allocation Fund - Adviser Class (1)(2)
2022	$23.91	0.31	(2.69)	(2.38)	(0.30)	(0.12)	0.00	(0.42)
2021	$24.21	0.41	0.81	1.22	(0.38)	(1.14)	0.00	(1.52)
2020	$23.13	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.44	0.57	1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52	(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
Conservative Allocation Fund - Institutional Class (1)(2)
2022	$23.96	0.29	(2.69)	(2.40)	(0.29)	(0.12)	0.00	(0.41)
2021	$24.26	0.38	0.81	1.19	(0.35)	(1.14)	0.00	(1.49)
2020	$23.18	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.49	0.59	1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56	(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

Page 86	2022 Annual Report | December 31, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (4)	Ratio of Expenses to Average Net Assets Before Fee Reductions (5)	Portfolio Turnover Rate

$10.97	(10.75%)	$1,033	0.73%	1.36%	1.36%	446%
$12.64	8.74%	$1,190	(0.22%)	1.34%	1.34%	211%
$12.37	5.55%	$30,930	1.00%	1.38%	1.38%	160%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%

$11.01	(10.39%)	$30,879	1.18%	0.94%	0.94%	446%
$12.66	9.15%	$29,781	1.13%	0.94%	0.94%	211%
$12.39	6.04%	$9,823	1.39%	1.00%	1.00%	160%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%

$11.03	(10.39%)	$126,610	1.09%	1.00%	1.00%	446%
$12.68	9.05%	$142,788	1.01%	0.99%	0.99%	211%
$12.42	6.02%	$135,512	1.40%	0.99%	0.99%	160%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%

$20.85	(10.24%)	$5,328	1.01%	1.21%	1.21%	543%
$23.64	4.64%	$6,879	0.78%	1.22%	1.23%	210%
$23.91	6.28%	$29,034	1.46%	1.28%	1.28%	139%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%

$21.11	(9.94%)	$21,189	1.40%	0.87%	0.87%	543%
$23.91	5.04%	$22,283	1.56%	0.87%	0.88%	210%
$24.21	6.69%	$7,082	1.85%	0.92%	0.92%	139%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%

$21.15	(10.00%)	$93,889	1.33%	0.94%	0.94%	543%
$23.96	4.94%	$105,307	1.42%	0.92%	0.93%	210%
$24.26	6.68%	$105,403	1.87%	0.92%	0.92%	139%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 87

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)
2022	$13.93	0.03	(2.18)	(2.15)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.39	(0.03)	2.65	2.62	(0.08)	(2.00)	0.00	(2.08)
2020	$11.87	0.03	1.79	1.82	(0.03)	(0.27)	0.00	(0.30)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
Dynamic Allocation Fund - Adviser Class (1)(2)
2022	$14.07	0.07	(2.20)	(2.13)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.46	0.04	2.65	2.69	(0.08)	(2.00)	0.00	(2.08)
2020	$11.91	0.07	1.81	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
Dynamic Allocation Fund - Institutional Class (1)(2)
2022	$14.04	0.06	(2.19)	(2.13)	(0.06)	(0.36)	0.00	(0.42)
2021	$13.45	0.03	2.64	2.67	(0.08)	(2.00)	0.00	(2.08)
2020	$11.90	0.08	1.80	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
Quantex Fund - Retail Class (1)(2)
2022	$38.89	0.05	(5.47)	(5.42)	(0.89)	0.00	0.00	(0.89)
2021	$35.64	(0.02)	9.77	9.75	(0.02)	(6.48)	0.00	(6.50)
2020	$37.91	0.20	(2.28)	(2.08)	(0.19)	0.00	0.00	(0.19)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
Quantex Fund - Adviser Class (1)(2)
2022	$39.15	0.13	(5.51)	(5.38)	(0.89)	0.00	0.00	(0.89)
2021	$35.75	0.13	9.77	9.90	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.23	(2.28)	(2.05)	(0.21)	0.00	0.00	(0.21)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
Quantex - Institutional Class (1)(2)
2022	$39.07	0.12	(5.50)	(5.38)	(0.89)	0.00	0.00	(0.89)
2021	$35.70	0.09	9.78	9.87	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.26	(2.31)	(2.05)	(0.26)	0.00	0.00	(0.26)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

Page 88	2022 Annual Report | December 31, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (4)	Ratio of Expenses to Average Net Assets Before Fee Reductions (5)	Portfolio Turnover Rate

$11.36	(15.53%)	$7,767	0.22%	1.32%	1.41%	295%
$13.93	19.54%	$9,850	(0.21%)	1.34%	1.43%	213%
$13.39	15.37%	$37,392	0.27%	1.41%	1.51%	236%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%

$11.52	(15.23%)	$23,048	0.57%	0.96%	1.05%	295%
$14.07	20.02%	$28,129	0.25%	0.98%	1.07%	213%
$13.46	15.85%	$13,322	0.61%	1.06%	1.16%	236%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%

$11.49	(15.26%)	$184,201	0.53%	1.02%	1.11%	295%
$14.04	19.88%	$199,753	0.21%	1.00%	1.09%	213%
$13.45	15.94%	$148,566	0.67%	1.01%	1.11%	236%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%

$32.58	(13.75%)	$12,477	0.15%	1.60%	1.60%	56%
$38.89	27.34%	$16,406	(0.05%)	1.60%	1.60%	64%
$35.64	(5.36%)	$18,352	0.65%	1.53%	1.53%	88%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%

$32.88	(13.55%)	$3,646	0.36%	1.38%	1.38%	56%
$39.15	27.68%	$4,575	0.31%	1.33%	1.33%	64%
$35.75	(5.25%)	$986	0.77%	1.41%	1.41%	88%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%

$32.80	(13.58%)	$16,045	0.34%	1.40%	1.40%	56%
$39.07	27.63%	$21,046	0.20%	1.36%	1.36%	64%
$35.70	(5.22%)	$20,756	0.85%	1.37%	1.37%	88%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%

See footnotes on pages 90 and 91.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 89

Financial Highlights For the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (3)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Tactical Income Fund - Retail Class (1)(2)
2022	$9.63	0.12	(0.70)	(0.58)	(0.12)	0.00	0.00	(0.12)
2021	$9.98	0.13	(0.33)	(0.20)	(0.15)	0.00	0.00	(0.15)
2020	$9.46	0.21	0.49	0.70	(0.18)	0.00	0.00	(0.18)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
Tactical Income Fund - Adviser Class (1)(2)
2022	$9.64	0.16	(0.70)	(0.54)	(0.16)	0.00	0.00	(0.16)
2021	$9.99	0.21	(0.37)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.25	0.49	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
Tactical Income Fund - Institutional Class (1)(2)
2022	$9.64	0.15	(0.70)	(0.55)	(0.15)	0.00	0.00	(0.15)
2021	$9.99	0.20	(0.36)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.24	0.50	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
Institutional Prime Money Market Fund (1)(2)
2022	$1.0001	0.0167	(0.0008)	0.0159	(0.0160)	0.0000	0.0000	(0.0160)
2021	$1.0003	0.0005	0.0003	0.0008	(0.0010)	0.0000	0.0000	(0.0010)
2020	$1.0000	0.0058	(0.0005)	0.0053	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Page 90	2022 Annual Report | December 31, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (4)	Ratio of Expenses to Average Net Assets Before Fee Reductions (5)	Portfolio Turnover Rate

$8.93	(5.99%)	$2,247	1.27%	1.11%	1.22%	514%
$9.63	(2.01%)	$2,721	1.10%	1.14%	1.25%	250%
$9.98	7.46%	$12,231	1.87%	1.15%	1.26%	69%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%

$8.94	(5.65%)	$10,625	1.77%	0.71%	0.82%	514%
$9.64	(1.60%)	$8,982	1.98%	0.75%	0.86%	250%
$9.99	7.86%	$5,463	2.28%	0.79%	0.90%	69%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%

$8.94	(5.70%)	$54,455	1.65%	0.78%	0.89%	514%
$9.64	(1.62%)	$57,638	1.90%	0.79%	0.90%	250%
$9.99	7.86%	$50,410	2.25%	0.77%	0.88%	69%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%

$1.0000	1.63%	$693,083	1.67%	0.17%	0.45%	N/A
$1.0001	0.03%	$626,993	0.05%	0.11%	0.50%	N/A
$1.0003	0.57%	$336,445	0.57%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A

4	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
5	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2022 Annual Report | December 31, 2022	Page 91

Notes to Financial Statements
December 31, 2022

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Tactical Income Fund (Income), and Institutional Prime Money Market Fund (Money Market)(the Funds).

Each Fund, except Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Money Market offers only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Money Market has adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract

Page 92	2022 Annual Report | December 31, 2022

is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the year ended December 31, 2022, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the year ended December 31, 2022.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of December 31, 2022 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$8,555,026	$538,915
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,437,596	(435,122)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	855,188	(484,382)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	3,955,439	412,349
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	594,225	(267,821)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	379,947	(55,420)
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	4,018,565	(2,065,826)
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	947,746	(398,501)

2022 Annual Report | December 31, 2022	Page 93

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2022 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Net Long Contracts as of December 31, 2021	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Net Long Contracts as of December 31, 2022	Statement of Operations Location	For the Year Ended December 31, 2022
Muirfield	Equity contracts	361	13,002	13,004	359	Net realized gains (losses) from futures contracts	$(12,194,934)
Spectrum	Equity contracts	63	4,097	3,998	162	Net realized gains (losses) from futures contracts	(1,072,338)
Global	Equity contracts	110	1,085	1,055	140	Net realized gains (losses) from futures contracts	(1,680,805)
Balanced	Equity contracts	117	4,907	4,916	108	Net realized gains (losses) from futures contracts	(3,241,539)
Moderate	Equity contracts	39	1,386	1,328	97	Net realized gains (losses) from futures contracts	(1,724,406)
Conservative	Equity contracts	29	747	742	34	Net realized gains (losses) from futures contracts	(651,607)
Dynamic	Equity contracts	448	6,035	5,733	750	Net realized gains (losses) from futures contracts	(9,138,942)
Quantex	Equity contracts	43	688	678	53	Net realized gains (losses) from futures contracts	(2,222,162)

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Year Ended December 31, 2022
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$150,017
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(257,650)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(758,848)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	410,442
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(307,452)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(131,848)
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(3,284,944)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(631,316)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2019 through December 31, 2022) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended December 31, 2022, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 94	2022 Annual Report | December 31, 2022

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2022, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$3,579,913	$(3,579,913)
Spectrum	1,100,385	(1,100,385)

Investment income & expenses allocation. For all Funds, except Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the year ended December 31, 2022 and the year ended December 31, 2021 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2022
Muirfield - Retail	$10,367,547	1,196,225	$979,107	116,491
Muirfield - Adviser	15,179,589	1,706,964	2,505,775	293,990
Muirfield - Institutional	147,454,249	16,783,913	13,037,343	1,527,794
Spectrum - Retail	339,270	26,671	48,366	3,966
Spectrum - Adviser	4,736,600	364,858	910,490	73,892
Spectrum - Institutional	29,541,281	2,308,107	4,056,777	328,440
Global - Retail	461,718	45,302	18,332	1,800
Global - Adviser	504,831	45,774	31,246	3,038
Global - Institutional	3,971,333	385,213	189,552	18,481
Balanced - Retail	2,251,109	187,078	234,363	20,124
Balanced - Adviser	11,960,964	952,401	2,472,129	210,136
Balanced - Institutional	58,578,227	4,729,016	10,432,489	885,292
Moderate - Retail	371,399	32,399	28,570	2,590
Moderate - Adviser	8,553,108	714,051	910,055	82,141
Moderate - Institutional	24,027,486	2,071,827	3,710,716	334,386
Conservative - Retail	420,026	19,355	96,843	4,612
Conservative - Adviser	4,219,912	187,079	417,614	19,655
Conservative - Institutional	21,837,551	985,257	1,805,958	84,817
Dynamic - Retail	1,300,362	109,675	239,533	20,280
Dynamic - Adviser	3,065,143	239,717	803,118	67,012
Dynamic - Institutional	55,474,423	4,492,602	6,535,164	546,630
Quantex - Retail	643,824	19,080	347,726	11,571
Quantex - Adviser	377,374	10,236	94,910	3,125
Quantex - Institutional	2,559,200	72,956	426,798	14,087
Income - Retail	251,290	27,068	31,953	3,546
Income - Adviser	3,585,479	388,928	175,491	19,417
Income - Institutional	15,117,304	1,643,283	915,083	101,247
Money Market	1,037,794,871	1,038,099,219	685,718	685,953

2022 Annual Report | December 31, 2022	Page 95

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares

Year Ended December 31, 2021
Muirfield - Retail	$6,469,284	694,953	$1,389,369	146,318
Muirfield - Adviser	105,372,752	12,157,906	3,472,316	362,120
Muirfield - Institutional	206,153,900	22,156,762	17,951,987	1,867,042
Spectrum - Retail	812,426	62,421	133,412	9,600
Spectrum - Adviser	38,585,700	3,016,241	2,008,738	143,722
Spectrum - Institutional	42,300,867	3,129,326	8,900,032	634,509
Global - Retail	464,829	37,814	355,386	30,743
Global - Adviser	5,718,573	480,145	507,971	43,678
Global - Institutional	5,622,509	464,097	3,657,943	315,612
Balanced - Retail	1,419,522	103,666	536,279	39,803
Balanced - Adviser	75,167,324	5,639,400	5,644,455	415,494
Balanced - Institutional	76,607,173	5,553,310	24,603,677	1,806,617
Moderate - Retail	243,792	19,203	68,964	5,442
Moderate - Adviser	32,545,012	2,569,740	1,909,210	150,181
Moderate - Institutional	33,332,710	2,570,281	9,142,151	717,897
Conservative - Retail	834,351	34,357	373,133	15,690
Conservative - Adviser	24,966,663	1,019,612	1,341,555	55,711
Conservative - Institutional	28,456,983	1,152,983	6,332,940	262,413
Dynamic - Retail	826,784	56,185	1,280,969	91,616
Dynamic - Adviser	30,927,011	2,198,166	3,644,409	258,053
Dynamic - Institutional	76,433,295	5,106,615	25,863,854	1,835,669
Quantex - Retail	4,529,307	104,989	2,342,181	60,226
Quantex - Adviser	4,794,010	125,606	649,231	16,579
Quantex - Institutional	7,445,118	184,488	3,055,546	78,187
Income - Retail	573,050	58,803	39,594	4,065
Income - Adviser	10,993,038	1,108,656	185,116	18,972
Income - Institutional	24,604,439	2,513,602	1,063,777	109,136
Money Market	1,011,642,367	1,011,455,624	35,042	35,036

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2022
Muirfield - Retail	$(10,392,577)	(1,227,021)	$954,077	85,695
Muirfield - Adviser	(13,699,847)	(1,554,998)	3,985,517	445,956
Muirfield - Institutional	(150,749,991)	(17,519,795)	9,741,601	791,912
Spectrum - Retail	(877,124)	(69,156)	(489,488)	(38,519)
Spectrum - Adviser	(5,121,441)	(398,943)	525,649	39,807
Spectrum - Institutional	(31,982,728)	(2,508,992)	1,615,330	127,555
Global - Retail	(1,183,450)	(115,504)	(703,400)	(68,402)
Global - Adviser	(861,702)	(82,102)	(325,625)	(33,290)
Global - Institutional	(10,757,054)	(1,057,581)	(6,596,169)	(653,887)
Balanced - Retail	(2,421,578)	(202,999)	63,894	4,203
Balanced - Adviser	(9,478,358)	(761,567)	4,954,735	400,970
Balanced - Institutional	(60,123,427)	(4,882,448)	8,887,289	731,860
Moderate - Retail	(400,784)	(34,930)	(815)	59
Moderate - Adviser	(4,030,289)	(344,725)	5,432,874	451,467
Moderate - Institutional	(25,436,192)	(2,184,102)	2,302,010	222,111
Conservative - Retail	(1,283,281)	(59,368)	(766,412)	(35,401)
Conservative - Adviser	(3,005,162)	(134,934)	1,632,364	71,800
Conservative - Institutional	(22,790,278)	(1,026,056)	853,231	44,018
Dynamic - Retail	(1,862,469)	(153,154)	(322,574)	(23,199)
Dynamic - Adviser	(3,808,817)	(304,891)	59,444	1,838
Dynamic - Institutional	(39,433,276)	(3,229,545)	22,576,311	1,809,687

Page 96	2022 Annual Report | December 31, 2022

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Quantex - Retail	$(2,362,224)	(69,565)	$(1,370,674)	(38,914)
Quantex - Adviser	(700,448)	(19,309)	(228,164)	(5,948)
Quantex - Institutional	(4,869,656)	(136,563)	(1,883,658)	(49,520)
Income - Retail	(565,332)	(61,447)	(282,089)	(30,833)
Income - Adviser	(1,394,981)	(151,845)	2,365,989	256,500
Income - Institutional	(14,999,096)	(1,632,419)	1,033,291	112,111
Money Market	(972,298,987)	(972,566,847)	66,181,602	66,218,325

Year Ended December 31, 2021
Muirfield - Retail	$(108,680,649)	(12,662,814)	$(100,821,996)	(11,821,543)
Muirfield - Adviser	(66,608,139)	(7,612,443)	42,236,929	4,907,583
Muirfield - Institutional	(108,609,581)	(11,811,076)	115,496,306	12,212,728
Spectrum - Retail	(36,841,554)	(2,901,721)	(35,895,716)	(2,829,700)
Spectrum - Adviser	(18,737,374)	(1,448,581)	21,857,064	1,711,382
Spectrum - Institutional	(37,355,079)	(2,747,785)	13,845,820	1,016,050
Global - Retail	(6,568,484)	(548,993)	(5,748,269)	(480,436)
Global - Adviser	(2,862,018)	(237,195)	3,364,526	286,628
Global - Institutional	(8,380,207)	(680,837)	900,245	98,872
Balanced - Retail	(72,534,298)	(5,502,556)	(70,578,497)	(5,359,087)
Balanced - Adviser	(30,358,104)	(2,250,733)	50,453,675	3,804,161
Balanced - Institutional	(111,852,236)	(7,927,738)	(10,641,386)	(567,811)
Moderate - Retail	(30,629,325)	(2,430,279)	(30,316,569)	(2,405,634)
Moderate - Adviser	(14,748,469)	(1,159,942)	19,705,753	1,559,979
Moderate - Institutional	(38,530,382)	(2,942,267)	3,944,479	345,911
Conservative - Retail	(23,494,226)	(973,256)	(22,286,742)	(923,209)
Conservative - Adviser	(10,649,934)	(435,766)	15,658,284	639,557
Conservative - Institutional	(33,958,616)	(1,365,588)	831,307	49,808
Dynamic - Retail	(31,238,886)	(2,232,902)	(29,131,133)	(2,085,101)
Dynamic - Adviser	(20,640,401)	(1,446,686)	13,931,019	1,009,533
Dynamic - Institutional	(55,644,980)	(3,767,375)	46,652,169	3,174,909
Quantex - Retail	(10,498,344)	(258,266)	(3,626,856)	(93,051)
Quantex - Adviser	(2,204,605)	(52,908)	3,238,636	89,277
Quantex - Institutional	(12,599,469)	(305,429)	(2,098,805)	(42,754)
Income - Retail	(9,978,652)	(1,005,571)	(9,366,008)	(942,703)
Income - Adviser	(7,285,187)	(742,788)	3,892,967	384,840
Income - Institutional	(16,493,262)	(1,686,599)	9,174,954	936,139
Money Market	(721,061,508)	(720,922,007)	290,615,901	290,568,653

2022 Annual Report | December 31, 2022	Page 97

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at December 31, 2022.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund (1)	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments (2)	Collateral Pledged (Received) (2)	Net Amount
Assets:
Futures Contracts
Muirfield	$3,391,266	$(2,852,351)	$538,915	$—	$—	$538,915
Balanced	1,500,663	(1,088,314)	412,349	—	—	412,349

Repurchase Agreements
Money Market	$160,000,000	$—	$160,000,000	$(160,000,000)	$—	$—

Liabilities:
Futures Contracts
Spectrum	$(643,281)	$208,159	$(435,122)	$—	$435,122	$—
Global	(484,382)	—	(484,382)	—	484,382	—
Moderate	(345,001)	77,180	(267,821)	—	267,821	—
Conservative	(166,137)	110,717	(55,420)	—	55,420	—
Dynamic	(2,511,226)	445,400	(2,065,826)	—	2,065,826	—
Quantex	(398,501)	—	(398,501)	—	398,501	—

(1)    There were no securities on loan as of December 31, 2022.

(2)    The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Page 98	2022 Annual Report | December 31, 2022

3.    Securities Valuations

The Funds utilize various methods to calculate the Net Asset Value (NAV) of the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Except for Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.

2022 Annual Report | December 31, 2022	Page 99

The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.

For the year ended December 31, 2022, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2022.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$364,210,308	$—	$—	$364,210,308
Preferred stocks	68,957	—	—	68,957
Warrants	10,372	—	—	10,372
Money market registered investment companies	270,676,198	—	—	270,676,198
Bank obligations	—	498,418	—	498,418
Total	$634,965,835	$498,418	$—	$635,464,253
Trustee deferred compensation***	$349,090	$—	$—	$349,090
Futures contracts**	$538,915	$—	$—	$538,915

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$87,960,398	$—	$—	$87,960,398
Preferred stocks	5,227	—	—	5,227
Warrants	2,971	—	—	2,971
Money market registered investment companies	97,085,841	—	—	97,085,841
Total	$185,054,437	$—	$—	$185,054,437
Trustee deferred compensation***	$60,167	$—	$—	$60,167
Futures contracts**	$(435,122)	$—	$—	$(435,122)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$8,337,841	$—	$—	$8,337,841
Preferred stocks	2,138	—	—	2,138
Warrants	623	—	—	623
Registered investment companies	5,392,695	—	—	5,392,695
Money market registered investment companies	16,682,419	—	—	16,682,419
Bank obligations	—	498,418	—	498,418
Total	$30,415,716	$498,418	$—	$30,914,134
Trustee deferred compensation***	$118,214	$—	$—	$118,214
Futures contracts**	$(484,382)	$—	$—	$(484,382)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$144,048,884	$—	$—	$144,048,884
Preferred stocks	26,242	—	—	26,242
Warrants	4,696	—	—	4,696
Registered investment companies	70,613,553	—	—	70,613,553
Money market registered investment companies	129,378,697	—	—	129,378,697
Bank obligations	—	498,418	—	498,418
Total	$344,072,072	$498,418	$—	$344,570,490
Trustee deferred compensation***	$223,353	$—	$—	$223,353
Futures contracts**	$412,349	$—	$—	$412,349

Page 100	2022 Annual Report | December 31, 2022

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$34,253,261	$—	$—	$34,253,261
Preferred stocks	6,653	—	—	6,653
Warrants	1,618	—	—	1,618
Registered investment companies	53,985,320	—	—	53,985,320
Money market registered investment companies	69,993,745	—	—	69,993,745
Bank obligations	—	249,338	—	249,338
Total	$158,240,597	$249,338	$—	$158,489,935
Trustee deferred compensation***	$45,375	$—	$—	$45,375
Futures contracts**	$(267,821)	$—	$—	$(267,821)

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$17,741,717	$—	$—	$17,741,717
Preferred stocks	4,039	—	—	4,039
Warrants	553	—	—	553
Registered investment companies	57,812,143	—	—	57,812,143
Money market registered investment companies	44,495,467	—	—	44,495,467
Total	$120,053,919	$—	$—	$120,053,919
Trustee deferred compensation***	$89,485	$—	$—	$89,485
Futures contracts**	$(55,420)	$—	$—	$(55,420)

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$150,893,682	$—	$—	$150,893,682
Preferred stocks	16,104	—	—	16,104
Warrants	2,870	—	—	2,870
Registered investment companies	7,578,388	—	—	7,578,388
Money market registered investment companies	54,538,793	—	—	54,538,793
Bank obligations	—	498,418	—	498,418
Total	$213,029,837	$498,418	$—	$213,528,255
Trustee deferred compensation***	$249,128	$—	$—	$249,128
Futures contracts**	$(2,065,826)	$—	$—	$(2,065,826)

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$19,612,497	$—	$—	$19,612,497
Money market registered investment companies	11,930,714	—	—	11,930,714
Bank obligations	—	3	—	3
Total	$31,543,211	$3	$—	$31,543,214
Trustee deferred compensation***	$72,302	$—	$—	$72,302
Futures contracts**	$(398,501)	$—	$—	$(398,501)

Income - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Commercial paper	$—	$9,984,527	$—	$9,984,527
Registered investment companies	45,937,307	—	—	45,937,307
Money market registered investment companies	11,331,750	—	—	11,331,750
U.S. government obligations	—	70,588	—	70,588
Total	$57,269,057	$10,055,115	$—	$67,324,172
Trustee deferred compensation***	$83,059	$—	$—	$83,059

2022 Annual Report | December 31, 2022	Page 101

Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$218,839,385	$—	$218,839,385
Commercial paper	—	220,729,636	—	220,729,636
Corporate obligations	—	14,936,700	—	14,936,700
Repurchase agreements	—	160,000,000	—	160,000,000
Variable rate demand notes	—	6,215,000	—	6,215,000
Money market registered investment companies	73,405,458	—	—	73,405,458
Total	$73,405,458	$620,720,721	$—	$694,126,179
Trustee deferred compensation***	$7,159	$—	$—	$7,159

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at December 31, 2022.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the year ended December 31, 2022, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$1,042,982,143	$1,085,844,764
Spectrum	352,287,175	394,411,932
Global	32,916,435	38,920,408
Balanced	622,907,085	651,578,406
Moderate	264,586,211	290,418,094
Conservative	228,576,219	243,719,791
Dynamic	467,069,748	453,567,640
Quantex	11,683,364	16,191,118
Income	117,925,833	123,079,110

For the year ended December 31, 2022, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$6,250,142	$6,178,983
Balanced	175,494,852	173,503,690
Moderate	133,121,858	131,606,539
Conservative	144,193,945	142,551,691
Income	108,242,274	94,335,015

Page 102	2022 Annual Report | December 31, 2022

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Income	0.40%	0.40%	0.20%	0.20%
Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment.

For the period January 1, 2022 through April 29, 2022, MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. Effective April 30, 2022, MAM voluntarily agreed to reduce this fee by 0.10% for average daily net assets up to $200 million. During the year ended December 31, 2022, $65,205 of investment advisory fees were contractually waived in Dynamic, while $134,795 of investment advisory fees were voluntarily waived.

For the period January 1, 2022 through April 29, 2022, MAM contractually agreed to reduce its investment advisory fee by 0.11% for Income for average daily net assets up to $100 million. Effective April 30, 2022, MAM voluntarily agreed to reduce this fee by 0.11% for average daily net assets up to $100 million. During the year ended December 31, 2022, $24,819 of investment advisory fees were contractually waived in Income, while $49,819 of investment advisory fees were voluntarily waived.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Income	4,000	0.08%	0.03%
Money Market	4,000	0.08%	0.03%

2022 Annual Report | December 31, 2022	Page 103

Management may voluntarily waive fees for any Fund. During the year ended December 31, 2022, MFSCo waived the following transfer agent fees:

	Voluntary Transfer Agent Fees Reimbursements	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Institutional Class	Impact of Voluntary Transfer Agent Fees Reimbursements to Average Net Assets - Money Market Funds
Muirfield	$40,000	N/A	N/A	0.01%	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	128,000	N/A	N/A	0.05%	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Income	—	N/A	N/A	N/A	N/A
Money Market	—	N/A	N/A	N/A	N/A

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Income	0.10%	0.08%	0.03%
Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Income	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

Page 104	2022 Annual Report | December 31, 2022

For the year ended December 31, 2022, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Investment Advisory Fee Waivers and/or Reimbursements	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	134,795	N/A	0.06%	0.06%	0.06%
Quantex	—	N/A	N/A	N/A	N/A
Income	49,819	N/A	0.07%	0.07%	0.07%
Money Market	1,906,269	0.28%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of December 31, 2022, there were no securities being loaned by any of the Funds. For the year ended December 31, 2022, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$234
Global	150
Balanced	5,979
Moderate	3,673
Conservative	2,854
Dynamic	1,913

2022 Annual Report | December 31, 2022	Page 105

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the year ended December 31, 2022, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $79,777. The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the year ended December 31, 2022, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$ 34,247
Spectrum	N/A	0.25%	N/A	N/A	1,060
Global	N/A	0.25%	N/A	N/A	1,625
Balanced	N/A	0.25%	N/A	N/A	4,402
Moderate	N/A	0.25%	N/A	N/A	558
Conservative	N/A	0.25%	N/A	N/A	7,567
Dynamic	N/A	0.25%	N/A	N/A	9,659
Quantex	N/A	0.20%	N/A	N/A	18,938
Income	N/A	0.25%	N/A	N/A	1,721
Money Market	0.20%	N/A	N/A	N/A	N/A

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the year ended December 31, 2022 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Income	0.20%	0.25%	0.10%

Page 106	2022 Annual Report | December 31, 2022

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the year ended December 31, 2022, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 4.36% on December 31, 2022, were as follows:

	12/31/21 Fair Value	Purchases	Sales	Realized Gains (Losses)	12/31/22 Cost	Change in Unrealized	Income	12/31/22 Fair Value
Muirfield	$227,883,637	$251,933,598	$(209,161,713)	$(91,133)	$270,564,643	$111,809	$4,484,889	$270,676,198
Spectrum	54,068,333	118,176,257	(75,172,665)	(25,148)	97,044,533	39,064	1,258,244	97,085,841
Global	19,823,051	17,055,207	(20,814,498)	(5,712)	16,055,545	3,371	286,861	16,061,419
Balanced	98,243,827	209,296,645	(199,116,074)	(55,061)	108,355,978	39,360	1,878,603	108,408,697
Moderate	41,085,154	132,960,642	(120,130,019)	(32,727)	53,877,247	20,695	951,306	53,903,745
Conservative	30,120,101	131,686,982	(134,460,048)	(28,520)	27,315,360	11,952	575,657	27,330,467
Dynamic	58,149,681	82,925,519	(88,570,482)	(25,888)	52,478,477	24,963	919,517	52,503,793
Quantex	13,687,909	13,039,119	(14,795,063)	(5,345)	11,927,919	4,094	209,219	11,930,714
Income	13,584,663	123,047,318	(125,294,313)	(9,235)	11,327,917	3,317	188,419	11,331,750

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2022:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Muirfield	$578,775,324	$77,233,960	$(20,545,031)	$56,688,929
Spectrum	167,909,090	20,498,091	(3,352,744)	17,145,347
Global	29,188,296	2,320,562	(594,724)	1,725,838
Balanced	322,436,320	33,541,605	(11,407,435)	22,134,170
Moderate	156,073,730	7,204,505	(4,788,300)	2,416,205
Conservative	123,043,148	1,278,096	(4,267,325)	(2,989,229)
Dynamic	196,277,195	27,731,097	(10,480,037)	17,251,060
Quantex	28,502,608	3,641,207	(600,601)	3,040,606
Income	68,725,364	129,934	(1,531,126)	(1,401,192)
Money Market	694,253,701	106,249	(233,771)	(127,522)

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2022 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$4,249,878	$—	$12,812,219	$17,062,097
Spectrum	958,594	471,996	3,611,331	5,041,921
Global	82,102	—	158,351	240,453
Balanced	3,501,995	3,906,305	5,840,278	13,248,578
Moderate	2,235,676	1,370,093	1,071,618	4,677,387
Conservative	1,641,226	—	693,917	2,335,143
Dynamic	1,144,644	—	6,501,337	7,645,981
Quantex	132,707	745,313	—	878,020
Income	1,124,771	—	—	1,124,771
Money Market	11,475,492	—	—	11,475,492

2022 Annual Report | December 31, 2022	Page 107

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2021 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$5,065,877	$—	$18,443,632	$23,509,509
Spectrum	452,969	4,113,237	6,510,816	11,077,022
Global	—	1,360,991	3,161,379	4,522,370
Balanced	6,001,952	1,250,419	23,688,712	30,941,083
Moderate	1,372,700	—	9,814,301	11,187,001
Conservative	2,100,379	—	5,989,643	8,090,022
Dynamic	1,183,701	13,748,460	15,898,271	30,830,432
Quantex	18,344	449,273	5,591,196	6,058,813
Income	1,295,798	—	—	1,295,798
Money Market	193,478	—	—	193,478

As of December 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$3,941	$9,575,215	$(343,850)	$56,688,929	$65,924,235
Spectrum	856	4,823,435	(62,330)	17,145,347	21,907,308
Global	5,777	—	(1,751,468)	1,725,838	(19,853)
Balanced	16,998	—	(3,794,467)	22,134,170	18,356,701
Moderate	11,859	—	(4,609,914)	2,416,205	(2,181,850)
Conservative	18,243	—	(4,064,696)	(2,989,229)	(7,035,682)
Dynamic	15,175	—	(9,675,659)	17,251,060	7,590,576
Quantex	8,276	—	(1,408,108)	3,040,606	1,640,774
Income	6,744	—	(12,913,409)	(1,401,192)	(14,307,857)
Money Market	8,335	—	(9,200)	(127,522)	(128,387)

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2022, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$—	$—	$—
Spectrum	—	—	—
Global	1,638,945	—	—
Balanced	3,574,313	—	—
Moderate	4,562,609	—	—
Conservative	3,977,742	—	—
Dynamic	9,438,465	—	—
Quantex	1,338,555	—	—
Income	12,355,351	474,948	—
Money Market	—	1,721	757

Page 108	2022 Annual Report | December 31, 2022

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Money Market	Muirfield	39%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

2022 Annual Report | December 31, 2022	Page 109

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Meeder Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meeder Funds comprising Muirfield Fund, Spectrum Fund, Global Allocation Fund, Balanced Fund, Moderate Allocation Fund, Conservative Allocation Fund, Dynamic Allocation Fund, Quantex Fund, Tactical Income Fund, and Institutional Prime Money Market Fund (the “Funds”) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 27, 2023

Page 110	2022 Annual Report | December 31, 2022

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value July 1, 2022		Ending Account Value December 31, 2022		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$1,022.20	$1,018.90	$6.37	$6.36	1.25%
Adviser Class	1,000.00	1,000.00	1,024.40	1,020.77	4.49	4.48	0.88%
Institutional Class	1,000.00	1,000.00	1,023.20	1,020.57	4.69	4.69	0.92%
Spectrum Fund
Retail Class	1,000.00	1,000.00	1,013.20	1,017.59	7.66	7.68	1.51%
Adviser Class	1,000.00	1,000.00	1,015.80	1,019.76	5.49	5.50	1.08%
Institutional Class	1,000.00	1,000.00	1,015.70	1,019.41	5.84	5.85	1.15%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	1,013.60	1,016.18	9.08	9.10	1.79%
Adviser Class	1,000.00	1,000.00	1,015.60	1,018.20	7.06	7.07	1.39%
Institutional Class	1,000.00	1,000.00	1,015.60	1,018.25	7.01	7.02	1.38%
Balanced Fund
Retail Class	1,000.00	1,000.00	1,010.30	1,017.90	7.35	7.37	1.45%
Adviser Class	1,000.00	1,000.00	1,012.80	1,020.32	4.92	4.94	0.97%
Institutional Class	1,000.00	1,000.00	1,013.00	1,020.47	4.77	4.79	0.94%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	1,002.80	1,018.50	6.71	6.77	1.33%
Adviser Class	1,000.00	1,000.00	1,004.80	1,020.47	4.75	4.79	0.94%
Institutional Class	1,000.00	1,000.00	1,004.70	1,020.32	4.90	4.94	0.97%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	999.00	1,018.65	6.55	6.61	1.30%
Adviser Class	1,000.00	1,000.00	1,001.60	1,020.82	4.39	4.43	0.87%
Institutional Class	1,000.00	1,000.00	1,001.10	1,020.57	4.64	4.69	0.92%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	1,046.90	1,018.45	6.91	6.82	1.34%
Adviser Class	1,000.00	1,000.00	1,049.00	1,020.37	4.96	4.89	0.96%
Institutional Class	1,000.00	1,000.00	1,048.20	1,019.91	5.42	5.35	1.05%

2022 Annual Report | December 31, 2022	Page 111

	Beginning Account Value July 1, 2022		Ending Account Value December 31, 2022		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$1,034.70	$1,017.80	$7.54	$7.48	1.47%
Adviser Class	1,000.00	1,000.00	1,035.10	1,018.15	7.18	7.12	1.40%
Institutional Class	1,000.00	1,000.00	1,034.70	1,017.95	7.39	7.32	1.44%
Tactical Income Fund
Retail Class	1,000.00	1,000.00	1,001.00	1,019.86	5.35	5.40	1.06%
Adviser Class	1,000.00	1,000.00	1,002.60	1,021.73	3.48	3.52	0.69%
Institutional Class	1,000.00	1,000.00	1,002.20	1,021.37	3.84	3.87	0.76%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,015.00	1,024.35	0.86	0.87	0.17%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the total number of days in the six-month period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

Page 112	2022 Annual Report | December 31, 2022

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds, are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President, Meeder Investment Management, Inc.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency.
Anthony V. D’Angelo** Year of Birth: 1959	2006	Trustee

General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Jeffrey R. Provence** Year of Birth: 1969	2017	Trustee

CEO, Premier Fund Solutions, Inc. (2001 – present); General Partner & Portfolio Manager, Value Trend Capital Management, L.P. (1995 – present); Director, Blue Chip Investor Funds; Director, PFS Funds; Chairman of the Trust’s Audit Committee.

Douglas R. Jennings Year of Birth: 1962	2017	Chief Compliance Officer	Chief Compliance Officer, Meeder Investment Management, Inc. (2016 – present); Assistant General Counsel; Partner, Carlile Patchen & Murphy, LLP (2010 – 2016).
Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting, Mutual Funds Service Co. (1997 – present).
Alaina Salonsky Year of Birth: 1967	2017	Secretary	Compliance Specialist, Meeder Investment Management, Inc. (2017 – present); Teacher, Big Walnut School District, Sunbury, Ohio (2013 – 2017).

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all ten Funds in the Trust.
*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Adviser of the Trust.
**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

2022 Annual Report | December 31, 2022	Page 113

Board Review and Approval of Investment Advisory Agreement (unaudited)

At a meeting held September 22, 2022, the Board of Trustees (“Board”), including all of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), met to consider the renewal of the investment advisory agreement (“Agreement”) between the Funds and Meeder Asset Management, Inc. (“Adviser”).

Approval Process. Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board is required to consider the continuation of the Funds’ investment advisory agreement on an annual basis. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders. Prior to the meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders. In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial Solutions, Ltd. (“Broadridge”), an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ Independent Legal Counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all of the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models. The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services. Consideration was also given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year. The Board concluded that the nature, extent and quality of the services provided by the Adviser have benefited and should continue to benefit each Fund and its shareholders.

Investment Performance. The Board placed emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Broadridge reports furnished for the Agreement renewal. The Broadridge report prepared for each Fund showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June 30, 2022, in comparison with its benchmark and a performance universe similar to each Fund’s investment objectives. The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio. The Board noted both the equity markets and bond markets were generally down for the one-year period ended June 30, 2022. They also noted each Fund was down less than its benchmark index during the one-year period ended June 30, 2022, with the exception of the Quantex Fund. The Board was satisfied with the Adviser’s explanation of the factors that contributed to both the short-term and long-term performance of each Fund. The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models. The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management should benefit the Funds and their shareholders.

Costs of Services. Consideration was given to a comparative analysis of the advisory fees and expense ratios of each Fund compared with those of a group of other relevant funds. The Board observed that the Funds’ advisory fees and expenses were within the range of those of other similar funds included in the comparable reports. The Board also considered an analysis comparing the Funds’ advisory fees with the fees charged by the Adviser to private clients, but noted the significant investment, operational, regulatory, and market differences between advising the Funds and advising private clients. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’ cost structures were fair and reasonable in relation to the services provided, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.

Management Profitability. The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed the Funds’ profitability analysis that addresses the overall profitability of the Meeder Funds’ business as well as the profitability resulting from the operation of each Fund. The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent SEC requirements. The Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.

Page 114	2022 Annual Report | December 31, 2022

Economies of Scale. The Board also considered whether economies of scale are realized as the Funds grow larger and the extent to which this is reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets. The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size. The Board expressed continued satisfaction with each Fund’s fee structure under its Agreement.

Ancillary Benefits. The Board also considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and the service of its affiliates as transfer agent, administrator and distributor for the Funds. The fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.

Conclusion. Based upon the foregoing findings as well as all of the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. The Board, including all of its Independent Trustees, therefore approved the continuation of the Agreement effective for a one-year term ending September 30, 2023.

Statement Regarding Liquidity Risk Management Program (unaudited)

In accordance with Rule 22e-4 (“Liquidity Rule”) under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (“Program”). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board of Trustees. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption history, with the objective of maintaining a level of liquidity that is appropriate in light of the Funds’ obligations to the Funds’ shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board of Trustees reviewed the Program during the Funds’ most recent fiscal half-year, including a written report prepared by the Program Administrator. The report reviewed the terms and operation of the Program, investment strategy and liquidity of the Funds, cash flow projections, shareholder concentration and holdings of cash and cash equivalents. The Adviser utilizes quantitative tools that provide daily evaluation of the liquidity of nearly all Funds’ securities. The Program Administrator was satisfied with the design, operation and effectiveness of the Program and reported that there were no liquidity events that materially affected the performance of the Funds or the Funds’ ability to meet their redemption obligations under normal and reasonably foreseeable stressed conditions without dilution to existing shareholders.

The report confirmed that the Funds’ investment strategies utilize highly liquid securities and do not maintain concentrated positions. The Funds also maintain significant holdings of cash and cash equivalents, which were judged suitable to meet redemption needs under ordinary and reasonably stressed market conditions. During the reporting period, the Funds maintained a high level of liquidity and primarily held assets in securities judged highly liquid under the Liquidity Rule. As a result, the Funds see no reason to, and therefore have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks of the Funds can be found in the Funds’ prospectus.

Other Information (unaudited)

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2022 Annual Report | December 31, 2022	Page 115

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Privacy Policy – MIM 001 (4/21/22)

Page 116	2022 Annual Report | December 31, 2022

Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

MEEDER
6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meederinvestment.com

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© 2023 Meeder Investment Management

01/31/23–31435

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$108,000	$119,400
Audit-Related Fees	0	0
Tax Fees	50,500	41,000
All Other Fees	2,250	2,250

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $92,200 and $40,600 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	March 8, 2023

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	March 8, 2023